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The MONYMaster

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Prospectus Portfolio

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Flexible Payment Variable Annuity
Issued by
MONY Life Insurance Company of America

Enterprise Accumulation Trust
MONY Series Fund, Inc.

May 1, 2003
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                                  Prospectus
                               Dated May 1, 2003

             Individual Flexible Payment Variable Annuity Contract

                                   Issued By

                        MONY America Variable Account A
                    MONY Life Insurance Company of America

   MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:

Allocation of Purchase Payments and Surrender Value

.. You can tell us what to do with your purchase payments. You can also tell us what to do with the Cash Value your contract may create for you resulting from those purchase payments.

 . You can tell us to place them into a separate account. That separate account is called MONY America Variable Account A.

    . If you do, you can also tell us to place your purchase payments and Cash
      Values into any or all of 9 different subaccounts. Both the value of your Contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of the MONY Series Fund, Inc. and Enterprise Accumulation Trust.

 . MONY Series Fund, Inc.

    . Money Market Portfolio, Government Securities Portfolio, Long Term Bond
      Portfolio and Intermediate Term Bond Portfolio

 . The Enterprise Accumulation Trust

    . Equity Income Portfolio, Managed Portfolio, Small Company Value
      Portfolio, International Growth Portfolio and High Yield Bond Portfolio

 . You can also tell us to place some or all of your purchase payments and Cash
   Values into our Guaranteed Interest Account. Our Guaranteed Interest Account will pay you a guaranteed interest rate annually, and we will guarantee that those purchase payments and Cash Values will not lose any value, so long as you leave the purchase payments and Cash Values in the Guaranteed Interest Account. Purchase payments and Cash Values you place into the Guaranteed Interest Account become part of our assets.

Living Benefits

.. Annuity Benefits

 . This contract is designed to pay to you the Cash Value in periodic installments.

.. Cash Value Benefits

 . You may ask for some or all of the contract's Cash Value at any time. If you do, we may deduct a surrender charge.

Death Benefit

.. We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity commencement date.

Fees and Charges

.. The contract allows us to deduct certain charges from the surrender value.
  These charges are detailed in this prospectus.

Statement of Additional Information

A Statement of Additional Information dated May 1, 2003 containing additional information about the Contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on the last page of this prospectus or by telephoning 1-800-487-6669 or by accessing the SEC's website at http://www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

Your investment in the contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. Please see applicable prospectuses for the MONY Series Fund, Inc., and Enterprise Accumulation Trust. You should read these prospectuses carefully and keep them for future reference.

                    MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents

                                                                           Page
                                                                           ----
Summary of the Contract...................................................   1
 Purpose of the Contract..................................................   1
 Purchase Payments and Cash Values........................................   2
 MONY America Variable Account A..........................................   2
 Guaranteed Interest Account..............................................   2
 Minimum Purchase Payments................................................   2
 Transfer of Cash Values..................................................   3
 Surrender................................................................   3
 Charges and Deductions...................................................   3
 Right to Return Contract Provision.......................................   3
 Death Benefit............................................................   3
Detailed Information About the Company and MONY America Variable Account A   7
 MONY Life Insurance Company of America...................................   7
 MONY America Variable Account A..........................................   7
The Funds.................................................................   8
 Purchase of Portfolio Shares by MONY America Variable Account A..........   8
 Guaranteed Interest Account..............................................  10
Detailed Information About the Policy.....................................  10
 Payment and Allocation of Purchase Payments..............................  10
 Termination of the Contract..............................................  16
Surrenders................................................................  17
Death Benefit.............................................................  18
 Death Benefit Provided by the Contract...................................  18
 Election and Contract Date of Election...................................  18
 Payment of Death Benefit.................................................  19
Charges and Deductions....................................................  20
 Deductions from Purchase Payments........................................  20
 Charges Against Cash Value...............................................  20
Annuity Provisions........................................................  24
 Annuity Payments.........................................................  24
 Election and Change of Settlement Option.................................  25
 Settlement Options.......................................................  25
 Frequency of Annuity Payments............................................  26
 Additional Provisions....................................................  26
Other Provisions..........................................................  27
 Ownership................................................................  27
 Provision Required by Section 72(s) of the Code..........................  27
 Provision Required by Section 401(a) (9) of the Code.....................  28
 Contingent Annuitant.....................................................  28
 Assignment...............................................................  29
 Change of Beneficiary....................................................  29
 Substitution of Securities...............................................  30

                                                          Page
                                                          ----
 Modification of the Contracts...........................  30
 Change in Operation of MONY America Variable Account A..  30
Voting Rights............................................  30
Distribution of the Contracts............................  31
Federal Tax Status.......................................  32
 Introduction............................................  32
 Tax Treatment of the Company............................  32
 Taxation of Annuities in General........................  32
 Annuity Contracts Governed by Section 403(b) of the Code  33
 Retirement Plans........................................  34
Special Exchange Offer...................................  34
Performance Data.........................................  35
Additional Information...................................  35
Legal Proceedings........................................  35
Financial Statements.....................................  35
Table of Contents of Statement of Additional Information.  36

                            Summary of the Contract

   This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account And the portfolios offered by MONY Series Fund, Inc. and Enterprise Accumulation Trust. More detailed information about the portfolios offered by MONY Series Fund, Inc. and Enterprise Accumulation Trust is contained in the applicable fund prospectuses.

                                  Definitions

 This prospectus contains some specialized terms. We have defined specialized terms on the page where they first appear. The definitions will appear on the page in a box like this one.

Purpose of the Contract

   The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

   The Contract is designed to allow an Contractholder to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the Contractholder's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account. Those purchase payments can accumulate for a period of time and create Cash Values for the Contractholder. The Contractholder can choose the length of time that such purchase payments may accumulate. The Contractholder may choose at some point in the future to receive annuity benefits based upon those accumulated Cash Values.

   An Contractholder may use the Contract's design to accumulate Cash Values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403, 408, and 457 of the Internal Revenue Code (the "Code").

 Qualified Plans -- Retirement plans that receive favorable tax treatment under
 Section 401, 403, 408 or 457 of the Internal Revenue Code.

 Qualified Contracts -- Contracts issued under Qualified Plans.

 Non-Qualified Contracts -- Contracts issued under Non-Qualified Plans.

 Non-Qualified Plans -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

   The Contract is also designed to allow the Contractholder to request payments of part or all of the accumulated Cash Values before the Contractholder begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to a Contract charge and/or income and other taxes.

   "An endorsement is available on or after June 1, 2000 for all contracts issued in the State of Florida which will amend this Contract to provide benefits, features, charges and major provisions as described in the current MONY Custom Master prospectus and any amendments to it."

Purchase Payments and Cash Values

   The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

   You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The purchase payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

   Purchase payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.

MONY America Variable Account A

   MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

   The subaccounts of MONY America Variable Account A invest in shares of MONY Series Fund, Inc. and The Enterprise Accumulation Trust (collectively called the "Funds") at their net asset value. (See "The Funds"). Contractholders bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

 Contractholders -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contractholder. A collateral assignee is not the Contractholder.

 Purchase Payment (Payment) -- An amount paid to the Company by the Contractholder or on the Contractholder's behalf as consideration for the benefits provided by the Contract.

Guaranteed Interest Account

   The Guaranteed Interest Account is part of the Company's general account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account".)

 Cash Value -- The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

   Valuation Date -- Each day that the New York Stock Exchange is open for regular trading.

Minimum Purchase Payments

   The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Payment".

   Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract".) The Company may change any of these requirements in the future.

Transfer of Cash Values

   On each Valuation Date, you may transfer Cash Value among the subaccounts and to or from the Guaranteed Interest Account. Transfers may be made by telephone, fax or web if the proper form has been completed, signed, and received by the Company at its Operations Center located at 1 MONY Plaza, Syracuse, New York 13221. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. See "Transfers".

Surrender

   You may surrender all or part of the Contract at any time and receive its surrender value while the annuitant is alive prior to the annuity commencement date. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Federal Tax Status".)

Charges and Deductions

   The Contract provides for the deduction of various charges and expenses from the Cash Value of the Contract.

   We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see "Distribution of the Contracts".

Right to Return Contract Provision

   You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the Free Look Period (usually within ten days from the day you receive it). Unless state law requires otherwise, you will receive a full refund of the purchase payments received by the Company. During the Free Look Period, purchase payments allocated to the Subaccounts will be retained in the Money Market Subaccount of Variable Account A.

Death Benefit

   If the Annuitant (and the Contingent Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. Under certain circumstances, an Enhanced Death Benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death Benefit".)

 Annuitant -- The person upon whose continuation of life any annuity payment depends.

 Contingent Annuitant -- The party designated by the Contractholder to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

 Beneficiary -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Contingent Annuitant.

Fee Tables

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

   The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options. State premium taxes may also be deducted.

         Contractowner Transaction Expenses:
         Maximum Deferred Sales Load (Surrender Charge)
           (as a percentage of purchase payments surrendered)  7%/(1)/
         Maximum Transfer Charge............................. $25/(3)/

   The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

                    Maximum Annual Contract Charge $30/(2)/


Separate Account Annual Expenses (as a percentage of average account value):
   Maximum Mortality and Expense Risk Fees..................................     1.25%/(4)/
   Total Separate Account Annual Expenses...................................     1.25%/(4)/

----------
/(1)/The Surrender Charge percentage, which reduces to zero, is determined under a Surrender Charge schedule. See "Deductions from Fund
     Value -- Amount of Surrender Charge."

     The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of Surrender Charge. See "Charges against Fund Value -- Free Partial Surrender Amount".

/(2)/The Annual Contract charge is currently $30. For Qualified Contracts
     (other than those issued for IRA and SEP-IRA) the Annual Contract Charge is $15 per Contract year. However, the Company may in the future change an amount of the charge not exceeding $50 per Contract year. See "Deductions from Fund Value -- Annual Contract Charge".

/(3)/The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 4 transfers in a contract year, which will not exceed $25. See "Deductions from Fund Value -- Transfer Charge".

/(4)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.25% from the value of the net assets of MONY America Variable Account A.

   The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.

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Total Annual Fund Portfolio Operating Expenses                                  Minimum Maximum
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
(expenses that are deducted from portfolio company assets, including management
fees, distribution and/or services fees (12b-1 fees), and other expenses)        0.54%   1.30%
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Example

   This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2002.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   1. a.If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                          $894  $1,347  $1,817   $2,786

      b.If you surrender your Contract at the end of the applicable time period
        (assuming minimum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                          $828  $1,148  $1,479   $2,062

   2. a.If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                          $248   $764   $1,306   $2,786

      b.If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                          $178   $551    $949    $2,062

                        CONDENSED FINANCIAL INFORMATION

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES

                                                                             Unit Value
                                -------------------------------------------------------------------------------------------
                                           Dec. 31, Dec. 31, Dec. 31, Dec. 31, Dec. 31, Dec. 31, Dec. 31, Dec. 31, Dec. 31,
Subaccount                      Inception*   1993     1994     1995     1996     1997     1998     1999     2000     2001
----------                      ---------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Enterprise Equity..............   $10.00    $19.11   $19.60   $26.82   $33.18   $41.22   $44.74   $45.51   $47.68   $41.90
Enterprise Small Company Value.    10.00     22.01    21.73    24.11    26.49    37.77    40.90    16.33    17.12    17.55
MONY Intermediate Term Bond....    10.00     15.37    14.95    16.95    17.36    18.47    19.60    60.67    60.80    53.32
MONY Long Term Bond............    10.00     17.36    16.09    20.68    20.36    22.81    24.81    20.67    16.89    12.03
Enterprise Managed.............    10.00     23.91    24.22    35.17    42.90    52.75    56.24    47.56    43.88    36.64
MONY Money Market..............    10.00     13.11    13.45    14.03    14.57    15.15    15.75    15.14    14.57    15.24
MONY Government Securities.....    10.00        --    10.04    11.00    11.25    11.91    12.57    50.10    50.71    52.67
Enterprise International Growth    10.00        --     9.91    11.22    12.48    12.98    14.72    22.63    25.85    27.14
Enterprise High Yield Bond.....    10.00        --    10.05    11.54    12.88    14.42    14.76    19.40    20.69    22.17


                                Dec. 31,
Subaccount                        2002
----------                      --------
Enterprise Equity.............. $ 26.71
Enterprise Small Company Value.   47.22
MONY Intermediate Term Bond....   23.95
MONY Long Term Bond............   30.58
Enterprise Managed.............   41.49
MONY Money Market..............  17. 60
MONY Government Securities.....   15.01
Enterprise International Growth    9.57
Enterprise High Yield Bond.....   15.28

                                                                        Units Outstanding
                           --------------------------------------------------------------------------------------------------
                            Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
Subaccount                    1993       1994       1995       1996       1997       1998       1999       2000       2001
----------                 ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Enterprise Equity.........  2,956,822  3,865,965  5,426,511  8,212,227 10,706,757 11,629,793     18,277     13,226     10,748
Enterprise Small Company
 Value....................  4,249,653  5,924,266  6,055,472  6,346,453  8,401,211  8,392,405     31,223     23,813     10,523
MONY Intermediate Term
 Bond.....................  1,673,790  1,753,781  1,806,518  1,916,050  1,941,792  2,414,529 28,518,300 16,443,234 12,609,907
MONY Long Term Bond.......  2,673,790  2,245,807  2,477,643  2,506,531  2,645,732  4,000,596  4,031,563  2,646,801  1,878,354
Enterprise Managed........ 18,964,250 24,924,610 31,540,233 39,371,381 43,843,754 41,556,499  2,404,096  1,436,552  1,197,470
MONY Money Market.........  3,698,103  5,304,884  6,504,679  8,278,977  8,585,010 18,280,159  3,816,497  2,074,927  1,540,180
MONY Government
 Securities...............         --     17,347    679,711  1,269,214  1,761,542  3,591,602  6,338,206  3,867,795  3,054,705
Enterprise International
 Growth...................         --    208,202  1,456,982  3,610,923  5,021,078  4,954,694  1,787,011  1,131,476    996,810
Enterprise High Yield Bond         --      6,870  1,194,315  2,361,710  4,081,656  5,868,866     22,870     16,657     14,022


                           Dec. 31,
Subaccount                   2002
----------                 ---------
Enterprise Equity......... 3,132,647
Enterprise Small Company
 Value.................... 2,417,506
MONY Intermediate Term
 Bond.....................   929,701
MONY Long Term Bond.......   962,720
Enterprise Managed........ 9,406,774
MONY Money Market......... 3,938,569
MONY Government
 Securities............... 1,317,180
Enterprise International
 Growth................... 1,447,750
Enterprise High Yield Bond 1,221,698

----------
*MONY America Variable Account A commenced operations on November 25, 1987. The
 Intermediate Term Bond, Long Term Bond, and Money Market Subaccounts became available for allocation on that date, however, only the Money Market Subaccount had operations in 1987. The Equity, Small Company Value, and Managed Subaccounts became available for allocation on August 1, 1988. The Government Securities, International Growth, and High Yield Bond Subaccounts first became available for allocation on November 16, 1994.

                    DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT A

MONY Life Insurance Company of America

   MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in 1969 in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY") a stock life insurance company organized in the State of New York. The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company.

MONY America Variable Account A

   MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the general Account Assets and other separate accounts of the Company.

   The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our general account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the contract supported by it.

   MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY America Variable Account A. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

   MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of MONY Series Fund, Inc or the Enterprise Accumulation Trust. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts of MONY America Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities. MONY Series Fund, Inc. has a total of seven portfolios. Only four of the seven portfolios are available to you.

                                   THE FUNDS

   Each available subaccount of MONY America Variable Account A will invest only in the shares of the designated portfolio of MONY Series Fund, Inc. or The Enterprise Accumulation Trust (collectively called the "Funds"). The Funds are registered with the SEC under the 1940 Act as open-end diversified management investment companies. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or either of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

                                                              Adviser
       Subaccount                Fund Type        (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
-----------------------------------------------------------------------------------
Enterprise Equity          Large Blend            Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by TCW
                                                  Investment Management
                                                  Company)
-----------------------------------------------------------------------------------
Enterprise High-Yield      High-Yield Bond        Enterprise Capital Management,
Bond Subaccount                                   Inc. (subadvised by Caywood
                                                  Scholl Capital Management)
-----------------------------------------------------------------------------------
Enterprise International   Foreign Stock          Enterprise Capital Management,
Growth Subaccount                                 Inc. (subadvised by SSgA Funds
                                                  Management, Inc.)
-----------------------------------------------------------------------------------
Enterprise Managed         Large Value            Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by Wellington
                                                  Management Company, LLP)
-----------------------------------------------------------------------------------
Enterprise Small Company   Small Value            Enterprise Capital Management
Value Subaccount                                  Inc. (subadvised by Gabelli Asset
                                                  Management Co.)
-----------------------------------------------------------------------------------
                              MONY Series Fund, Inc.
-----------------------------------------------------------------------------------
MONY Government            Short Government       MONY Life Insurance Company
Securities Subaccount                             of America
-----------------------------------------------------------------------------------
MONY Intermediate Term     Intermediate-Term Bond MONY Life Insurance Company
Bond Subaccount                                   of America
-----------------------------------------------------------------------------------
MONY Long Term Bond        Long-Term Bond         MONY Life Insurance Company
Subaccount                                        of America
-----------------------------------------------------------------------------------
MONY Money Market          Money Market           MONY Life Insurance Company
Subaccount                                        of America
-----------------------------------------------------------------------------------

   Each Contractholder should periodically review their allocation of purchase payments and Surrender Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

Purchase of Portfolio Shares by MONY America Variable Account A

   MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

  .  Collect charges under the Contracts.

  .  Pay Surrender Value on full surrenders of the Contracts.

  .  Fund partial surrenders.

  .  Provide benefits under the Contracts.

  . Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Contractholders.

   Any dividend or capital gain distribution received from a portfolio of a Fund will be:

  .  Reinvested immediately at net asset value in shares of that portfolio.

  .  Kept as assets of the corresponding subaccount.

 Surrender Value -- The Contract's Cash Value, less (1) any applicable Surrender Charge, (2) and any applicable Annual Contract Charge.

   Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

   When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

   The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

   The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

   The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of MONY America Variable Account A and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive may be significant.

   In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

Guaranteed Interest Account

   The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

   Crediting of Interest. Net purchase payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at a rate declared by us. We guarantee that the rate will not be less than 4% (0.010746% compounded daily). For Contracts issued on and after May 1, 1994 (or on or after such later date as approval required in certain states is obtained), the rate declared by us is guaranteed not to be less than 3.5% (0.009426%, compounded daily). Each interest rate we declare will apply to all net purchase payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Initial net purchase payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which, (1) the Contract is issued (and the funds transferred into the Money Market Subaccount) and (2) from and after the date on which we deem the Free Look Privilege to have expired on all funds transferred from the Money Market Subaccount to the Guaranteed Interest Account. Amounts may be withdrawn from the Guaranteed Interest Account as a result of:

  .  Transfer

  .  Partial surrender

  .  Any charge imposed in accordance with the Contract

Such withdrawals will be considered to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

   Prior to the expiration of the period for which a particular interest rate was guaranteed, we will declare a renewal interest rate. The renewal interest rate will be effective for the succeeding period we determine.

   The Guaranteed Interest Account is described in greater detail in a separate prospectus attached to this prospectus for your convenience.

                     DETAILED INFORMATION ABOUT THE POLICY

   The Cash Value in MONY America Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Cash Value, particularly the Cash Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits, because of the State where we issued your Contract. We will include any such differences in your Contract.

   An endorsement is available on or after June 1, 2000 for all contracts issued in the State of Florida which will amend this Contract to provide benefits, features, charges and major provisions as described in the current MONY Custom Master prospectus and any amendments to it.

Payment and Allocation of Purchase Payments

  Issuance of the Contract

   Individuals who want to buy a Contract must:

      (1) Complete an application.

      (2) Personally deliver the application to:

          (a) a licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

          (b) a licensed agent who is also registered representative of a broker dealer which had been authorized by MSC to sell the Contract.

      (3) Pay the minimum initial purchase payment.

   If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two Business Days. We will apply any additional premium payments you make on the Business Day we receive them.

   The minimum initial purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial purchase payment for each situation.

     Use of Contract or Method of Making Purchase Payment         Minimum Initial Purchase Payment
------------------------------------------------------------------------------------------------------

Individual retirement accounts and annuities under Section     $2,000
408 of the Code (other than Simplified Employee Pensions)
------------------------------------------------------------------------------------------------------

Non-Qualified Plans                                            $2,000
------------------------------------------------------------------------------------------------------

H.R. 10 plans (self-employed individuals' retirement plans     $600
under 401 or 403 (c) of the Code), certain corporate or
association retirement plans, Simplified Employee Pensions
under Section 408 of the Code
------------------------------------------------------------------------------------------------------

Annuity purchase plans sponsored by certain tax-exempt         $600
organizations, governmental entities, or public school systems under Section 403(b) of the Code, and deferred compensation
plans under Section 457 of the Code
------------------------------------------------------------------------------------------------------

Payroll deduction and automatic checking account withdrawal    Annualized rate of $600 (i.e., $600 per
plans                                                          year, $300 semiannually, $150 quarterly
                                                               or $50 per month)
------------------------------------------------------------------------------------------------------

Government Allotment Plans                                     $50 per month

 Government Allotment Plans -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

   The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

      (1) Cumulative Purchase Payments made under any one or more Contracts held by the Contract Contractholder, less

      (2) The amount of any prior partial surrenders and their Surrender Charges, exceed

      (3) $1,500,000.

   The Company reserves the right to reject an application for any reason permitted by law.

 Contract Date -- The date the contract begins as shown in the Contract.

   Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

      (1) The Contract is issued by the Company, and

      (2) The Contract is accepted by the Contractholder.

No interest will be paid if the Contract is not issued or if it is declined by the Contractholder. Net Purchase Payments will be held in the Money Market Subaccount of MONY America Variable Account A if:

      (1) The application is approved,

      (2) The Contract is issued, and

      (3) The Contractholder accepts the Contract.

These amounts will be held in that Account pending end of the Free Look Period. (See "Free Look Privilege".)

The application will not be declined if the prospective buyer consents to the Company's keeping the Purchase Payment until the application is completed.

  Free Look Privilege

   The Contractholder may return the Contract during the Free Look Period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded (except for contracts entered into in the Commonwealth of Pennsylvania) is equal to the greater of:

      (1) All purchase payments; and

      (2) (a) Cash Value of the contract (as of the date received at the Operations Center or, if returned by mail, after being postmarked, properly addressed and postage prepaid) plus (b) any deductions from purchase payments (i.e. taxes for annuity considerations deducted, mortality and expense risk charges deducted in determining Unit value of MONY America Variable Account A, and asset charges deducted in determining the share value of the Funds).

  Allocation of Payments and Cash Value

   Allocation of Payments. On the application, the Contractholder may allocate Net Purchase Payments to the subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the Money Market Subaccount of MONY America Variable Account A if they are received before the end of the Free Look Period. The Net Purchase Payments will initially be allocated to the Money Market Subaccount beginning on the later of:

      (1) The Contract Date of the Contract, and

      (2) The date the Payment is received at the Company's Operations Center.

   Net Purchase Payments will continue to be allocated to that subaccount until the Free Look Period expires (See "Free Look Privilege" above.) After we deem the Free Look Period to have expired, the Contract's Cash Value will automatically be transferred to MONY America Variable Account A subaccount (s) or to the Guaranteed Interest Account according to the Contractholder's percentage allocation.

   After the Free Look Period, under a non-automatic payment plan, if the Contractholder does not:

      (1) Specify the amount to be allocated among subaccounts, or

      (2) Specify the percentage to be allocated among subaccounts, or

      (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Contractholder's most recent instructions on record with the Company. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Net Purchase Payment. Allocation percentages must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record.

  Calculating Unit Values for Each Subaccount

   When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Valuation Date on which the Purchase Payment is received.

   The unit value of each subaccount on its first Valuation Date was set at $10.00. To determine the unit value of a subaccount on any later Valuation Date, the Company takes the prior Valuation Date's unit value and multiplies it by the Net Investment Factor for the current Valuation Date. The Net Investment Factor is used to measure the investment performance of a subaccount from one Valuation Date to the next. The Net Investment Factor for each subaccount equals:

      (1) the net asset value per share of each Fund held in the subaccount at the end of the current Valuation Date divided by

      (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Valuation Date, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

   The unit value of these subaccounts may increase, decrease or remain the same from Valuation Date to Valuation Date. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Guaranteed Interest Account Cash Value

   Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on:

      (1) The date received at the Operations Center, or

      (2) If the day Payments are received is not a Valuation Date, then on the next Valuation Date.

Interest will be credited daily. That part of a Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Contractholder.

  Calculation of Cash Value

   The Contract's Cash Value will reflect:

  . The investment performance of the selected subaccount(s) of MONY America Variable Account A.

  .  Amounts credited (including interest) to the Guaranteed Interest Account.

  .  Any Net Purchase Payments.

  .  Any Partial Surrenders.

  .  All Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

   The Cash Value will be computed first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract".)

   After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be computed as follows:

      (1) Determine the aggregate of the Cash Values attributable to the Contract in each of the subaccounts on the Valuation Date. This is done by multiplying the subaccount's unit value on that date by the number of subaccount Units allocated to the Contract;

      (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase payments and:

      .  The addition of any interest credited.

      .  Addition or subtraction of any amounts transferred.

      .  Subtraction of any partial surrenders.

      .  Subtraction of any Contract charges, deductions.

      (3) Add any Net Purchase Payment received on that Valuation Date;

      (4) Subtract any partial surrender amount and its Surrender Charge made on that Valuation Date;

      (5) Subtract any Annual Contract Charge deductible on that Valuation Date.

   In computing the Contract's Cash Value, the number of subaccount units allocated to the Contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Cash Value is done before any other Contract transactions on the Valuation Date, such as:

  .  Receipt of Net Purchase Payments.

  .  Partial Surrenders.

If a transaction would ordinarily require that the Contract's Cash Value be computed for a day that is not a Valuation Date, the next following Valuation Date will be used.

   Transfers. You may transfer the value of the Contract among the subaccounts after the Free Look Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. The same rules apply as those for allocation of payments by telephone, facsimile or via the web. See "Telephone/Facsimile/Web Transaction" section. Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts.

   Transfers may be postponed for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

   A transfer charge is not currently imposed on transfers. (See "Charges Against Cash Value -- Transfer Charge".) However, the Company reserves the right to impose a charge for transfer in excess of four which will not exceed $25 per transfer. If imposed the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. The charge allocated against the Guaranteed Interest Account or any subaccounts will be in the same proportion that the amount being transferred from the Guaranteed Interest Account or any subaccount bears to the total amount being transferred. If there is insufficient Cash Value in a subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge. (See "Charges Against Cash Value -- Annual Contract Charge".) All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Cash Value at the end of the Free Look Period will not be subject to a transfer charge nor will it be counted against the 4 transfers allowed in each Contract year without charge. Under present law, transfers are not taxable transactions.

 Contract Year -- Any period of twelve (12) months commencing with the Contract Date and each Contract Anniversary thereafter.

   Transfers Involving the Guaranteed Interest Account. Transfers to or from the Guaranteed Interest Account are subject to the following limitations.

  . Prior approval of the Company if part of the transfer will cause amounts credited to the Guaranteed Interest Account to exceed $250,000.

      . The portion in excess of the $250,000 limitation will be allocated back to the subaccounts designated in that transfer as the subaccounts from which amounts were to be transferred. The allocation back will be in the proportion that the amount requested to be transferred from each subaccount bears to the total amount transferred.

  . Transfers from the Guaranteed Interest Account to one or more subaccounts may be made once during each Contract Year, and the amount which may be transferred if limited to the greater of:

      . 25% of the amounts credited to the Guaranteed Interest Account on the date the transfer would take effect or

      .  $5,000.

  . Transfers from the Guaranteed Interest Account to one or more subaccounts will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter.

  . Requests received not more than 10 days before the anniversary of the Contract Date will be executed on the Valuation Date which coincides with or next follows the date the request is received.

  . Requests more than 10 days before or 30 days after the anniversary of the Contract Date will be returned to the Contractholder.

   Transfers by Third Parties. As a general rule and as a convenience to Owners, the Company allows an Owner to give a third party the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. In instances where the Company identifies a pattern of activity by a third party which may be disadvantageous to the other Owners, the Company will contact third parties in writing to advise them that any such future activity will be disallowed.

  Telephone/Facsimile/Web Transactions

   The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the Web subject to the rules of the Company and its right to terminate telephone, facsimile or via the Web allocation. The Company reserves the right to deny any telephone, facsimile or via the Web allocation request. Any such change, whether made in writing or by telephone, facsimile or via the Web, will be effective when recorded on the records of the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

   The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

      (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

      (2) The Owner will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The telephone allocation privileges may also be elected by completing the telephone authorization section on the Contract application. The Company's form or a Contract application with the telephone authorization completed must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

   Special Note on Reliability. Please note that the internet our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

Termination of the Contract

   The Contract will remain in effect until the earlier of :

      (1) The date the Contract is surrendered in full,

      (2) The date annuity payments start,

      (3) The Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Cash Value remains in the Contract, and

      (4) The date the Death Benefit is payable under the Contract.

 Contract Anniversary -- An anniversary of the Contract Date of the Contract.

 Contract Date -- The date shown as the Contract Date of the Contract.

                                  SURRENDERS

   The Contractholder may elect to make a surrender of all or part of the Contract's value provided it is:

  .  On or before the annuity payments start, and

  .  During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

   The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less

      (1) any applicable Surrender Charge, and

      (2) (for a full surrender) any Annual Contract Charge.

If your Contract is a Qualified Contract and you took a loan, the amount you receive will be less any debt due.

The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Contractholder.

   A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account in accordance with the directions of the Contractholder. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, the Annual Contract Charge and any Surrender Charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Contractholder. The Unit value will be calculated as of the Valuation Date the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount designated by the Contractholder. Allocations by amount require that at least $25 be allocated against the Guaranteed Interest Account or any subaccount. The request will not be accepted if:

  . There is insufficient Cash Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

  .  The Guaranteed Interest Account limitation is exceeded, or

  .  The request is incorrect.

If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Contract's Cash Value held in said accounts bears to the Contract's Cash Value.

   Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. If (1) an allocation of the partial surrender is not made, or (2) there is insufficient cash value in any of the Contractholder's accounts to provide for any accounts proportionate share of the Surrender Charge, then the entire amount will be allocated against each account in the same proportion that the Cash Value in each account bears to the Contract's Cash Value.

   Any amount paid from the variable account for a cash surrender, death benefit or transfer will be processed and paid in accordance with the requirements of the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment or transfer request under the 1940 Act. Postponement is currently permissible only for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonable practicable or it is not reasonably practicable to determine the value of the net assets of the Fund, or

      (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions".)

   Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Contractholders should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

   The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status".)

                                 DEATH BENEFIT

Death Benefit Provided by the Contract

   The Company will pay a Death Benefit to the Beneficiary if:

  .  The Annuitant dies; and

  .  The death occurs before the annuity payments start.

   The amount of the Death Benefit will be the greater of

      (1) The Cash Value on the date of the Annuitant's death;

      (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges.

If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

Election and Contract Date of Election

   The Contractholder may elect to have the Death Benefit of the Contract applied under one or more Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

  .  During the lifetime of the Annuitant, and

  .  Before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

      (1) to receive the Death Benefit in the form of a cash payment; or

      (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options".) If an election by the payee is not received by the Company within 30 days following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Contractholder will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

   Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

Payment of Death Benefit

   If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

  .  the election becomes effective, or

  .  the election is considered to become effective, and

  .  due proof of death is received.

The Company may be permitted to postpone such payment for amounts from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by us will be paid on any Death Benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2 3/4% annually.

                            CHARGES AND DEDUCTIONS

   The following table summarizes the charges and deductions under the Contract:

                                  Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------
Tax Charge                                         State and local -- 0%-3.5% -- Company currently
                                                   assumes responsibility; current charge to
                                                   Contractholder 0%.
                                                   Federal -- Currently 0% (Company reserves the
                                                   right to charge in the future.)
------------------------------------------------------------------------------------------------------
                         Daily Deduction from MONY America Variable Account A
------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                    Maximum daily rate -- 0.003425%
Annual Rate deducted daily from net assets         Maximum Annual rate -- 1.25%
------------------------------------------------------------------------------------------------------
                                      Deductions from Cash Value
------------------------------------------------------------------------------------------------------
Annual Contract Charge                             Non-Qualified Contracts -- $30 (subject to increase
Current charges listed may be increased to as much up to $50)
as $50 ($30 in certain states) on 30 days written  IRA and SEP-IRA -- $30 (subject to increase up to
notice.                                            $50)
                                                   Qualified Contracts -- $15 (subject to increase up
                                                   to $50)
------------------------------------------------------------------------------------------------------
Transaction and Other Charges                      $0
Transfer Charge                                    (Company reserves the right to charge up to $25)
------------------------------------------------------------------------------------------------------
Surrender Charge                                   See below for grading schedule. See page "Charges
Grades from 7% to 0% of Cash Value surrendered     and Deductions -- Charges Against Cash Value"
based on a schedule.                               for details of how it is computed.

   The following provides additional details of the charges and deductions under the Contract.

Deductions from Purchase Payments

   Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. The amount of the deduction will vary from locality to locality. Deductions will generally range from 0% to 3.5% of purchase payments. However, we are currently assuming responsibility for payment of this tax. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Contractholder.

Charges Against Cash Value

  Daily Deduction from MONY America Variable Account A

   Mortality and Expense Risk Charge

   The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current and guaranteed maximum daily rate of 0.003425 percent (equivalent to an annual rate of 1.25%) from the value of the net assets of MONY America Variable Account A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date.

   The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3 1/2% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

   If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

  Deductions from Surrender Value

   Annual Contract Charge

   The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

   The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from MONY and such other sources as may be available.

   An annual contract charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA) the amount of the charge is $30. The charge may be increased to as much as $50. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15. This charge may be increased to as much as $50, and will be increased to $30 in the event the Contract is no longer a Qualified Contract. The Contractholder will receive a written notice 30 days in advance of any change in the charge.

   The Annual Contract Charge is deducted from the Cash Value on the following dates:

      (1) Each Contract Anniversary before the date annuity payments start.

      (2) On the day the annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Cash Value in those accounts bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

   Transfer Charge

   Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer in excess of 4 instructed by the Contractholder in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Cash Value held in the subaccount(s) or from the Guaranteed Interest Account from which the transfer is made. The transfer charge will be allocated against these accounts in the same proportion as the amounts transferred. If there is insufficient value in an account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge.

   Surrender Charge

   A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.

   The Surrender Charge will never exceed 7% of total purchase payments. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge".)

   A Surrender Charge will be computed when a surrender is made and will be deducted from the Cash Value if:

      (1) All or a part of the Contract's Surrender Value (See "Surrenders") is surrendered, or

      (2) The Surrender Value is received at maturity when the annuity payments start.

   A Surrender Charge will not be imposed:

      (1) Against Cash Value surrendered in a contract year up to an amount equal to net purchase payments made by the Contractholder prior to the contract year of the surrender and the preceding 7 contract years.

      (2) To the extent necessary to permit the Contractholder to obtain an amount equal to the Guaranteed Free Surrender Amount (See "Guaranteed Free Surrender Amount".)

      (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options".)

      (4) If the surrender is a full surrender and the following conditions are met:

          (a) Annuitant is age 59 1/2 or older on the date of the full surrender;

          (b) the Contract has been in effect for at least 10 contract years;
       and

          (c) one or more purchase payments were remitted during each of at least 7 of the 10 contract years immediately preceding the date of the surrender.

In no event will the aggregate Surrender Charge exceed 7% of the Cash Value. The amount deducted from the Cash Value to cover the surrender charge is not subject to the surrender charge.

   For a partial surrender, the Surrender Charge will be deducted from any remaining Contract Value, if sufficient. If the Contract Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender. If there is insufficient cash value in the Guaranteed Interest Account or any subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against said accounts in the same proportion that the Cash Value held in said accounts bears to the Cash Value in the Guaranteed Interest Account and all subaccounts.

   No Surrender Charge will be deducted from Death Benefits (See "Death
Benefit".)

   For purposes of determining the Surrender Charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "Federal Tax Status".)

   Amount of Surrender Charge. The amount of the Surrender Charge is determined as follows:

      Step 1. Allocate purchase payments on a first-in, first-out basis to the amount surrendered. (Any purchase payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

      Step 2. Multiply each allocated purchase payment by the appropriate surrender charge percentage determined on the basis of the table below:

                       Surrender Charge Percentage Table
     ---------------------------------------------------------------------
     Contract Year Since Purchase Payment Made Surrender Charge Percentage
     ---------------------------------------------------------------------
                         0                                  7%
     ---------------------------------------------------------------------
                         1                                  7
     ---------------------------------------------------------------------
                         2                                  6
     ---------------------------------------------------------------------
                         3                                  6
     ---------------------------------------------------------------------
                         4                                  5
     ---------------------------------------------------------------------
                         5                                  4
     ---------------------------------------------------------------------
                         6                                  3
     ---------------------------------------------------------------------
                         7                                  2
     ---------------------------------------------------------------------
                    8 (or more)                             0
      Step 3.  Add the products of each multiplication in Step 2 above.

   Guaranteed Free Surrender Amount. The surrender charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

      (1) For Qualified Contracts issued on or after May 1, 1994, (other than Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, an amount up to the greater of:

          (a) $10,000 (but not more than the Contract's Cash Value), or

          (b) 10% of the Contract's Cash Value (at the time the first partial surrender is request is received)

   may be received in each Contract Year without a surrender charge.

      (2) For Qualified Contracts issued before May 1, 1994 and for holders of contracts in states where approval has not been granted, an amount up to 10% of the Cash Value of the Contract (on the date the partial surrender is request is received) in each Contract Year.

      (3) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, an amount up to 10% of the Cash Value of the Contract may be received in each Contract Year without a surrender charge.

We reserve the right to limit the number of partial surrenders under the Guaranteed Free Surrender Amount to 12 during any Contract Year. Since purchase payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to purchase payments received 8 or more contract anniversaries ago. For illustrations of how the Surrender Charge is calculated, see Appendix A of this prospectus.

  Taxes

   Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal Tax Status".)

  Investment Advisory Fee

   Each portfolio incurs certain fees and charges. To pay for these charges, the Fund makes deductions from its assets. The deductions are more fully described in the Fund prospectuses. Please see the prospectuses for the Funds for more information.

   We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing administrative and other expenses, and the costs of contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information.

  Additional Information

   We may reduce or eliminate the Annual Contract Charge and the Surrender Charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales administrative services than those contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrate expenses. We will state the exact amount of Annual Contract Charge and Surrender Charges applicable to a particular contract in that Contract.

                              ANNUITY PROVISIONS

Annuity Payments

   Annuity payments under a Contract will begin on the date that is selected by the Contractholder when the Contract is applied for. The date chosen for the start of annuity payments may be:

      (1) No earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and

      (2) No later than the Contract Anniversary nearest the Annuitant's 95th birthday.

   The minimum number of years from the Contract Date to the start of annuity payments is 10. The date when annuity payments start may be:

      (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

      (2) Deferred from time to time by the Contractholder by written notice to the Company.

   The date when annuity payments start will be advanced or deferred if:

      (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

      (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

   When annuity payments start, the Contract's Surrender Value, less any state taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

   For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

Election and Change of Settlement Option

   During the lifetime of the Annuitant and prior to the start of annuity payments, the Contractholder may elect:

  .  One or more of the Settlement Options described below, or

  .  Another settlement option as may be agreed to by the Company.

The Contractholder may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be considered to have been elected.

   Settlement Options may also be elected by the Contractholder or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" and "Surrenders".)

   Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

Settlement Options

   Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A.

   Settlement Option 1 -- Interest Income: Interest on the proceeds at a rate (not less than 2 3/4 percent per year) set by the Company each year.

   Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

   Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

   Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

   Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2 percent per year.

   The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

   The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3 percent interest per year.

   Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

   In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.

Frequency of Annuity Payments

   At the time the Settlement Option is chosen, the payee may request that it be paid:

  .  Quarterly

  .  Semiannually

  .  Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

Additional Provisions

   The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

   The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

   Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company require proof satisfactory to it that such condition has been met.

   The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

   Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                               OTHER PROVISIONS

Ownership

   The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Contingent Annuitant if one has been named), the Contractholder is the person so designated in the application, unless:

      (1) A change in Contractholder is requested, or

      (2) A Successor Contractholder becomes the Contractholder.

On and after the death of the Annuitant (and Contingent Annuitant, if applicable), the Beneficiary shall be the Contractholder.

   The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be:

      (1) Made in writing; and

      (2) Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will apply to any payment made or action taken by the Company after the request for the change is received. Contractholders should consult a competent tax advisor prior to changing Contractholders.

 Successor Contractholder -- The living person who, at the death of the Contractholder, becomes the new Contractholder.

Provision Required by Section 72(s) of the Code

   The Contract under a Non-Qualified Plan will be surrendered as of the date of the Contractholder's death if:

  .  The Contractholder dies:

      .  Before the start of annuity payments, and

      .  While the Annuitant is living, and

  . That Contractholder's spouse is not the Successor Contractholder as of the date of the Contractholder's death.

      .  Satisfactory proof of death must be provided to the Company.

   The surrender proceeds may be paid over the life of the Successor Contractholder if:

  .  The Successor Contractholder is the Beneficiary, and

  .  The Successor Contractholder chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Contractholder is a surviving spouse, then the surviving spouse will be treated as the new Contractholder of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within 5 years after the date of death if:

  .  The spouse is not the Successor Contractholder, and

  .  There is no designated Beneficiary.

   However, under the terms of the Contract, if the spouse is not the Successor Contractholder,

  .  the Contract will be surrendered as of the date of death, and

  .  the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

   If the Contractholder dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Contractholder's death.

Provision Required by Section 401(a)(9) of the Code

   The entire interest of a Qualified Plan participant under the Contract will be distributed to the Contractholder or his/her Designated Beneficiary. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

  .  over the life of such Participant, or

  .  the lives of such Participant and Designated Beneficiary.

   If (i) distributions have begun, and (ii) the Participant dies before the Contractholder's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if:

      (1) The Participant dies before the start of such distributions, and

      (2) There is no designated Beneficiary.

The surrender proceeds must be distributed within 5 years after the date of death. But, the surrender proceeds may, be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

   It is the Contractholder's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, and 408 of the Code.

Contingent Annuitant

   Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made once before annuitization, either

      (1) in the application for the Contract, or

      (2) after the Contract is issued, by written notice to the Company at its Operation Center.

The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

  .  any payment made by the Company, or

  . action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Contingent Annuitant's 95th birthday.

   On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

      (1) the death of the Annuitant must have occurred before annuity payments start;

      (2) the Contingent Annuitant is living on the date of the Annuitant's death;

      (3) if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse; and

      (4) if the date annuity payments start is later than the Contract Anniversary nearest the Contingent Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

   Effect of Contingent Annuitant's Becoming the Annuitant. If the Contingent Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.

Assignment

   The Contractholder may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

   If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

   Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.

Change of Beneficiary

   So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

Substitution of Securities

   The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

      (1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A or,

      (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

   The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

Modification of the Contracts

   Upon notice to the Contractholder, the Contract may be modified by the Company, but only if such modification

      (1) is necessary to make the Contract or MONY America Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject or

      (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or

      (3) is necessary to reflect a change in the operation of MONY America Variable Account A or the subaccounts or the Guaranteed Interest Account or

      (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

Change in Operation of MONY America Variable Account A

   MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

  .  at the Company's election, and

  . subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

   All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

   To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Contractholders). We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

   We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

   Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

                         DISTRIBUTION OF THE CONTRACTS

   MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of MONY, will act as the principal underwriter of the Contracts pursuant to an underwriting agreement with the Company. MSC's principal business address is 1740 Broadway, New York, New York 10019. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contracts are sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law to do so. After issue of the Contracts, registered representatives will earn a commission not to exceed 6% of each purchase payment. Registered representatives may also receive other benefits based on the amount of earned commissions. Because registered representatives are also insurance agents of the Company, they may be eligible for various cash benefits, such as bonuses, insurance benefits, and financing arrangements, and non-cash compensation programs that the Company offers such as conferences, trips, prizes and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotion literature and similar services. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contracts.

   We offer the Contracts on a continuing basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

   More information about MSC and its registered representatives is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions. MSC is also affiliated with the following broker dealers: Advest, Inc. Boston Advisors, Inc. Trusted Securities Advisors Corp. and Matrix Private Equities, Inc.

   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments are not charged directly to the Contractowners or the Variable Account.

   MSC receives fees for the sale of Contracts. In 2000, 2001, and 2002, MSC received, in aggregate, fees of $6,463,891, $6,703,612 and $14,524,862.62, respectively.

   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

                              FEDERAL TAX STATUS

Introduction

   The Contracts described in this prospectus are designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408(b), and 457 of the Code. The ultimate effect of federal income taxes on

  .  the value of the Contract's Cash Value,

  .  annuity payments,

  .  death benefit, and

  . economic benefit to the Contractholder, Annuitant, and the Beneficiary may depend upon

  .  the type of retirement plan for which the Contract is purchased, and

  .  the tax and employment status of the individual concerned.

   The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contracts.

Tax Treatment of the Company

   Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

Taxation of Annuities in General

   The Contracts offered by this prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Contractholder is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

  .  Participant contributions (in the case of Qualified Plans), or

  .  Contractholder contributions (in the case of Non-Qualified Plans).

Contractholders, Annuitants, and Beneficiaries should seek advice from their own tax consultants about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contracts are purchased.

   The Company will withhold and remit to the United States Government and, where applicable to state governments part of the taxable portion of each distribution made under a Contract unless the Contractholder or Annuitant

  .  provides his or her taxpayer identification number to the Company, and

  .  notifies the Company that he or she chooses not to have amounts withheld.

   Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include those resulting from gratuitous transfers. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company to the Contractholder (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      1. Part of a series of substantially equal periodic payments (at least annually) for

      .  the participant's life or life expectancy,

      . the joint lives or life expectancies of the participant and his/her beneficiary,

      .  or a period certain of not less than 10 years, or

      2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

   Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

Annuity Contracts Governed by Section 403(b) of the Code

   An annuity contract will not be treated as a Qualified Contract under
Section 403(b) of the Code unless distributions which are attributable to a contribution made pursuant to a salary reduction agreement may be paid only:

      (1) when the Contractholder attains age 59 1/2;

      (2) when the Contractholder separates from the service of his employer;

      (3) when the Contractholder dies;

      (4) when the Contractholder becomes permanently disabled within the meaning of Section 72(m)(7) of the Code; or

      (5) in the case of hardship.

These restrictions generally apply to contributions made after December 31, 1988 and to any increase in Cash Value of the Contract after December 31, 1988. Therefore, effective January 1, 1989 and thereafter, any contributions made, or increase in Cash Value, on or after January 1, 1989 will be restricted from withdrawal except upon the five sets of circumstances set forth above. Hardship withdrawals are limited to the amount of the Contractholder's purchase payments. However, any purchase payments that reflect employer contributions and the earnings thereon will not be restricted unless specifically provided for by the applicable employer's plan.

   Effective January 1, 1989, the Contracts offered by this prospectus have been withdrawn from sale in connection with Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b) of the Code.

Retirement Plans

   The Contracts described in this Prospectus currently are designed for use with the following types of retirement plans:

      (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

      (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

      (3) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457;

      (4) Non-Qualified Plans;

      (5) Roth IRAs permitted by Section 408A of the Code; and

      (6) Tax-Sheltered Annuity Plans established by certain educational and tax-exempt organizations under Section 403(b) of the Code. (Effective January 1, 1989, the Contracts offered by this prospectus have been withdrawn from sale in all states in connection with Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b) of the Code).

   Certain Individual Retirement Annuities may not be available under contracts issued in some states.

   The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of Contracts with the various types of retirement plans. Participants in such plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                            SPECIAL EXCHANGE OFFER

   Holders of flexible premium variable annuity contracts issued by us on and after November 1, 1987 have a special right to exchange the contract which they hold for a Contract. We will waive all charges imposed on the surrender of the contract which they hold, provided that:

      (1) an application for the Contract be submitted upon the exercise of this special right, and

      (2) the special right is exercised not later than the expiration of 60 days from the later of:

          (a) the date upon which the exchange program becomes effective, and

          (b) the date the Contract becomes available in the state in which such contractholder resides.

                               PERFORMANCE DATA

   At times, the Variable Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and annual contract charges. Results calculated without surrender charges and annual contract charges will be higher. Total returns assume an initial capital investment of $1,000, the reinvestment of all distributions and capital gains of the portfolios, portfolio charges and expenses, and the mortality and expense risk charge. Standardized total returns also reflect the surrender charge, the annual contract charge, and the maximum mortality and expense risk charge. If we reflect the annual contract charge, we assume that the $30 annual contract charge is equivalent to 0.0006% of Fund Value. Nonstandard returns show the returns of the underlying portfolios from the portfolio inception dates and reflect surrender charges and annual contract charges, and mortality and expense risk charges. Total returns do not reflect any premium taxes. Please see the Statement of Additional Information for more information.

                            ADDITIONAL INFORMATION

   This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

   For further information with respect to the Company and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement, or by accessing the SEC's website at http://www.sec.gov. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the MONY America Variable Account A.

                             FINANCIAL STATEMENTS

   The financial statements for the Company should be distinguished from the financial statements of MONY America Variable Account A and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. The financial statements of the Company should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A. The financial statements of the Company and MONY America Variable Account A are included in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP.

                               TABLE OF CONTENTS

                                      OF

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2003

Item                                                                        Page
----                                                                        ----
MONY Life Insurance Company of America.....................................   1
Legal Opinion..............................................................   1
Independent Accountants....................................................   1
Federal Tax Status.........................................................   2
Performance Data...........................................................   6
Index to Financial Statements.............................................. F-1
Financial Statements....................................................... F-2

   If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America
Policyholder Services
One MONY Plaza
P.O. Box 4720
Syracuse, NY 13221

Your name ______________________________________________________________________

Address ________________________________________________________________________

City _____________________________________ State _________  Zip ________________

   Please send me a copy of the MONY America Variable Account A Statement of Additional Information.

Policy B2-88/B4-88
Form No. 13454 (5/03)
                                                                       33-20453

                                  APPENDIX A

                        CALCULATION OF SURRENDER CHARGE

Illustration 1

   Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

   The Surrender Charge is determined as follows:

      Step 1: Purchase Payments are allocated to the surrender amount, as follows:

      Number of Contract
      Anniversaries Since                     Amount    Amount Available
       Purchase Payment    Contract Year    Allocated   For Allocation To
        Received By Us    Payment Received To Surrender Future Surrenders
      ------------------- ---------------- ------------ -----------------
                   0.....        3            $    0         $     0
               1.........        2                 0               0
               2.........        1             2,000          13,000

If the Contract is a Non-Qualified Contract --

      Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

    Number of Contract                                            Amount of
    Anniversaries Since                     Amount    Surrender   Surrender
     Purchase Payment    Contract Year    Allocated     Charge     Charge
      Received By Us    Payment Received To Surrender Percentage (Amt X Pct)
    ------------------- ---------------- ------------ ---------- -----------
             0.........        3             $  0         7%         $ 0
             1.........        2                0         7            0
             2.........        1              200         6           12

      Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $12.

   The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.

If the Contract is a Qualified Contract --

      Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no Surrender Charge.

   Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

   Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of Purchase Payments made in the first Contract Year.

   The Surrender Charge is determined as follows:

   Step 1:  Purchase Payments are allocated to the surrender amount, as follows:

              Number of Contract
              Anniversaries Since                       Amount
               Purchase Payment      Contract Year   Allocated To
                Received By Us      Payment Received  Surrender
              -------------------   ---------------- ------------
                      0............          10        $     0
                      1............           9              0
                      2............           8              0
                      3............           7              0
                      4............           6              0
                      5............           5              0
                      6............           4              0
                      7............           3              0
                     8 or more.....     1 and 2         13,000

If the Contract is a Non-Qualified Contract --

   Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the Surrender Charge Percentages as follows:

   Number of Contract                                              Amount of
   Anniversaries Since                       Amount    Surrender   Surrender
    Purchase Payment      Contract Year   Allocated To   Charge     Charge
     Received By Us      Payment Received  Surrender   Percentage (Amt X Pct)
   -------------------   ---------------- ------------ ---------- -----------
           0............          10        $     0        7%         $0
           1............           9              0        7           0
           2............           8              0        6           0
           3............           7              0        6           0
           4............           6              0        5           0
           5............           5              0        4           0
           6............           4              0        3           0
           7............           3              0        2           0
          8 or more.....     1 and 2         10,200        0           0

   Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

If the Contract is a Qualified Contract --

   Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the Surrender Charge Percentages as follows:

   Number of Contract                                              Amount of
   Anniversaries Since                       Amount    Surrender   Surrender
    Purchase Payment      Contract Year   Allocated To   Charge     Charge
     Received By Us      Payment Received  Surrender   Percentage (Amt X Pct)
   -------------------   ---------------- ------------ ---------- -----------
           0............          10         $    0        7%         $0
           1............           9              0        7           0
           2............           8              0        6           0
           3............           7              0        6           0
           4............           6              0        5           0
           5............           5              0        4           0
           6............           4              0        3           0
           7............           3              0        2           0
          8 or more.....     1 and 2          3,000        0           0

   Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

   Since there are no Purchase Payments such that 7 or less policy anniversaries had passed since they were received, no part of the surrender proceeds are subject to a Surrender Charge. Hence, no Surrender Charge is assessed on this full surrender.

Illustration 2

   Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

   The Surrender Charge is determined as follows:

      Step 1: Purchase Payments are allocated to the surrender amount, as follows:

      Number of Contract
      Anniversaries Since                     Amount      Available For
       Purchase Payment    Contract Year   Allocated To   Allocation To
        Received By Us    Payment Received  Surrender   Future Surrenders
      ------------------- ---------------- ------------ -----------------
               0.........        3             $  0          $2,000
               1.........        2                0           2,000
               2.........        1              500           1,500

If the Contract is a Non-Qualified Contract --

   Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the Surrender Charge Percentages as follows:

    Number of Contract                                            Amount of
    Anniversaries Since                     Amount    Surrender   Surrender
     Purchase Payment    Contract Year   Allocated To   Charge     Charge
      Received By Us    Payment Received  Surrender   Percentage (Amt X Pct)
    ------------------- ---------------- ------------ ---------- -----------
             0.........        3              $0          7%         $0
             1.........        2               0          7           0
             2.........        1               0          6           0

   Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

   The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10 percent of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.

If the Contract is a Qualified Contract --

   Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 and less than 10% there is no surrender charge.

   Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

   Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

   The Surrender Charge is determined as follows:

   Step 1:  Purchase Payments are allocated to the surrender amount, as follows:

     Number of Contract                                       Amount
     Anniversaries Since                       Amount      Available For
      Purchase Payment      Contract Year   Allocated To   Allocation To
       Received By Us      Payment Received  Surrender   Future Surrenders
     -------------------   ---------------- ------------ -----------------
             0............          10         $    0         $2,000
             1............           9              0          2,000
             2............           8              0          2,000
             3............           7              0          2,000
             4............           6              0          2,000
             5............           5              0          2,000
             6............           4          2,000              0
             7............           3          2,000              0
            8 or more.....     1 and 2          3,500              0

If the Contract is a Non-Qualified Contract --

   Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the Surrender Charge Percentages as follows:

   Number of Contract                                              Amount of
   Anniversaries Since                       Amount    Surrender   Surrender
    Purchase Payment      Contract Year   Allocated To   Charge     Charge
     Received By Us      Payment Received  Surrender   Percentage (Amt X Pct)
   -------------------   ---------------- ------------ ---------- -----------
           6............           4         $2,000        3%         $60
           7............           3          2,000        2           40
          8 or more.....     1 and 2            240        0            0

   Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $100.

   The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.

If the Contract is a Qualified Contract --

   Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no surrender charge.

   Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

   Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each contract year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

   Since the full proceeds are being applied to Settlement Option 3, the Surrender Charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

MONY Life Insurance Company of America    PreSorted
Administrative Offices                     Standard
1740 Broadway                            U.S. Postage
New York, NY 10019                           PAID
MONY Life Insurance Company of America       MONY
and
MONY Securities Corporation are
members of The MONY Group.




                                                                MONYMaster 5/03

                                THE MONYMASTER

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED May 1, 2003

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   issued by

                        MONY AMERICA VARIABLE ACCOUNT A

                                      and

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2003 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, NY 13221 or by calling 1-800-487-6669.

                               TABLE OF CONTENTS

       Item                                                         Page
       ----                                                         ----
       MONY Life Insurance Company of America......................   1
       Legal Opinion...............................................   1
       Independent Accountants.....................................   1
       Federal Tax Status..........................................   2
       Performance Data............................................   6
       Financial Statements........................................   9
       Index to Financial Statements............................... F-1

   Policy # B1-88                                                       33-20453

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   MONY Life Insurance Company of America ("Company"), is a stock life insurance company organized in the state of Arizona. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969, re-named Vico Life Insurance Company on July 7, 1972, and re-named Consumers National Life Insurance Company on December 22, 1977. MONY Life Insurance Company ("MONY") purchased Consumers National Life Insurance Company on December 10, 1981 and changed the corporate name to MONY Life Insurance Company of America. The Company is currently licensed to sell life insurance in 49 states (not including New York), the District of Columbia, the U.S. Virgin Island, and Puerto Rico.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized under the laws of the state of New York in 1842 as a mutual life insurance company under the name The Mutual Life Insurance Company of New York. MONY converted to a stock life insurance company in November 1998 through demutualization and assumed its present name at that time. In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc. The principal offices of both MONY and the Company are at 1740 Broadway, New York, New York 10019. MONY had consolidated assets at the end of 2002 of approximately $19.0 billion. As of December 31, 2002, MONY had approximately $639.9 million invested in the Company to support its insurance operations. MONY intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, MONY is under no obligation to make such contributions, and its assets do not back the benefits payable under the Contracts.

   The Company has a service agreement with MONY whereby MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Contract itself utilizing the services provided by MONY as a part of the Service Agreement.

   During 2002, the Company paid MONY $126.0 million for all services provided under the Service Agreement.

                                 LEGAL OPINION

   Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of Arizona law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Arthur D. Woods, Esq., Vice President -- Variable Products and Broker-Dealer Operations Counsel, MONY.

                            INDEPENDENT ACCOUNTANTS

   The audited financial statements of the Company and MONY America Variable Account A included in this Statement of Additional Information and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, and are included herein in reliance on the reports of said firm given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York 10036.

                                      (1)

                              FEDERAL TAX STATUS

Introduction

   The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

   Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

Taxation of Annuities in General

   Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other nonindividual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

Surrenders, Death Benefits, Assignments and Gifts

   A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 10-year income averaging for certain eligible persons in the case of certain Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

   Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment. Despite the cost basis of Qualified Contracts being generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

   A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

Annuity Payments

   The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for

                                      (2)
the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

Penalty Tax

   Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service;
(c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first time home purchasers and for eligible higher education expenses.

Income Tax Withholding

   In general, the Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years, or

      2. Required by the Code upon the participant's attainment of age 70 1/2 or death, or

      3. A qualifying hardship distribution.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

Diversification Standards

   The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

                                      (3)

   The Treasury Department and the IRS may issue regulations or revenue rulings that will prescribe the circumstances in which a Contractholder's control of the investments of a segregated asset account may cause the Contractholder, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or revenue rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. Since the regulations or revenue rulings have not been issued, there can be no assurance as to the content of such regulations or revenue rulings or even whether application of the regulations or revenue rulings will be prospective. For these reasons, Contractholders are urged to consult with their own tax advisers.

Qualified Plans

   The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

Tax-Sheltered Annuities

   Section 403(b) of the Code permits public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b).

H.R. 10 Plans

   The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

Individual Retirement Accounts and Annuities

   Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" ("IRAs") and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into certain types of IRAs and distribution from the latter may be placed in the former. There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing certain employee plans.

                                      (4)

Corporate Pension and Profit-Sharing Plans

   Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

Certain Governmental Entities

   Section 457 of the Code permits certain governmental entities and tax exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                      (5)

                               PERFORMANCE DATA*

Money Market Subaccount

   For the seven-day period ended December 31, 2002, the yield was as follows:

7-day yield........................................................... -0.08%
7-day effective yield................................................. -0.08%

   The yield for the Money Market subaccount is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

   The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result based on the following formula:

              Effective Yield = [(Base Period Return + 1)/365/7/]-1

   As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the Fund, the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments.

* Past performance is not a guarantee or projection of future results.

                                      (6)

Subaccounts other than Money Market Subaccount

30-Day Yield:

   The yield for the Intermediate Term Bond, Long Term Bond, Government Securities and High Yield Bond Subaccounts is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A

                            YIELD FOR 30-DAY PERIOD

                              Intermediate Long Term Government High Yield
      Yield for 30 Days Ended  Term Bond     Bond    Securities    Bond
      ----------------------- ------------ --------- ---------- ----------
         December 31, 2002...    2.91 %      4.70 %    2.11 %     7.45 %

----------
The 30-day yield is not indicative of future results.

   For the Intermediate Term Bond, and Long Term Bond, Government Securities, and High Yield Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other receivables-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

Total Return:

   MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, and November 1994 for the International Growth, and for the High Yield Bond Subaccounts. Total return is not indicative of future performance.

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming full surrender of the Contract for cash at the end of the period, for the periods indicated is shown in the table below. This table does not reflect the impact of the tax laws, if any, on total return as a result of the surrender.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account. The 30-day yield is based on the following formula:

   2[(A-B)/(CD) + 1)/6-/1]

Where A = Dividends and interest earned during a 30-day period
      B = Expenses accrued for the period (net of reimbursements)
      C = Average daily number of units outstanding during the period that were entitled to receive dividends
      D = Maximum offering price per unit on the last day of the period

                                      (7)

   The total average annual return calculated for each Subaccount assumes a $1,000 investment in each of the Subaccounts' units on the first day of the period at the offering price and computing the ending redeemable value of that investment at the end of the period based on the following formula:

   P(1+T)/n /= ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
       ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one-, five-, or ten-year period,
               (or fractional portion thereof)

   To calculate the total return, the ending redeemable value (ERV) is divided by the initial investment value (IIV) and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. See the following formula:

   (ERV/IIV)/(1/N)/ -1

   The returns include the appropriate deductions for all charges, expenses and fees of both the Fund and the Variable Account, as described in the prospectus. The return reflects both surrender of the Contract at end of period and continuing the Contract in force.

                        MONY AMERICA VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                                                                For the
                                                                              Period Since
                                      For the       For the       For the      Inception
                                    1 Year Ended 5 Years Ended 10 Years Ended   Through
                                    December 31, December 31,   December 31,  December 31,
Subaccount                              2002         2002           2002          2002
----------                          ------------ ------------- -------------- ------------
Enterprise Equity..................   - 37.70%      -10.59 %       3.52 %         6.66 %
Enterprise Small Company Value.....   -17.52 %        3.15 %       9.25 %        11.08 %
Enterprise Managed.................   -30.37 %      - 7.61 %       5.54 %         9.70 %
Enterprise International Growth....   -27.44 %      - 7.64 %         N/A        - 0.96 %
Enterprise High Yield..............   - 6.47 %      - 0.14 %         N/A          5.04 %
MONY Government Securities.........   - 1.58 %        3.45 %         N/A          4.66 %
MONY Intermediate Bond.............     1.29 %        4.18 %       4.82 %         5.72 %
MONY Long Term Bond................     6.01 %        4.93 %       6.79 %         7.53 %

   The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Advisory Fees described in the Prospectus (see "Investment Advisory Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (8)

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                                                                               For the
                                         For the           For the           For the        Period Since
                                      1 Year Ended      5 Years Ended    10 Years Ended   Inception Through
            Subaccount              December 31, 2002 December 31, 2002 December 31, 2002 December 31, 2002
            ----------              ----------------- ----------------- ----------------- -----------------
Enterprise Equity..................      -31.19 %          -9.17 %            3.52 %             6.66 %
Enterprise Small Company Value.....      -11.14 %           3.92 %            9.25 %            11.08 %
Enterprise Managed.................      -23.90 %          -6.37 %            5.54 %             9.70 %
Enterprise International Growth....      -20.99 %          -6.40 %              N/A            - 0.96 %
Enterprise High Yield..............      - 0.16 %           0.74 %              N/A              5.04 %
MONY Government Securities.........        4.69 %           4.20 %              N/A              4.66 %
MONY Intermediate Bond.............        7.53 %           4.91 %            4.82 %             5.72 %
MONY Long Term Bond................       12.23 %           5.64 %            6.79 %             7.53 %

   The table above reflects the same assumptions and results as the preceding table, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflects the average annual total return a Contractholder would have received during that period if he did not surrender his Contract.

Other Non-Standardized Performance Data:

   From time to time, average annual total return or other performance data may also be advertised in non-standard formats. Non-standardized performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

   The non-standardized performance data is not intended to guarantee or project future performance.

                             FINANCIAL STATEMENTS

   The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                      (9)

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                                                                                         Page
                                                                                                                         -----
With respect to MONY America Variable Account A (MONY Variable Annuity, MONY C Variable Annuity and MONY L Variable
  Annuity)
  Report of Independent Accountants.....................................................................................   F-3
  Statement of assets and liabilities as of December 31, 2002...........................................................   F-4
  Statement of operations for the period ended December 31, 2002........................................................  F-10
  Statement of changes in net assets for the period ended December 31, 2002.............................................  F-16
  Notes to financial Statements.........................................................................................  F-28

With respect to MONY America Variable Account A (MONY Custom Master)
  Report of Independent Accountants.....................................................................................  F-41
  Statement of assets and liabilities as of December 31, 2002...........................................................  F-42
  Statement of operations for the period ended December 31, 2002........................................................  F-48
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................  F-54
  Notes to financial Statements.........................................................................................  F-64

With respect to MONY America Variable Account A (MONYMaster and ValueMaster)
  Report of Independent Accountants.....................................................................................  F-71
  Statement of assets and liabilities as of December 31, 2002...........................................................  F-72
  Statement of operations for the year ended December 31, 2002..........................................................  F-76
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................  F-80
  Notes to financial Statements.........................................................................................  F-85

With respect to MONY America Variable Account A (Combined)
  Report of Independent Accountants.....................................................................................  F-90
  Combined statement of assets and liabilities as of December 31, 2002..................................................  F-91
  Combined statement of operations for the year ended December 31, 2002.................................................  F-92
  Combined statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001...............  F-93
  Notes to Combined Financial Statements................................................................................  F-94

With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.....................................................................................  F-98
  Balance sheets as of December 31, 2002 and 2001.......................................................................  F-99
  Statements of income and comprehensive income for the years ended December 31, 2002, 2001 and 2000.................... F-100
  Statements of changes in shareholder's equity for the years ended December 31, 2002, 2001 and 2000.................... F-101
  Statements of cash flows for the years ended December 31, 2002, 2001 and 2000......................................... F-102
  Notes to financial statements......................................................................................... F-103

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Variable Annuity

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Variable Annuity's Subaccounts of MONY America Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                        MONY Variable Annuity
                               ----------------------------------------------------------------------
                                 Alger American Fund            Enterprise Accumulation Trust
                               ----------------------  ----------------------------------------------
                                                                                              Global
                                            Mid Cap      Equity    Growth and                Socially
                                Balanced     Growth      Income      Income       Growth    Responsive
                               Subaccount  Subaccount  Subaccount  Subaccount   Subaccount  Subaccount
                               ----------  ----------  ----------  ----------  -----------  ----------
           ASSETS
Shares held in respective
 Funds........................    254,920     168,157     548,286     758,252    2,367,856     27,570
                               ==========  ==========  ==========  ==========  ===========   ========
Investments at cost........... $2,951,121  $2,307,924  $2,420,821  $3,248,012  $10,058,754   $247,822
                               ==========  ==========  ==========  ==========  ===========   ========
Investments in respective
 Funds, at net asset value.... $2,878,045  $2,093,554  $2,313,765  $2,995,095  $ 9,424,067   $236,275
Amount due from MONY America..      4,015       1,184         210      18,808       11,671      1,400
Amount due from respective
 Funds........................          0           0           0         433            0          0
                               ----------  ----------  ----------  ----------  -----------   --------
      Total assets............  2,882,060   2,094,738   2,313,975   3,014,336    9,435,738    237,675
                               ----------  ----------  ----------  ----------  -----------   --------
         LIABILITIES
Amount due to MONY America....      3,779       2,898       3,136       4,828       13,098        338
Amount due to respective Funds      4,015       1,184         210      18,808       11,671      1,400
                               ----------  ----------  ----------  ----------  -----------   --------
      Total liabilities.......      7,794       4,082       3,346      23,636       24,769      1,738
                               ----------  ----------  ----------  ----------  -----------   --------
Net assets.................... $2,874,266  $2,090,656  $2,310,629  $2,990,700  $ 9,410,969   $235,937
                               ==========  ==========  ==========  ==========  ===========   ========
Net assets consist of:
 Contractholders' net payments $2,991,076  $2,392,138  $2,463,393  $3,355,906  $10,326,327   $255,342
 Undistributed net investment
   income (loss)..............     (5,419)    (15,094)      2,050       4,156      (34,786)      (768)
 Accumulated net realized
   gain (loss) on investments.    (38,315)    (72,018)    (47,758)   (116,445)    (245,885)    (7,090)
 Net unrealized appreciation
   (depreciation) of
   investments................    (73,076)   (214,370)   (107,056)   (252,917)    (634,687)   (11,547)
                               ----------  ----------  ----------  ----------  -----------   --------
Net assets.................... $2,874,266  $2,090,656  $2,310,629  $2,990,700  $ 9,410,969   $235,937
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity Option
 1:
 Net assets................... $1,100,796  $  688,466  $  709,191  $  685,773  $ 3,126,172   $ 50,596
                               ==========  ==========  ==========  ==========  ===========   ========
Number of units outstanding*..    125,009      89,076      82,561      91,127      392,688      6,219
                               ----------  ----------  ----------  ----------  -----------   --------
Net asset value per unit
 outstanding*................. $     8.81  $     7.73  $     8.59  $     7.53  $      7.96   $   8.14
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity Option
 2:
 Net assets................... $1,331,876  $  921,271  $  916,981  $1,391,469  $ 3,784,816   $114,981
                               ==========  ==========  ==========  ==========  ===========   ========
Number of units outstanding*..    150,123     122,693     114,840     180,021      488,730     13,598
                               ----------  ----------  ----------  ----------  -----------   --------
Net asset value per unit
 outstanding*................. $     8.87  $     7.51  $     7.99  $     7.73  $      7.75   $   8.46
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity Option
 3:
 Net assets................... $  441,594  $  480,919  $  679,281  $  913,082  $ 2,492,770   $ 70,360
                               ==========  ==========  ==========  ==========  ===========   ========
Number of units outstanding*..     50,115      63,904      85,624     116,862      322,138      8,578
                               ----------  ----------  ----------  ----------  -----------   --------
Net asset value per unit
 outstanding*................. $     8.81  $     7.53  $     7.93  $     7.82  $      7.74   $   8.20
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity C Class:
 Net assets...................                         $    4,212              $     6,267
                                                       ==========              ===========
Number of units outstanding*..                                415                      651
                                                       ----------              -----------
Net asset value per unit
 outstanding*.................                         $    10.14              $      9.63
                                                       ==========              ===========
MONY Variable Annuity L Class:
 Net assets...................                         $      964  $      376  $       944
                                                       ==========  ==========  ===========
Number of units outstanding*..                                 95          37           98
                                                       ----------  ----------  -----------
Net asset value per unit
 outstanding*.................                         $    10.14  $     9.97  $      9.63
                                                       ==========  ==========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                         MONY Variable Annuity
------------------------------------------------------------------------------------------------------
                Enterprise Accumulation Trust                     INVESCO Variable Investment Funds
------------------------------------------------------------- ----------------------------------------

            Multi-Cap  Small Company Small Company   Total    Financial    Health
 Managed      Growth      Growth         Value       Return    Services   Sciences   Telecommunications
Subaccount  Subaccount  Subaccount    Subaccount   Subaccount Subaccount Subaccount      Subaccount
----------  ---------- ------------- ------------- ---------- ---------- ----------  ------------------
   294,189    117,463      755,114        615,450     485,921    67,801      92,835        140,767
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$4,528,100  $ 769,557   $4,632,489    $11,230,246  $4,895,821  $760,810  $1,379,557       $423,858
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$4,495,201  $ 647,222   $4,515,582    $10,561,115  $4,951,532  $711,914  $1,276,479       $385,702
     3,182        422        4,682          8,041         603         0           0              0
         0          0            0              0           0         0           0              0
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
 4,498,383    647,644    4,520,264     10,569,156   4,952,135   711,914   1,276,479        385,702
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
     5,975        998        6,496         14,913       6,347       992       1,793            555
     3,182        422        4,682          8,041         603         0           0              0
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
     9,157      1,420       11,178         22,954       6,950       992       1,793            555
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$4,489,226  $ 646,224   $4,509,086    $10,546,202  $4,945,185  $710,922  $1,274,686       $385,147
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$4,626,467  $ 802,278   $4,806,335    $11,218,868  $4,775,831  $771,251  $1,412,345       $433,103
    (1,499)    (5,952)     (28,347)       161,886     107,315      (217)     (9,212)        (2,682)
  (102,843)   (27,767)    (151,995)      (165,421)      6,328   (11,216)    (25,369)        (7,118)
   (32,899)  (122,335)    (116,907)      (669,131)     55,711   (48,896)   (103,078)       (38,156)
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$4,489,226  $ 646,224   $4,509,086    $10,546,202  $4,945,185  $710,922  $1,274,686       $385,147
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$1,594,717  $ 100,210   $1,150,367    $ 2,870,128  $1,513,238  $193,469  $  278,389       $140,858
==========  =========   ==========    ===========  ==========  ========  ==========       ========
   204,572     14,700      142,861        311,226     143,483    23,757      34,314         23,622
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$     7.80  $    6.82   $     8.05    $      9.22  $    10.55  $   8.14  $     8.11       $   5.96
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$1,829,734  $ 350,771   $1,989,264    $ 4,807,841  $2,820,612  $349,299  $  742,419       $145,192
==========  =========   ==========    ===========  ==========  ========  ==========       ========
   225,750     49,020      249,366        527,141     267,405    41,101      91,838         24,267
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$     8.11  $    7.16   $     7.98    $      9.12  $    10.55  $   8.50  $     8.09       $   5.98
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$1,064,775  $ 195,243   $1,364,272    $ 2,867,439  $  611,335  $168,154  $  253,878       $ 99,097
==========  =========   ==========    ===========  ==========  ========  ==========       ========
   130,971     28,345      174,101        312,519      58,455    19,438      31,890         15,037
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$     8.13  $    6.89   $     7.84    $      9.18  $    10.46  $   8.65  $     7.96       $   6.59
==========  =========   ==========    ===========  ==========  ========  ==========       ========
                        $    4,219
                        ==========
                               391
                        ----------
                        $    10.80
                        ==========
                        $      964    $       794
                        ==========    ===========
                                89             74
                        ----------    -----------
                        $    10.80    $     10.62
                        ==========    ===========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                        MONY Variable Annuity
                               -----------------------------------------------------------------------
                                        Janus Aspen Series                Lord Abbett Series Fund
                               ------------------------------------  ---------------------------------

                                 Capital     Flexible  International    Bond    Growth and   Mid-Cap
                               Appreciation   Income      Growth     Debenture    Income      Value
                                Subaccount  Subaccount  Subaccount   Subaccount Subaccount  Subaccount
                               ------------ ---------- ------------- ---------- ----------  ----------
           ASSETS
Shares held in respective
 Funds........................      66,642     399,244     271,468      207,126    273,246     412,495
                                ==========  ==========  ==========   ========== ==========  ==========
Investments at cost...........  $1,205,554  $5,024,613  $4,996,770   $2,167,581 $5,280,967  $5,857,182
                                ==========  ==========  ==========   ========== ==========  ==========
Investments in respective
 Funds, at net asset value....  $1,148,910  $5,118,302  $4,663,816   $2,191,390 $5,145,231  $5,717,180
Amount due from MONY America..       3,228       2,913       4,861        3,600     10,765       8,272
Amount due from respective
 Funds........................           0         430         433            0          0           0
                                ----------  ----------  ----------   ---------- ----------  ----------
      Total assets............   1,152,138   5,121,645   4,669,110    2,194,990  5,155,996   5,725,452
                                ----------  ----------  ----------   ---------- ----------  ----------
         LIABILITIES
Amount due to MONY America....       1,703       7,317       7,265        2,853      6,607       7,880
Amount due to respective Funds       3,228       2,913       4,861        3,600     10,765       8,272
                                ----------  ----------  ----------   ---------- ----------  ----------
      Total liabilities.......       4,931      10,230      12,126        6,453     17,372      16,152
                                ----------  ----------  ----------   ---------- ----------  ----------
Net assets....................  $1,147,207  $5,111,415  $4,656,984   $2,188,537 $5,138,624  $5,709,300
                                ==========  ==========  ==========   ========== ==========  ==========
Net assets consist of:
 Contractholders' net payments  $1,236,464  $4,900,816  $5,055,124   $2,124,897 $5,462,488  $5,958,384
 Undistributed net investment
   income (loss)..............      (5,917)     71,422     (10,181)      36,591        891      (5,988)
 Accumulated net realized
   gain (loss) on investments.     (26,696)     45,488     (55,005)       3,240   (189,019)   (103,094)
 Net unrealized appreciation
   (depreciation) of
   investments................     (56,644)     93,689    (332,954)      23,809   (135,736)   (140,002)
                                ----------  ----------  ----------   ---------- ----------  ----------
Net assets....................  $1,147,207  $5,111,415  $4,656,984   $2,188,537 $5,138,624  $5,709,300
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity Option
 1:
 Net assets...................  $  275,475  $1,613,158  $1,289,062   $  695,905 $2,072,387  $1,798,960
                                ==========  ==========  ==========   ========== ==========  ==========
Number of units outstanding*..      32,480     148,126     174,311       65,276    249,487     208,416
                                ----------  ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................  $     8.47  $    10.89  $     7.40   $    10.66 $     8.31  $     8.63
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity Option
 2:
 Net assets...................  $  512,423  $2,165,332  $1,835,625   $1,022,941 $2,352,209  $2,643,023
                                ==========  ==========  ==========   ========== ==========  ==========
Number of units outstanding*..      57,811     201,349     231,583       96,519    283,688     299,210
                                ----------  ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................  $     8.87  $    10.75  $     7.93   $    10.60 $     8.29  $     8.83
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity Option
 3:
 Net assets...................  $  359,309  $1,321,150  $1,507,680   $  457,960 $  702,458  $1,267,298
                                ==========  ==========  ==========   ========== ==========  ==========
Number of units outstanding*..      40,704     121,709     191,763       43,180     87,474     150,225
                                ----------  ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................  $     8.83  $    10.85  $     7.86   $    10.60 $     8.03  $     8.44
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity C Class:
 Net assets...................              $   10,749  $   21,536   $   10,721 $   10,588
                                            ==========  ==========   ========== ==========
Number of units outstanding*..                   1,046       2,121        1,020      1,031
                                            ----------  ----------   ---------- ----------
Net asset value per unit
 outstanding*.................              $    10.28  $    10.15   $    10.51 $    10.27
                                            ==========  ==========   ========== ==========
MONY Variable Annuity L Class:
 Net assets...................              $    1,026  $    3,081   $    1,010 $      982  $       19
                                            ==========  ==========   ========== ==========  ==========
Number of units outstanding*..                     100         303           96         96           2
                                            ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................              $    10.28  $    10.15   $    10.51 $    10.27  $    10.46
                                            ==========  ==========   ========== ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                 MONY Variable Annuity
--------------------------------------------------------------------------------------------------------------------------
        MFS Variable Insurance Trust                 MONY Series Fund, Inc.         The Universal Institutional Funds, Inc.
--------------------------------------------  ------------------------------------  --------------------------------------
                                                                                     Emerging
 Mid Cap      New        Total                 Government     Long        Money      Markets        Global     U.S. Real
  Growth   Discovery     Return    Utilities   Securities  Term Bond      Market      Equity     Value Equity    Estate
Subaccount Subaccount  Subaccount  Subaccount  Subaccount  Subaccount   Subaccount  Subaccount    Subaccount   Subaccount
---------- ----------  ----------  ---------- -----------  ----------  -----------  ----------   ------------  ----------
  169,161     205,301     360,909     48,576    1,206,262     389,061   24,027,301    135,391        176,012      247,610
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $790,514  $2,395,311  $6,194,891   $576,091  $13,990,592  $5,369,886  $24,027,301   $858,863     $1,890,002   $2,960,365
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $762,917  $2,143,343  $6,185,979   $584,374  $14,258,011  $5,653,050  $24,027,301   $817,763     $1,731,962   $2,805,421
        7         149       7,016          0       19,812       4,200        3,201        380          2,385          299
        0           0       1,327          0          431         430       33,213          0              0            0
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
  762,924   2,143,492   6,194,322    584,374   14,278,254   5,657,680   24,063,715    818,143      1,734,347    2,805,720
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
    1,010       3,141       9,523        746       19,136       7,722       63,704      1,217          2,651        3,610
        7         149       7,016          0       19,812       4,200        3,201        380          2,385          299
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
    1,017       3,290      16,539        746       38,948      11,922       66,905      1,597          5,036        3,909
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $761,907  $2,140,202  $6,177,783   $583,628  $14,239,306  $5,645,758  $23,996,810   $816,546     $1,729,311   $2,801,811
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $853,960  $2,498,191  $6,274,314   $597,913  $13,986,349  $5,323,185  $24,003,237   $898,772     $1,905,544   $2,874,614
   (4,490)    (17,619)    (18,608)    (1,809)     (76,616)    (26,343)      (6,427)    (5,668)        26,642      124,088
  (59,966)    (88,402)    (69,011)   (20,759)      62,154      65,752            0    (35,458)       (44,835)     (41,947)

  (27,597)   (251,968)     (8,912)     8,283      267,419     283,164            0    (41,100)      (158,040)    (154,944)
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $761,907  $2,140,202  $6,177,783   $583,628  $14,239,306  $5,645,758  $23,996,810   $816,546     $1,729,311   $2,801,811
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $269,557  $  473,923  $2,174,854   $159,409  $ 4,741,955  $1,848,805  $10,916,020   $222,878     $  422,641   $1,212,167
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
   45,024      67,541     238,826     18,209      453,598     167,274    1,088,820     27,240         53,212      124,373
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $   5.99  $     7.02  $     9.11   $   8.75  $     10.46  $    11.05  $     10.03   $   8.18     $     7.94   $     9.75
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $335,237  $1,046,285  $2,996,564   $317,097  $ 6,691,413  $2,953,157  $ 7,489,923   $348,954     $  542,807   $1,029,484
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
   50,657     143,555     315,209     37,190      641,947     266,754      749,726     41,192         67,913      111,162
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $   6.62  $     7.29  $     9.51   $   8.53  $     10.42  $    11.07  $      9.99   $   8.47     $     7.99   $     9.26
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $157,113  $  619,994  $1,006,365   $107,122  $ 2,716,079  $  805,039  $ 4,810,821   $244,714     $  763,844   $  559,750
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
   25,763      83,960     110,390     13,481      262,000      71,683      484,056     28,527         96,503       58,483
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $   6.10  $     7.39  $     9.12   $   7.94  $     10.37  $    11.23  $      9.94   $   8.58     $     7.92   $     9.57
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
                                              $    85,249  $   37,714  $   778,893
                                              ===========  ==========  ===========
                                                    8,451       3,593       77,911
                                              -----------  ----------  -----------
                                              $     10.09  $    10.50  $     10.00
                                              ===========  ==========  ===========
                                              $     4,610  $    1,043  $     1,153                $       19   $      410
                                              ===========  ==========  ===========                ==========   ==========
                                                      457          99          115                         2           39
                                              -----------  ----------  -----------                ----------   ----------
                                              $     10.09  $    10.50  $     10.00                $     9.97   $    10.52
                                              ===========  ==========  ===========                ==========   ==========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                        MONY Variable Annuity
                               ---------------------------------------------------------------------------
                               PBHG Insurance Series Funds   PIMCO Variable Insurance Trust
                               --------------------------  ---------------------------------
                                                                                  StocksPlus
                                Mid-Cap        Select        Global               Growth and
                                 Value         Value          Bond    Real Return   Income
                               Subaccount    Subaccount    Subaccount Subaccount  Subaccount      Total
                               ----------    ----------    ---------- ----------- ----------  ------------
           ASSETS
Shares held in respective
 Funds........................    498,320       137,926       208,782   1,163,585  1,006,878
                                ==========    ==========   ========== =========== ==========
Investments at cost........... $5,671,943    $1,763,228    $2,327,451 $13,383,094 $7,634,361  $164,221,452
                                ==========    ==========   ========== =========== ==========  ============
Investments in respective
 Funds, at net asset value.... $5,431,688    $1,655,110    $2,440,665 $13,846,666 $7,299,863  $161,114,490
Amount due from MONY America..      5,289           661           192      13,402      3,971       148,821
Amount due from respective
 Funds........................          0             0           727           0        432        37,856
                                ----------    ----------   ---------- ----------- ----------  ------------
      Total assets............  5,436,977     1,655,771     2,441,584  13,860,068  7,304,266   161,301,167
                                ----------    ----------   ---------- ----------- ----------  ------------
         LIABILITIES
Amount due to MONY America....      7,634         2,297         3,932      18,183     10,681       254,958
Amount due to respective Funds      5,289           661           192      13,402      3,971       148,821
                                ----------    ----------   ---------- ----------- ----------  ------------
      Total liabilities.......     12,923         2,958         4,124      31,585     14,652       403,779
                                ----------    ----------   ---------- ----------- ----------  ------------
Net assets.................... $5,424,054    $1,652,813    $2,437,460 $13,828,483 $7,289,614  $160,897,388
                                ==========    ==========   ========== =========== ==========  ============
Net assets consist of:
 Contractholders' net payments $5,816,898    $1,812,651    $2,278,776 $13,138,541 $7,786,764  $165,418,542
 Undistributed net investment
   income (loss)..............    (38,327)        2,315        17,381     148,044     72,791       453,603
 Accumulated net realized
   gain (loss) on investments.   (114,262)      (54,035)       28,089      78,326   (235,443)   (1,867,795)
 Net unrealized appreciation
   (depreciation) of
   investments................   (240,255)     (108,118)      113,214     463,572   (334,498)   (3,106,962)
                                ----------    ----------   ---------- ----------- ----------  ------------
Net assets.................... $5,424,054    $1,652,813    $2,437,460 $13,828,483 $7,289,614  $160,897,388
                                ==========    ==========   ========== =========== ==========  ============
MONY Variable Annuity Option
 1:
 Net assets................... $1,587,766    $  456,923    $  633,516 $ 3,910,257 $2,155,910
                                ==========    ==========   ========== =========== ==========
Number of units outstanding*..    182,362        60,816        53,299     340,329    260,192
                                ----------    ----------   ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $     8.71    $     7.51    $    11.88 $     11.49 $     8.29
                                ==========    ==========   ========== =========== ==========
MONY Variable Annuity Option
 2:
 Net assets................... $2,388,332    $  785,287    $1,182,958 $ 6,951,458 $3,147,613
                                ==========    ==========   ========== =========== ==========
Number of units outstanding*..    278,511       104,484        99,887     607,081    385,722
                                ----------    ----------   ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $     8.58    $     7.52    $    11.84 $     11.45 $     8.16
                                ==========    ==========   ========== =========== ==========
MONY Variable Annuity Option
 3:
 Net assets................... $1,433,868    $  410,603    $  599,673 $ 2,816,105 $1,954,530
                                ==========    ==========   ========== =========== ==========
Number of units outstanding*..    166,243        52,678        50,418     248,254    238,004
                                ----------    ----------   ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $     8.63    $     7.80    $    11.89 $     11.34 $     8.21
                                ==========    ==========   ========== =========== ==========
MONY Variable Annuity C Class:
 Net assets................... $   11,974                  $   20,262 $   150,595 $   28,522
                                ==========                 ========== =========== ==========
Number of units outstanding*..      1,157                       1,900      14,615      2,816
                                ----------                 ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $    10.35                  $    10.66 $     10.30 $    10.13
                                ==========                 ========== =========== ==========
MONY Variable Annuity L Class:
 Net assets................... $    2,114                  $    1,051 $        68 $    3,039
                                ==========                 ========== =========== ==========
Number of units outstanding*..        204                          99           7        300
                                ----------                 ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $    10.35                  $    10.66 $     10.31 $    10.13
                                ==========                 ========== =========== ==========
----------

* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS


                                                                   MONY Variable Annuity
                               ---------------------------------------------------------------------------------------------
                                    Alger American Fund                       Enterprise Accumulation Trust
                               ----------------------------  ---------------------------------------------------------------
                                                 Mid Cap         Equity       Growth and                        Global
                                  Balanced        Growth         Income         Income         Growth     Socially Responsive
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount       Subaccount
                               -------------- -------------- -------------- -------------- -------------- -------------------
                               For the period For the period For the period For the period For the period   For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,      February 21,
                                   2002**         2002**         2002**         2002**         2002**           2002**
                                  through        through        through        through        through           through
                                December 31,   December 31,   December 31,   December 31,   December 31,     December 31,
                                    2002           2002           2002           2002           2002             2002
                               -------------- -------------- -------------- -------------- -------------- -------------------
Dividend income...............   $  12,447      $       0      $  15,991      $  27,215      $  23,960         $    847
Distribution from net
  realized gains..............           0              0              0              0              0                0
Mortality and expense risk
  charges Option 1............      (4,740)        (3,351)        (2,277)        (3,255)       (13,182)            (213)
Mortality and expense risk
  charges Option 2............      (9,048)        (6,805)        (4,842)        (9,868)       (23,712)            (881)
Mortality and expense risk
  charges Option 3............      (4,078)        (4,938)        (6,817)        (9,936)       (21,846)            (521)
Mortality and expense risk
  charges C Class.............           0              0             (4)             0             (5)               0
Mortality and expense risk
  charges L Class.............           0              0             (1)             0             (1)               0
                                 ---------      ---------      ---------      ---------      ---------         --------
Total mortality and expense
  risk charges................     (17,866)       (15,094)       (13,941)       (23,059)       (58,746)          (1,615)
                                 ---------      ---------      ---------      ---------      ---------         --------
Net investment income (loss)..      (5,419)       (15,094)         2,050          4,156        (34,786)            (768)
                                 ---------      ---------      ---------      ---------      ---------         --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (38,315)       (72,018)       (47,758)      (116,445)      (245,885)          (7,090)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (73,076)      (214,370)      (107,056)      (252,917)      (634,687)         (11,547)
                                 ---------      ---------      ---------      ---------      ---------         --------
Net realized and unrealized
  gain (loss) on investments..    (111,391)      (286,388)      (154,814)      (369,362)      (880,572)         (18,637)
                                 ---------      ---------      ---------      ---------      ---------         --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(116,810)     $(301,482)     $(152,764)     $(365,206)     $(915,358)        $(19,405)
                                 =========      =========      =========      =========      =========         ========

----------
** Commencement of operations

                      See notes to financial statements.

                                                   MONY Variable Annuity
--------------------------------------------------------------------------------------------------------------------------
                      Enterprise Accumulation Trust                               INVESCO Variable Investment Funds
-------------------------------------------------------------------------  -----------------------------------------------
                 Multi-Cap    Small Company  Small Company      Total        Financial        Health
   Managed         Growth         Growth         Value          Return        Services       Sciences    Telecommunications
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount       Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------------
For the period For the period For the period For the period For the period For the period For the period   For the period
 February 6,    February 8,    February 6,    February 6,    February 7,    February 8,    February 8,      February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**           2002**
   through        through        through        through        through        through        through          through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,     December 31,
     2002           2002           2002           2002           2002           2002           2002             2002
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------------
  $  22,793      $       0      $       0      $  27,034       $ 59,228       $  4,675      $       0         $      0
          0              0              0        204,264         74,962              0              0                0
     (6,073)          (633)        (5,014)       (12,057)        (6,108)          (775)        (1,215)            (604)
     (8,994)        (3,314)       (13,087)       (31,340)       (15,570)        (2,551)        (5,380)          (1,298)
     (9,225)        (2,005)       (10,241)       (26,014)        (5,197)        (1,566)        (2,617)            (780)
          0              0             (4)             0              0              0              0                0
          0              0             (1)            (1)             0              0              0                0
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------
    (24,292)        (5,952)       (28,347)       (69,412)       (26,875)        (4,892)        (9,212)          (2,682)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------
     (1,499)        (5,952)       (28,347)       161,886        107,315           (217)        (9,212)          (2,682)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------

   (102,843)       (27,767)      (151,995)      (165,421)         6,328        (11,216)       (25,369)          (7,118)

    (32,899)      (122,335)      (116,907)      (669,131)        55,711        (48,896)      (103,078)         (38,156)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------

   (135,742)      (150,102)      (268,902)      (834,552)        62,039        (60,112)      (128,447)         (45,274)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------

  $(137,241)     $(156,054)     $(297,249)     $(672,666)      $169,354       $(60,329)     $(137,659)        $(47,956)
  =========      =========      =========      =========       ========       ========      =========         ========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                                 MONY Variable Annuity
                               ----------------------------------------------------------------------------------------
                                            Janus Aspen Series                        Lord Abbett Series Fund
                               -------------------------------------------  -------------------------------------------
                                  Capital        Flexible    International       Bond        Growth and      Mid-Cap
                                Appreciation      Income         Growth       Debenture        Income         Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,    February 6,
                                   2002**         2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
Dividend income...............    $  2,155       $104,464      $  20,641       $ 43,616      $  29,873      $  31,896
Distribution from net
  realized gains..............           0              0              0          5,205            668              0
Mortality and expense risk
  charges Option 1............      (1,565)        (6,670)        (6,517)        (2,748)        (7,885)        (7,568)
Mortality and expense risk
  charges Option 2............      (3,272)       (13,080)       (12,034)        (5,677)       (14,911)       (16,874)
Mortality and expense risk
  charges Option 3............      (3,235)       (13,285)       (12,172)        (3,798)        (6,847)       (13,442)
Mortality and expense risk
  charges C Class.............           0             (6)           (95)            (6)            (6)             0
Mortality and expense risk
  charges L Class.............           0             (1)            (4)            (1)            (1)             0
                                  --------       --------      ---------       --------      ---------      ---------
Total mortality and expense
  risk charges................      (8,072)       (33,042)       (30,822)       (12,230)       (29,650)       (37,884)
                                  --------       --------      ---------       --------      ---------      ---------
Net investment income (loss)..      (5,917)        71,422        (10,181)        36,591            891         (5,988)
                                  --------       --------      ---------       --------      ---------      ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (26,696)        45,488        (55,005)         3,240       (189,019)      (103,094)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (56,644)        93,689       (332,954)        23,809       (135,736)      (140,002)
                                  --------       --------      ---------       --------      ---------      ---------
Net realized and unrealized
  gain (loss) on investments..     (83,340)       139,177       (387,959)        27,049       (324,755)      (243,096)
                                  --------       --------      ---------       --------      ---------      ---------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(89,257)      $210,599      $(398,140)      $ 63,640      $(323,864)     $(249,084)
                                  ========       ========      =========       ========      =========      =========

----------
** Commencement of operations

                      See notes to financial statements.

                                                                MONY Variable Annuity
--------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------

   Mid Cap          New                                       Government        Long          Money
    Growth       Discovery     Total Return    Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $      0      $       0       $  9,433       $  1,557       $  4,397       $  3,926      $ 133,044
          0              0          7,479              0              0              0              0
       (934)        (2,222)        (8,513)          (756)       (18,144)        (6,919)       (54,368)
     (2,454)        (7,866)       (17,298)        (1,735)       (39,296)       (15,844)       (47,315)
     (1,102)        (7,531)        (9,709)          (875)       (23,510)        (7,469)       (36,955)
          0              0              0              0            (58)           (36)          (832)
          0              0              0              0             (5)            (1)            (1)
   --------      ---------       --------       --------       --------       --------      ---------
     (4,490)       (17,619)       (35,520)        (3,366)       (81,013)       (30,269)      (139,471)
   --------      ---------       --------       --------       --------       --------      ---------
     (4,490)       (17,619)       (18,608)        (1,809)       (76,616)       (26,343)        (6,427)
   --------      ---------       --------       --------       --------       --------      ---------

    (59,966)       (88,402)       (69,011)       (20,759)        62,154         65,752              0

    (27,597)      (251,968)        (8,912)         8,283        267,419        283,164              0
   --------      ---------       --------       --------       --------       --------      ---------

    (87,563)      (340,370)       (77,923)       (12,476)       329,573        348,916              0
   --------      ---------       --------       --------       --------       --------      ---------

   $(92,053)     $(357,989)      $(96,531)      $(14,285)      $252,957       $322,573      $  (6,427)
   ========      =========       ========       ========       ========       ========      =========


  The Universal Institutional Funds, Inc.
-------------------------------------------
   Emerging
   Markets         Global       U.S. Real
    Equity      Value Equity      Estate
  Subaccount     Subaccount     Subaccount
-------------- -------------- --------------
For the period For the period For the period
 February 7,    February 20,   February 7,
    2002**         2002**         2002**
   through        through        through
 December 31,   December 31,   December 31,
     2002           2002           2002
-------------- -------------- --------------
   $      0      $  18,099      $  87,588
          0         19,552         52,811
     (1,200)        (1,811)        (4,956)
     (2,287)        (3,161)        (6,385)
     (2,105)        (5,985)        (4,956)
        (76)           (52)           (14)
          0              0              0
   --------      ---------      ---------
     (5,668)       (11,009)       (16,311)
   --------      ---------      ---------
     (5,668)        26,642        124,088
   --------      ---------      ---------

    (35,458)       (44,835)       (41,947)

    (41,100)      (158,040)      (154,944)
   --------      ---------      ---------

    (76,558)      (202,875)      (196,891)
   --------      ---------      ---------

   $(82,226)     $(176,233)     $ (72,803)
   ========      =========      =========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

                                                                 MONY Variable Annuity
                               -----------------------------------------------------------------------------------------
                                PBGH Insurance Series Funds          PIMCO Variable Insurance Trust
                               ----------------------------  ----------------------------------------------
                                  Mid-Cap         Select         Global                       StocksPlus
                                   Value          Value           Bond       Real Return   Growth and Income
                                 Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                               -------------- -------------- -------------- -------------- -----------------
                               For the period For the period For the period For the period  For the period
                                February 7,    February 8,    February 8,    February 8,      February 8,
                                   2002**         2002**         2002**         2002**          2002**
                                  through        through        through        through          through
                                December 31,   December 31,   December 31,   December 31,    December 31,
                                    2002           2002           2002           2002            2002           Total
                               -------------- -------------- -------------- -------------- ----------------- -----------
Dividend income...............   $       0      $  13,480       $ 20,447       $198,315        $ 121,886     $ 1,039,007
Distribution from net
  realized gains..............           0              0          9,607         25,704                0         400,252
Mortality and expense risk
  charges Option 1............      (6,958)        (2,343)        (2,071)       (13,404)          (9,263)       (226,312)
Mortality and expense risk
  charges Option 2............     (16,928)        (5,410)        (6,412)       (38,831)         (21,490)       (435,250)
Mortality and expense risk
  charges Option 3............     (14,425)        (3,412)        (4,154)       (23,550)         (18,318)       (322,616)
Mortality and expense risk
  charges C Class.............         (13)             0            (34)          (190)             (20)         (1,451)
Mortality and expense risk
  charges L Class.............          (3)             0             (2)             0               (4)            (27)
                                 ---------      ---------       --------       --------        ---------     -----------
Total mortality and expense
  risk charges................     (38,327)       (11,165)       (12,673)       (75,975)         (49,095)       (985,656)
                                 ---------      ---------       --------       --------        ---------     -----------
Net investment income (loss)..     (38,327)         2,315         17,381        148,044           72,791         453,603
                                 ---------      ---------       --------       --------        ---------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (114,262)       (54,035)        28,089         78,326         (235,443)     (1,867,795)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (240,255)      (108,118)       113,214        463,572         (334,498)     (3,106,962)
                                 ---------      ---------       --------       --------        ---------     -----------
Net realized and unrealized
  gain (loss) on investments..    (354,517)      (162,153)       141,303        541,898         (569,941)     (4,974,757)
                                 ---------      ---------       --------       --------        ---------     -----------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(392,844)     $(159,838)      $158,684       $689,942        $(497,150)    $(4,521,154)
                                 =========      =========       ========       ========        =========     ===========

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS


                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                                                               Enterprise Accumulation
                                           Alger American Fund                          Trust
                               -------------------------------------------  ----------------------------
                                                 Mid Cap         Equity       Growth and
                                  Balanced        Growth         Income         Income         Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).   $   (5,419)    $  (15,094)    $    2,050     $    4,156    $   (34,786)
 Net realized gain (loss) on
   investments................      (38,315)       (72,018)       (47,758)      (116,445)      (245,885)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      (73,076)      (214,370)      (107,056)      (252,917)      (634,687)
                                 ----------     ----------     ----------     ----------    -----------
Net increase (decrease) in
 net assets resulting from
 operations...................     (116,810)      (301,482)      (152,764)      (365,206)      (915,358)
                                 ----------     ----------     ----------     ----------    -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    3,184,423      2,472,268      2,607,660      3,566,863     10,836,374
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (193,347)       (80,130)      (144,267)      (210,957)      (510,047)
                                 ----------     ----------     ----------     ----------    -----------
Net increase from unit
 transactions.................    2,991,076      2,392,138      2,463,393      3,355,906     10,326,327
                                 ----------     ----------     ----------     ----------    -----------
Net increase in net assets....    2,874,266      2,090,656      2,310,629      2,990,700      9,410,969
Net assets beginning of period            0              0              0              0              0
                                 ----------     ----------     ----------     ----------    -----------
Net assets end of period*.....   $2,874,266     $2,090,656     $2,310,629     $2,990,700    $ 9,410,969
                                 ==========     ==========     ==========     ==========    ===========
Option 1
From unit transactions:
 Net proceeds from the
   issuance of units..........   $1,185,831     $  779,490     $  765,657     $  834,365    $ 3,524,755
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (48,107)       (11,422)       (28,569)       (82,687)      (133,137)
                                 ----------     ----------     ----------     ----------    -----------
Net increase from unit
 transactions.................   $1,137,724     $  768,068     $  737,088     $  751,678    $ 3,391,618
                                 ==========     ==========     ==========     ==========    ===========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period      137,724         96,708         99,990        112,130        462,598
Units redeemed during the
 period.......................      (12,715)        (7,632)       (17,429)       (21,003)       (69,910)
                                 ----------     ----------     ----------     ----------    -----------
Units outstanding end of
 period.......................      125,009         89,076         82,561         91,127        392,688
                                 ==========     ==========     ==========     ==========    ===========
Option 2
From unit transactions:
 Net proceeds from the
   issuance of units..........   $1,497,156     $1,115,834     $1,016,410     $1,641,249    $ 4,400,019
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (105,600)       (50,654)       (54,201)       (85,044)      (247,797)
                                 ----------     ----------     ----------     ----------    -----------
Net increase from unit
 transactions.................   $1,391,556     $1,065,180     $  962,209     $1,556,205    $ 4,152,222
                                 ==========     ==========     ==========     ==========    ===========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period      173,415        137,753        129,393        208,681        556,105
Units redeemed during the
 period.......................      (23,292)       (15,060)       (14,553)       (28,660)       (67,375)
                                 ----------     ----------     ----------     ----------    -----------
Units outstanding end of
 period.......................      150,123        122,693        114,840        180,021        488,730
                                 ==========     ==========     ==========     ==========    ===========
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   (5,419)    $  (15,094)    $    2,050     $    4,156    $   (34,786)
                                 ==========     ==========     ==========     ==========    ===========

** Commencement of operations


                      See notes to financial statements.

                                                             MONY Variable Annuity
----------------------------------------------------------------------------------------------

                                Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------
      Global                         Multi-Cap    Small Company  Small Company      Total
Socially Responsive    Managed         Growth         Growth         Value          Return
    Subaccount        Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
------------------- -------------- -------------- -------------- -------------- --------------
  For the period    For the period For the period For the period For the period For the period
   February 21,      February 6,    February 8,    February 6,    February 6,    February 7,
      2002**            2002**         2002**         2002**         2002**         2002**
      through          through        through        through        through        through
   December 31,      December 31,   December 31,   December 31,   December 31,   December 31,
       2002              2002           2002           2002           2002           2002
------------------- -------------- -------------- -------------- -------------- --------------
     $   (768)        $   (1,499)    $  (5,952)     $  (28,347)   $   161,886     $  107,315
       (7,090)          (102,843)      (27,767)       (151,995)      (165,421)         6,328
      (11,547)           (32,899)     (122,335)       (116,907)      (669,131)        55,711
     --------         ----------     ---------      ----------    -----------     ----------
      (19,405)          (137,241)     (156,054)       (297,249)      (672,666)       169,354
     --------         ----------     ---------      ----------    -----------     ----------
      275,279          5,015,791       855,770       5,004,397     11,888,276      4,988,202
      (19,937)          (389,324)      (53,492)       (198,062)      (669,408)      (212,371)
     --------         ----------     ---------      ----------    -----------     ----------
      255,342          4,626,467       802,278       4,806,335     11,218,868      4,775,831
     --------         ----------     ---------      ----------    -----------     ----------
      235,937          4,489,226       646,224       4,509,086     10,546,202      4,945,185
            0                  0             0               0              0              0
     --------         ----------     ---------      ----------    -----------     ----------
     $235,937         $4,489,226     $ 646,224      $4,509,086    $10,546,202     $4,945,185
     ========         ==========     =========      ==========    ===========     ==========

     $ 54,712         $1,828,620     $ 128,012      $1,261,036    $ 3,121,507     $1,478,445
       (1,814)          (172,668)       (5,308)        (67,823)      (127,144)       (17,966)
     --------         ----------     ---------      ----------    -----------     ----------
     $ 52,898         $1,655,952     $ 122,704      $1,193,213    $ 2,994,363     $1,460,479
     ========         ==========     =========      ==========    ===========     ==========

            0                  0             0               0              0              0
        6,826            241,489        16,073         187,145        350,982        165,724
         (607)           (36,917)       (1,373)        (44,284)       (39,756)       (22,241)
     --------         ----------     ---------      ----------    -----------     ----------
        6,219            204,572        14,700         142,861        311,226        143,483
     ========         ==========     =========      ==========    ===========     ==========

     $145,235         $2,006,825     $ 485,738      $2,185,842    $ 5,535,118     $2,902,636
      (18,123)          (148,020)      (38,535)        (55,606)      (410,565)      (178,361)
     --------         ----------     ---------      ----------    -----------     ----------
     $127,112         $1,858,805     $ 447,203      $2,130,236    $ 5,124,553     $2,724,275
     ========         ==========     =========      ==========    ===========     ==========

            0                  0             0               0              0              0
       17,883            253,265        56,788         276,729        597,773        354,298
       (4,285)           (27,515)       (7,768)        (27,363)       (70,632)       (86,893)
     --------         ----------     ---------      ----------    -----------     ----------
       13,598            225,750        49,020         249,366        527,141        267,405
     ========         ==========     =========      ==========    ===========     ==========

     $   (768)        $   (1,499)    $  (5,952)     $  (28,347)   $   161,886     $  107,315
     ========         ==========     =========      ==========    ===========     ==========



       INVESCO Variable Investment Funds
-----------------------------------------------
  Financial        Health
   Services       Sciences    Telecommunications
  Subaccount     Subaccount       Subaccount
-------------- -------------- ------------------
For the period For the period   For the period
 February 8,    February 8,      February 7,
    2002**         2002**           2002**
   through        through          through
 December 31,   December 31,     December 31,
     2002           2002             2002
-------------- -------------- ------------------
   $   (217)     $   (9,212)       $ (2,682)
    (11,216)        (25,369)         (7,118)
    (48,896)       (103,078)        (38,156)
   --------      ----------        --------
    (60,329)       (137,659)        (47,956)
   --------      ----------        --------
    795,453       1,510,038         441,372
    (24,202)        (97,693)         (8,269)
   --------      ----------        --------
    771,251       1,412,345         433,103
   --------      ----------        --------
    710,922       1,274,686         385,147
          0               0               0
   --------      ----------        --------
   $710,922      $1,274,686        $385,147
   ========      ==========        ========

   $211,803      $  323,944        $153,119
     (7,824)        (21,066)         (1,673)
   --------      ----------        --------
   $203,979      $  302,878        $151,446
   ========      ==========        ========

          0               0               0
     27,446          46,597          25,847
     (3,689)        (12,283)         (2,225)
   --------      ----------        --------
     23,757          34,314          23,622
   ========      ==========        ========

   $395,210      $  889,160        $178,825
    (12,151)        (66,129)         (1,952)
   --------      ----------        --------
   $383,059      $  823,031        $176,873
   ========      ==========        ========

          0               0               0
     42,806         101,778          24,611
     (1,705)         (9,940)           (344)
   --------      ----------        --------
     41,101          91,838          24,267
   ========      ==========        ========

   $   (217)     $   (9,212)       $ (2,682)
   ========      ==========        ========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                                                               Enterprise Accumulation
                                           Alger American Fund                          Trust
                               -------------------------------------------  ----------------------------
                                                 Mid Cap         Equity       Growth and
                                  Balanced        Growth         Income         Income         Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
Option 3
From unit transactions:
 Net proceeds from the
   issuance of units..........    $501,436       $576,944       $820,324      $1,090,465     $2,904,077
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (39,640)       (18,054)       (61,497)        (42,829)      (129,113)
                                  --------       --------       --------      ----------     ----------
Net increase from unit
 transactions.................    $461,796       $558,890       $758,827      $1,047,636     $2,774,964
                                  ========       ========       ========      ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0               0              0
Units issued during the period      61,810         81,291         95,855         131,441        382,123
Units redeemed during the
 period.......................     (11,695)       (17,387)       (10,231)        (14,579)       (59,985)
                                  --------       --------       --------      ----------     ----------
Units outstanding end of
 period.......................      50,115         63,904         85,624         116,862        322,138
                                  ========       ========       ========      ==========     ==========
C Share
From unit transactions:
 Net proceeds from the
   issuance of units..........                                  $  4,265                     $    6,519
 Net asset value of units
   redeemed or used to meet
   contract obligations.......                                         0                              0
                                                                --------                     ----------
Net increase from unit
 transactions.................                                  $  4,265                     $    6,519
                                                                ========                     ==========
Unit transactions:
Units outstanding beginning
 of period....................                                         0                              0
Units issued during the period                                       415                            651
Units redeemed during the
 period.......................                                         0                              0
                                                                --------                     ----------
Units outstanding end of
 period.......................                                       415                            651
                                                                ========                     ==========
L Share
From unit transactions:
 Net proceeds from the
   issuance of units..........                                  $  1,004      $      784     $    1,004
 Net asset value of units
   redeemed or used to meet
   contract obligations.......                                         0            (397)             0
                                                                --------      ----------     ----------
Net increase from unit
 transactions.................                                  $  1,004      $      387     $    1,004
                                                                ========      ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................                                         0               0              0
Units issued during the period                                        95              77             98
Units redeemed during the
 period.......................                                         0             (40)             0
                                                                --------      ----------     ----------
Units outstanding end of
 period.......................                                        95              37             98
                                                                ========      ==========     ==========

----------
** Commencement of operations

                      See notes to financial statements.

                                                             MONY Variable Annuity
----------------------------------------------------------------------------------------------

                                Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------
      Global                         Multi-Cap    Small Company  Small Company      Total
Socially Responsive    Managed         Growth         Growth         Value          Return
    Subaccount        Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
------------------- -------------- -------------- -------------- -------------- --------------
  For the period    For the period For the period For the period For the period For the period
   February 21,      February 6,    February 8,    February 6,    February 6,    February 7,
      2002**            2002**         2002**         2002**         2002**         2002**
      through          through        through        through        through        through
   December 31,      December 31,   December 31,   December 31,   December 31,   December 31,
       2002              2002           2002           2002           2002           2002
------------------- -------------- -------------- -------------- -------------- --------------

      $75,332         $1,180,346      $242,020      $1,552,250     $3,230,055      $607,121
            0            (68,636)       (9,649)        (74,633)      (130,899)      (16,044)
      -------         ----------      --------      ----------     ----------      --------
      $75,332         $1,111,710      $232,371      $1,477,617     $3,099,156      $591,077
      =======         ==========      ========      ==========     ==========      ========

            0                  0             0               0              0             0
        9,812            143,947        31,617         192,127        347,083        64,235
       (1,234)           (12,976)       (3,272)        (18,026)       (34,564)       (5,780)
      -------         ----------      --------      ----------     ----------      --------
        8,578            130,971        28,345         174,101        312,519        58,455
      =======         ==========      ========      ==========     ==========      ========

                                                    $    4,265
                                                             0
                                                    ----------
                                                    $    4,265
                                                    ==========

                                                             0
                                                           391
                                                             0
                                                    ----------
                                                           391
                                                    ==========

                                                    $    1,004     $    1,596
                                                             0           (800)
                                                    ----------     ----------
                                                    $    1,004     $      796
                                                    ==========     ==========

                                                             0              0
                                                            89            149
                                                             0            (75)
                                                    ----------     ----------
                                                            89             74
                                                    ==========     ==========



       INVESCO Variable Investment Funds
-----------------------------------------------
  Financial        Health
   Services       Sciences    Telecommunications
  Subaccount     Subaccount       Subaccount
-------------- -------------- ------------------
For the period For the period   For the period
 February 8,    February 8,      February 7,
    2002**         2002**           2002**
   through        through          through
 December 31,   December 31,     December 31,
     2002           2002             2002
-------------- -------------- ------------------

   $188,440       $296,934         $109,428
     (4,227)       (10,498)          (4,644)
   --------       --------         --------
   $184,213       $286,436         $104,784
   ========       ========         ========

          0              0                0
     23,852         36,074           15,738
     (4,414)        (4,184)            (701)
   --------       --------         --------
     19,438         31,890           15,037
   ========       ========         ========



























                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                       MONY Variable Annuity
                     ----------------------------------------------------------------------------------------
                                  Janus Aspen Series                        Lord Abbett Series Fund
                     -------------------------------------------  -------------------------------------------
                        Capital        Flexible    International       Bond        Growth and      Mid-Cap
                      Appreciation      Income         Growth       Debenture        Income         Value
                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                     For the period For the period For the period For the period For the period For the period
                      February 6,    February 8,    February 7,    February 7,    February 7,    February 8,
                         2002**         2002**         2002**         2002**         2002**         2002**
                        through        through        through        through        through        through
                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                          2002           2002           2002           2002           2002           2002
                     -------------- -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment
   income (loss)....   $   (5,917)    $   71,422    $    (10,181)   $   36,591     $      891     $   (5,988)
 Net realized gain
   (loss) on
   investments......      (26,696)        45,488         (55,005)        3,240       (189,019)      (103,094)
 Net change in
   unrealized
   appreciation
   (depreciation)
   of investments...      (56,644)        93,689        (332,954)       23,809       (135,736)      (140,002)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase
 (decrease) in net
 assets resulting
 from operations....      (89,257)       210,599        (398,140)       63,640       (323,864)      (249,084)
                       ----------     ----------    ------------    ----------     ----------     ----------
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............    1,331,806      5,821,107      23,212,228     2,215,253      5,751,422      6,565,080
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (95,342)      (920,291)    (18,157,104)      (90,356)      (288,934)      (606,696)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase from
 unit transactions..    1,236,464      4,900,816       5,055,124     2,124,897      5,462,488      5,958,384
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase in net
 assets.............    1,147,207      5,111,415       4,656,984     2,188,537      5,138,624      5,709,300
Net assets
 beginning of period            0              0               0             0              0              0
                       ----------     ----------    ------------    ----------     ----------     ----------
Net assets end of
 period*............   $1,147,207     $5,111,415    $  4,656,984    $2,188,537     $5,138,624     $5,709,300
                       ==========     ==========    ============    ==========     ==========     ==========
Option 1
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............   $  365,423     $2,206,914    $ 18,632,753    $  690,899     $2,239,994     $1,921,688
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (64,656)      (655,963)    (17,339,787)      (14,824)       (70,764)       (79,071)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase from
 unit transactions..   $  300,767     $1,550,951    $  1,292,966    $  676,075     $2,169,230     $1,842,617
                       ==========     ==========    ============    ==========     ==========     ==========
Unit transactions:
Units outstanding
 beginning of period            0              0               0             0              0              0
Units issued during
 the period.........       55,344        255,030       2,525,751        76,953        322,047        230,755
Units redeemed
 during the period..      (22,864)      (106,904)     (2,351,440)      (11,677)       (72,560)       (22,339)
                       ----------     ----------    ------------    ----------     ----------     ----------
Units outstanding
 end of period......       32,480        148,126         174,311        65,276        249,487        208,416
                       ==========     ==========    ============    ==========     ==========     ==========
Option 2
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............   $  576,427     $2,270,202    $  2,055,001    $1,048,332     $2,691,750     $3,154,516
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (23,360)      (192,582)        (18,366)      (56,047)      (175,621)      (401,851)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase from
 unit transactions..   $  553,067     $2,077,620    $  2,036,635    $  992,285     $2,516,129     $2,752,665
                       ==========     ==========    ============    ==========     ==========     ==========
Unit transactions:
Units outstanding
 beginning of period            0              0               0             0              0              0
Units issued during
 the period.........       70,734        239,220         254,601       112,962        343,162        360,694
Units redeemed
 during the period..      (12,923)       (37,871)        (23,018)      (16,443)       (59,474)       (61,484)
                       ----------     ----------    ------------    ----------     ----------     ----------
Units outstanding
 end of period......       57,811        201,349         231,583        96,519        283,688        299,210
                       ==========     ==========    ============    ==========     ==========     ==========
----------
*  Includes
   undistributed
   net investment
   income (loss) of:   $   (5,917)    $   71,422    $    (10,181)   $   36,591     $      891     $   (5,988)
                       ==========     ==========    ============    ==========     ==========     ==========

** Commencement of operations

                      See notes to financial statements.

                                         MONY Variable Annuity
-------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------
   Mid Cap          New           Total                       Government        Long          Money
    Growth       Discovery        Return       Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                 ----------     ----------      --------     -----------     ----------    ------------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $ (4,490)     $  (17,619)    $  (18,608)     $ (1,809)    $   (76,616)    $  (26,343)   $     (6,427)
    (59,966)        (88,402)       (69,011)      (20,759)         62,154         65,752               0

    (27,597)       (251,968)        (8,912)        8,283         267,419        283,164               0
   --------      ----------     ----------      --------     -----------     ----------    ------------
    (92,053)       (357,989)       (96,531)      (14,285)        252,957        322,573          (6,427)
   --------      ----------     ----------      --------     -----------     ----------    ------------
    885,106       2,671,197      6,585,029       621,467      14,802,287      5,517,377      64,163,623

    (31,146)       (173,006)      (310,715)      (23,554)       (815,938)      (194,192)    (40,160,386)
   --------      ----------     ----------      --------     -----------     ----------    ------------
    853,960       2,498,191      6,274,314       597,913      13,986,349      5,323,185      24,003,237
   --------      ----------     ----------      --------     -----------     ----------    ------------
    761,907       2,140,202      6,177,783       583,628      14,239,306      5,645,758      23,996,810
          0               0              0             0               0              0               0
   --------      ----------     ----------      --------     -----------     ----------    ------------
   $761,907      $2,140,202     $6,177,783      $583,628     $14,239,306     $5,645,758    $ 23,996,810
   ========      ==========     ==========      ========     ===========     ==========    ============
   $307,111      $  537,267     $2,304,014      $164,853     $ 4,869,542     $1,802,047    $ 36,412,907

     (8,584)        (16,260)      (115,494)       (3,318)       (207,403)       (49,964)    (25,507,963)
   --------      ----------     ----------      --------     -----------     ----------    ------------
   $298,527      $  521,007     $2,188,520      $161,535     $ 4,662,139     $1,752,083    $ 10,904,944
   ========      ==========     ==========      ========     ===========     ==========    ============
          0               0              0             0               0              0               0
     56,210          75,045        281,827        20,638         532,040        234,915       3,870,284
    (11,186)         (7,504)       (43,001)       (2,429)        (78,442)       (67,641)     (2,781,464)
   --------      ----------     ----------      --------     -----------     ----------    ------------
     45,024          67,541        238,826        18,209         453,598        167,274       1,088,820
   ========      ==========     ==========      ========     ===========     ==========    ============
   $410,339      $1,341,703     $3,217,339      $337,290     $ 7,112,692     $2,907,225    $ 16,917,083

    (21,048)       (127,633)      (174,804)      (16,907)       (541,105)      (123,227)     (9,422,659)
   --------      ----------     ----------      --------     -----------     ----------    ------------
   $389,291      $1,214,070     $3,042,535      $320,383     $ 6,571,587     $2,783,998    $  7,494,424
   ========      ==========     ==========      ========     ===========     ==========    ============
          0               0              0             0               0              0               0
     59,273         180,325        370,554        42,552         765,399        304,245       1,961,078
     (8,616)        (36,770)       (55,345)       (5,362)       (123,452)       (37,491)     (1,211,352)
   --------      ----------     ----------      --------     -----------     ----------    ------------
     50,657         143,555        315,209        37,190         641,947        266,754         749,726
   ========      ==========     ==========      ========     ===========     ==========    ============

   $ (4,490)     $  (17,619)    $  (18,608)     $ (1,809)    $   (76,616)    $  (26,343)   $     (6,427)
   ========      ==========     ==========      ========     ===========     ==========    ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                       MONY Variable Annuity
                     ----------------------------------------------------------------------------------------
                                  Janus Aspen Series                        Lord Abbett Series Fund
                     -------------------------------------------  -------------------------------------------
                        Capital        Flexible    International       Bond        Growth and      Mid-Cap
                      Appreciation      Income         Growth       Debenture        Income         Value
                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                     For the period For the period For the period For the period For the period For the period
                      February 6,    February 8,    February 7,    February 7,    February 7,    February 8,
                         2002**         2002**         2002**         2002**         2002**         2002**
                        through        through        through        through        through        through
                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                          2002           2002           2002           2002           2002           2002
                     -------------- -------------- -------------- -------------- -------------- --------------
Option 3
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............    $389,956      $1,332,313     $1,732,197      $464,344       $807,962      $1,488,857
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (7,326)        (71,746)       (30,965)      (19,485)       (42,549)       (125,774)
                        --------      ----------     ----------      --------       --------      ----------
Net increase from
 unit transactions..    $382,630      $1,260,567     $1,701,232      $444,859       $765,413      $1,363,083
                        ========      ==========     ==========      ========       ========      ==========
Unit transactions:
Units outstanding
 beginning of period           0               0              0             0              0               0
Units issued during
 the period.........      46,261         133,364        204,739        49,457         97,732         174,548
Units redeemed
 during the period..      (5,557)        (11,655)       (12,976)       (6,277)       (10,258)        (24,323)
                        --------      ----------     ----------      --------       --------      ----------
Units outstanding
 end of period......      40,704         121,709        191,763        43,180         87,474         150,225
                        ========      ==========     ==========      ========       ========      ==========
C Share
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............                  $   10,674     $  789,063      $ 10,674       $ 10,674
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......                           0       (767,986)            0              0
                                      ----------     ----------      --------       --------
Net increase from
 unit transactions..                  $   10,674     $   21,077      $ 10,674       $ 10,674
                                      ==========     ==========      ========       ========
Unit transactions:
Units outstanding
 beginning of period                           0              0             0              0
Units issued during
 the period.........                       1,046         76,526         1,020          1,031
Units redeemed
 during the period..                           0        (74,405)            0              0
                                      ----------     ----------      --------       --------
Units outstanding
 end of period......                       1,046          2,121         1,020          1,031
                                      ==========     ==========      ========       ========
L Share
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............                  $    1,004     $    3,214      $  1,004       $  1,042      $       19
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......                           0              0             0              0               0
                                      ----------     ----------      --------       --------      ----------
Net increase from
 unit transactions..                  $    1,004     $    3,214      $  1,004       $  1,042      $       19
                                      ==========     ==========      ========       ========      ==========
Unit transactions:
Units outstanding
 beginning of period                           0              0             0              0               0
Units issued during
 the period.........                         100            303            96             96               2
Units redeemed
 during the period..                           0              0             0              0               0
                                      ----------     ----------      --------       --------      ----------
Units outstanding
 end of period......                         100            303            96             96               2
                                      ==========     ==========      ========       ========      ==========

----------
** Commencement of operations

                      See notes to financial statements.

                                         MONY Variable Annuity
-------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------
   Mid Cap          New           Total                       Government        Long          Money
    Growth       Discovery        Return       Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                  --------      ----------      --------      ----------      --------     -----------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $167,656       $792,227      $1,063,676      $119,324      $2,729,280      $770,107     $ 8,031,059

     (1,514)       (29,113)        (20,417)       (3,329)        (66,228)      (21,001)     (3,207,393)
   --------       --------      ----------      --------      ----------      --------     -----------
   $166,142       $763,114      $1,043,259      $115,995      $2,663,052      $749,106     $ 4,823,666
   ========       ========      ==========      ========      ==========      ========     ===========

          0              0               0             0               0             0               0
     32,834         91,271         119,963        16,746         300,256        85,409         942,610
     (7,071)        (7,311)         (9,573)       (3,265)        (38,256)      (13,726)       (458,554)
   --------       --------      ----------      --------      ----------      --------     -----------
     25,763         83,960         110,390        13,481         262,000        71,683         484,056
   ========       ========      ==========      ========      ==========      ========     ===========

                                                              $   85,007      $ 36,994     $ 2,800,223

                                                                       0             0      (2,021,173)
                                                              ----------      --------     -----------
                                                              $   85,007      $ 36,994     $   779,050
                                                              ==========      ========     ===========

                                                                       0             0               0
                                                                   8,451         3,593         280,048
                                                                       0             0        (202,137)
                                                              ----------      --------     -----------
                                                                   8,451         3,593          77,911
                                                              ==========      ========     ===========

                                                              $    5,766      $  1,004     $     2,351

                                                                  (1,202)            0          (1,198)
                                                              ----------      --------     -----------
                                                              $    4,564      $  1,004     $     1,153
                                                              ==========      ========     ===========

                                                                       0             0               0
                                                                     576            99             235
                                                                    (119)            0            (120)
                                                              ----------      --------     -----------
                                                                     457            99             115
                                                              ==========      ========     ===========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                 The Universal Institutional Funds, Inc.     PBGH Insurance Series Funds
                               -------------------------------------------  ----------------------------
                                  Emerging
                                  Markets      Global Value    U.S. Real       Mid-Cap
                                   Equity         Equity         Estate         Value       Select Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 20,   February 7,    February 7,    February 8,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).  $    (5,668)    $   26,642     $  124,088     $  (38,327)    $    2,315
 Net realized gain (loss) on
   investments................      (35,458)       (44,835)       (41,947)      (114,262)       (54,035)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      (41,100)      (158,040)      (154,944)      (240,255)      (108,118)
                                -----------     ----------     ----------     ----------     ----------
Net increase (decrease) in
 net assets resulting from
 operations...................      (82,226)      (176,233)       (72,803)      (392,844)      (159,838)
                                -----------     ----------     ----------     ----------     ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    3,786,155      2,348,290      3,161,130      6,193,196      1,942,484
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (2,887,383)      (442,746)      (286,516)      (376,298)      (129,833)
                                -----------     ----------     ----------     ----------     ----------
Net increase from unit
 transactions.................      898,772      1,905,544      2,874,614      5,816,898      1,812,651
                                -----------     ----------     ----------     ----------     ----------
Net increase in net assets....      816,546      1,729,311      2,801,811      5,424,054      1,652,813
Net assets beginning of period            0              0              0              0              0
                                -----------     ----------     ----------     ----------     ----------
Net assets end of period*.....  $   816,546     $1,729,311     $2,801,811     $5,424,054     $1,652,813
                                ===========     ==========     ==========     ==========     ==========
Option 1
From unit transactions:
 Net proceeds from the
   issuance of units..........  $ 2,362,012     $  477,129     $1,274,960     $1,723,055     $  516,443
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (2,116,886)       (18,540)       (43,838)       (65,235)       (17,651)
                                -----------     ----------     ----------     ----------     ----------
Net increase from unit
 transactions.................  $   245,126     $  458,589     $1,231,122     $1,657,820     $  498,792
                                ===========     ==========     ==========     ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period      300,273         77,499        141,624        211,763         65,844
Units redeemed during the
 period.......................     (273,033)       (24,287)       (17,251)       (29,401)        (5,028)
                                -----------     ----------     ----------     ----------     ----------
Units outstanding end of
 period.......................       27,240         53,212        124,373        182,362         60,816
                                ===========     ==========     ==========     ==========     ==========
Option 2
From unit transactions:
 Net proceeds from the
   issuance of units..........  $   388,651     $  594,129     $1,133,997     $2,771,357     $  981,043
 Net asset value of units
   redeemed or used to meet
   contract obligations.......       (5,794)        (5,841)       (73,670)      (210,670)      (108,472)
                                -----------     ----------     ----------     ----------     ----------
Net increase from unit
 transactions.................  $   382,857     $  588,288     $1,060,327     $2,560,687     $  872,571
                                ===========     ==========     ==========     ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period       46,113         71,667        129,214        321,141        125,311
Units redeemed during the
 period.......................       (4,921)        (3,754)       (18,052)       (42,630)       (20,827)
                                -----------     ----------     ----------     ----------     ----------
Units outstanding end of
 period.......................       41,192         67,913        111,162        278,511        104,484
                                ===========     ==========     ==========     ==========     ==========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $    (5,668)    $   26,642     $  124,088     $  (38,327)    $    2,315
                                ===========     ==========     ==========     ==========     ==========

** Commencement of operations



                      See notes to financial statements.

                             MONY Variable Annuity
         ------------------------------------------------------------
                 PIMCO Variable Insurance Trust
         ----------------------------------------------
             Global                       StocksPlus
              Bond       Real Return   Growth and Income
           Subaccount     Subaccount      Subaccount
         -------------- -------------- -----------------
         For the period For the period  For the period
          February 8,    February 8,      February 8,
             2002**         2002**          2002**
            through        through          through
          December 31,   December 31,    December 31,
              2002           2002            2002            Total
         -------------- -------------- ----------------- ------------
           $   17,381    $   148,044      $   72,791     $    453,603
               28,089         78,326        (235,443)      (1,867,795)
              113,214        463,572        (334,498)      (3,106,962)
           ----------    -----------      ----------     ------------
              158,684        689,942        (497,150)      (4,521,154)
           ----------    -----------      ----------     ------------
            2,536,683     13,996,075       8,104,132      235,653,293
             (257,907)      (857,534)       (317,368)     (70,234,751)
           ----------    -----------      ----------     ------------
            2,278,776     13,138,541       7,786,764      165,418,542
           ----------    -----------      ----------     ------------
            2,437,460     13,828,483       7,289,614      160,897,388
                    0              0               0                0
           ----------    -----------      ----------     ------------
           $2,437,460    $13,828,483      $7,289,614     $160,897,388
           ==========    ===========      ==========     ============
           $  769,189    $ 3,908,767      $2,319,269
             (174,968)      (159,777)        (85,319)
           ----------    -----------      ----------
           $  594,221    $ 3,748,990      $2,233,950
           ==========    ===========      ==========
                    0              0               0
               79,705        401,101         320,104
              (26,406)       (60,772)        (59,912)
           ----------    -----------      ----------
               53,299        340,329         260,192
           ==========    ===========      ==========
           $1,158,017    $ 7,217,562      $3,495,646
              (54,757)      (631,033)       (131,463)
           ----------    -----------      ----------
           $1,103,260    $ 6,586,529      $3,364,183
           ==========    ===========      ==========
                    0              0               0
              113,480        695,428         447,540
              (13,593)       (88,347)        (61,818)
           ----------    -----------      ----------
               99,887        607,081         385,722
           ==========    ===========      ==========

           $   17,381    $   148,044      $   72,791     $    453,603
           ==========    ===========      ==========     ============

                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                 The Universal Institutional Funds, Inc.     PBGH Insurance Series Funds
                               -------------------------------------------  ----------------------------
                                  Emerging
                                  Markets      Global Value    U.S. Real       Mid-Cap
                                   Equity         Equity         Estate         Value       Select Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 20,   February 7,    February 7,    February 8,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
Option 3
From unit transactions:
 Net proceeds from the
   issuance of units..........   $ 283,371      $ 858,410       $668,245      $1,684,389      $444,998
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (11,706)        (1,330)       (84,928)       (100,393)       (3,710)
                                 ---------      ---------       --------      ----------      --------
Net increase from unit
 transactions.................   $ 271,665      $ 857,080       $583,317      $1,583,996      $441,288
                                 =========      =========       ========      ==========      ========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0               0             0
Units issued during the period      30,722         97,668         74,669         185,105        57,293
Units redeemed during the
 period.......................      (2,195)        (1,165)       (16,186)        (18,862)       (4,615)
                                 ---------      ---------       --------      ----------      --------
Units outstanding end of
 period.......................      28,527         96,503         58,483         166,243        52,678
                                 =========      =========       ========      ==========      ========
C Share
From unit transactions:
 Net proceeds from the
   issuance of units..........   $ 752,121      $ 418,603       $ 83,125      $   12,185
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (752,997)      (417,035)       (83,678)              0
                                 ---------      ---------       --------      ----------
Net increase from unit
 transactions.................   $    (876)     $   1,568       $   (553)     $   12,185
                                 =========      =========       ========      ==========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0               0
Units issued during the period      68,569         41,358          8,022           1,157
Units redeemed during the
 period.......................     (68,569)       (41,358)        (8,022)              0
                                 ---------      ---------       --------      ----------
Units outstanding end of
 period.......................           0              0              0           1,157
                                 =========      =========       ========      ==========
L Share
From unit transactions:
 Net proceeds from the
   issuance of units..........                  $      19       $    803      $    2,210
 Net asset value of units
   redeemed or used to meet
   contract obligations.......                          0           (402)              0
                                                ---------       --------      ----------
Net increase from unit
 transactions.................                  $      19       $    401      $    2,210
                                                =========       ========      ==========
Unit transactions:
Units outstanding beginning
 of period....................                          0              0               0
Units issued during the period                          2             78             204
Units redeemed during the
 period.......................                          0            (39)              0
                                                ---------       --------      ----------
Units outstanding end of
 period.......................                  $       2       $     39      $      204
                                                =========       ========      ==========

----------
** Commencement of operations

                           MONY Variable Annuity
                -------------------------------------------  -
                       PIMCO Variable Insurance Trust
                -------------------------------------------
                                                StocksPlus
                    Global                      Growth and
                     Bond       Real Return       Income
                  Subaccount     Subaccount     Subaccount
                -------------- -------------- --------------
                For the period For the period For the period
                 February 8,    February 8,    February 8,
                    2002**         2002**         2002**
                   through        through        through
                 December 31,   December 31,   December 31,
                     2002           2002           2002
                -------------- -------------- --------------
                   $588,788      $2,723,671     $2,257,134

                    (28,182)        (66,724)      (100,586)
                   --------      ----------     ----------
                   $560,606      $2,656,947     $2,156,548
                   ========      ==========     ==========
                          0               0              0
                     58,741         282,053        279,395
                     (8,323)        (33,799)       (41,391)
                   --------      ----------     ----------
                     50,418         248,254        238,004
                   ========      ==========     ==========
                   $ 19,685      $  146,009     $   28,869

                          0               0              0
                   --------      ----------     ----------
                   $ 19,685      $  146,009     $   28,869
                   ========      ==========     ==========
                          0               0              0
                      1,900          14,615          2,816
                          0               0              0
                   --------      ----------     ----------
                      1,900          14,615          2,816
                   ========      ==========     ==========
                   $  1,004      $       66     $    3,214

                          0               0              0
                   --------      ----------     ----------   -
                   $  1,004      $       66     $    3,214
                   ========      ==========     ==========   =
                          0               0              0
                         99               7            300
                          0               0              0
                   --------      ----------     ----------
                         99               7            300
                   ========      ==========     ==========

                                 MONY AMERICA

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Variable Annuity policies is presented here.

   There are thirty-five MONY Variable Annuity subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), Alger American Fund, INVESCO Variable Investment Funds, Lord Abbett Series Fund, MFS Variable Insurance Trust, The Universal Institutional Funds, Inc., PGHG Insurance Series Funds, PIMCO Variable Insurance Trust, the Enterprise Accumulation Trust ("Enterprise"), or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY. There are five benefit option packages offered under MONY Variable Annuity referred to as Option 1, Option 2, Option 3, C Class, and L Class. In addition to differences in annuity benefits, these option packages differ by the mortality and expense risk charge of the Variable Account and certain other policy deductions.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2002, the amount deducted for such purposes for all MONY Variable Annuity subaccounts was $3,029,522.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at annual rates of 1.20%, 1.60%, 2.20%, 1.45% and 1.50%, respectively, of the average daily net assets of each of the subaccounts of MONY Variable Annuity for Option 1, Option 2, Option 3, C Class and L Class, respectively. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY America received $21,182 in aggregate from certain Funds in connection with MONY Custom Master subaccounts.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                               Cost of
                                           Shares Acquired
                                              (Excludes     Proceeds from
      MONY Variable Annuity                Reinvestments)  Shares Redeemed
      ---------------------                --------------- ---------------

      The Alger American Fund
      Balanced Portfolio..................   $ 3,352,084     $   375,095
      Mid Cap Growth Portfolio............     2,681,935         301,993

      Enterprise Accumulation Trust

      Equity Income Portfolio.............     2,758,857         306,269
      Growth and Income Portfolio.........     3,829,032         491,790
      Growth Portfolio....................    11,640,986       1,360,307
      Global Socially Responsive Portfolio       307,149          53,084
      Managed Portfolio...................     5,117,044         508,894
      Multi-Cap Growth Portfolio..........       898,607         101,283
      Small Company Growth Portfolio......     5,456,823         672,339
      Small Company Value Portfolio.......    11,999,816         835,447
      Total Return Portfolio..............     5,820,634       1,065,331

      INVESCO Variable Insurance Funds

      Financial Services Portfolio........       854,193          86,842
      Health Sciences Portfolio...........     1,615,960         211,034
      Telecommunications Portfolio........       452,567          21,591

      Janus Aspen Series

      Capital Appreciation Portfolio......     1,522,803         292,708
      Flexible Income Portfolio...........     6,413,750       1,539,089
      International Growth Portfolio......    23,447,000      18,415,866

      Lord Abbett Series Funds

      Bond Debenture Portfolio............     2,429,287         313,767
      Growth and Income Portfolio.........     6,451,697       1,012,252
      Mid-Cap Value Portfolio.............     6,626,348         697,968

      MFS Variable Insurance Trust

      Mid Cap Growth Portfolio............     1,032,871         182,391
      New Discovery Portfolio.............     2,839,209         355,496
      Total Return Portfolio..............     7,080,738         833,748
      Utilities Portfolio.................       686,213          90,920

      MONY Series Fund, Inc.

      Government Securities Portfolio.....    16,033,189       2,109,148
      Long Term Bond Portfolio............     6,445,304       1,145,096
      Money Market Portfolio..............    60,343,814      36,449,557

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                Cost of
                                            Shares Acquired       Proceeds from
MONY Variable Annuity                   (Excludes Reinvestments) Shares Redeemed
---------------------                   ------------------------ ---------------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio......       $ 3,830,118          $2,935,797
Global Value Equity Portfolio..........         2,548,531             651,345
U.S. Real Estate Portfolio.............         3,370,654             508,741

PBHG Insurance Series Funds

Mid Cap Value Portfolio................         6,465,667             679,462
Select Value Portfolio.................         2,020,855             217,072

PIMCO Variable Insurance Trust

Global Bond Portfolio..................         2,755,852             486,544
Real Return Bond Portfolio.............        14,694,001           1,613,252
StocksPlus Growth and Income Portfolio.         8,939,675           1,191,757

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                                At December 31, 2002       For the period ended December 31, 2002
Option 1:                                 -------------------------------- ------------------------------------
                                                                           Investment
                                                                Net Assets   Income                       Total
MONY Variable Universal Life                Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------              --------- ----------- ---------- ----------   --------------- ---------

Alger American Fund

Balanced Subaccount (1)..................   125,009   $ 8.81     $ 1,101      0.98%(/\)      1.20%(/\)   (11.90)%
Mid Cap Growth Subaccount (2)............    89,076     7.73         688      0.00           1.20(/\)    (22.70)

Enterprise Accumulation Trust

Equity Income Subaccount (3).............    82,561     8.59         709      1.73(/\)       1.20(/\)    (14.10)
Growth and Income Subaccount (4).........    91,127     7.53         686      2.16(/\)       1.20(/\)    (24.70)
Growth Subaccount (3)....................   392,688     7.96       3,126      0.71(/\)       1.20(/\)    (20.40)
Global Socially Responsive Subaccount (5)     6,219     8.14          51      1.03(/\)       1.20(/\)    (18.60)
Managed Subaccount (5)...................   204,572     7.80       1,595      1.55(/\)       1.20(/\)    (22.00)
Multi-Cap Growth Subaccount (1)..........    14,700     6.82         100      0.00           1.20(/\)    (31.80)
Small Company Growth Subaccount (3)......   142,861     8.05       1,150      0.00           1.20(/\)    (19.50)
Small Company Value Subaccount (2).......   311,226     9.22       2,870      0.65(/\)       1.20(/\)     (7.80)
Total Return Subaccount (6)..............   143,483    10.55       1,513      3.43(/\)       1.20(/\)      5.50

INVESCO Variable Investment Funds

Financial Services Subaccount (1)........    23,757     8.14         193      1.97(/\)       1.20(/\)    (18.60)
Health Sciences Subaccount (3)...........    34,314     8.11         278      0.00           1.20(/\)    (18.90)
Telecommunications Subaccount (7)........    23,622     5.96         141      0.00           1.20(/\)    (40.40)

Janus Aspen Series

Capital Appreciation Subaccount (1)......    32,480     8.47         275      0.45(/\)       1.20(/\)    (15.30)
Flexible Income Subaccount (7)...........   148,126    10.89       1,613      5.76(/\)       1.20(/\)      8.90
International Growth Subaccount (7)......   174,311     7.40       1,289      0.96(/\)       1.20(/\)    (26.00)

Lord Abbett Series Funds

Bond Debenture Subaccount (3)............    65,276    10.66         696      6.08(/\)       1.20(/\)      6.60
Growth and Income Subaccount (2).........   249,487     8.31       2,072      1.83(/\)       1.20(/\)    (16.90)
Mid-Cap Value Subaccount (1).............   208,416     8.63       1,799      1.56(/\)       1.20(/\)    (13.70)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (8)............    45,024     5.99         270      0.00           1.20(/\)    (40.10)
New Discovery Subaccount (1).............    67,541     7.02         474      0.00           1.20(/\)    (29.80)
Total Return Subaccount (1)..............   238,826     9.11       2,175      0.28(/\)       1.20(/\)     (8.90)
Utilities Subaccount (3).................    18,209     8.75         159      1.00(/\)       1.20(/\)    (12.50)

MONY Series Fund, Inc.

Government Securities Subaccount (3).....   453,598    10.46       4,742      0.17(/\)       1.20(/\)      4.60
Long Term Bond Subaccount (6)............   167,274    11.05       1,849      0.43(/\)       1.20(/\)     10.50
Money Market Subaccount (9).............. 1,088,820    10.03      10,916      1.44(/\)       1.20(/\)      0.30

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                                 At December 31, 2002      For the period ended December 31, 2002
Option 1:                                   ------------------------------ -----------------------------------
                                                                           Investment
                                                                Net Assets   Income                       Total
MONY Variable Universal Life                 Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------                ------- ----------- ---------- ----------   --------------- ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (1).....  27,240   $ 8.18      $  223      0.00%          1.20%(/\)   (18.20)%
Global Value Equity Subaccount (1).........  53,212     7.94         423      2.86(/\)       1.20(/\)    (20.60)
U.S. Real Estate Subaccount (3)............ 124,373     9.75       1,212      9.26(/\)       1.20(/\)     (2.50)

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (3)............... 182,362     8.71       1,588      0.00           1.20(/\)    (12.90)
Select Value Subaccount (10)...............  60,816     7.51         457      2.13(/\)       1.20(/\)    (24.90)

PIMCO Variable Insurance Trust

Global Bond Subaccount (3).................  53,299    11.88         634      2.67(/\)       1.20(/\)     18.80
Real Return Subaccount (3)................. 340,329    11.49       3,910      4.14(/\)       1.20(/\)     14.90
StocksPlus Growth and Income Subaccount (3) 260,192     8.29       2,156      4.35(/\)       1.20(/\)    (17.10)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period March 6, 2002 (commencement of offering) through December 31, 2002
(2)For the period February 21, 2002 (commencement of offering) through December 31, 2002
(3)For the period February 19, 2002 (commencement of offering) through December 31, 2002
(4)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(5)For the period March 8, 2002 (commencement of offering) through December 31, 2002
(6)For the period February 25, 2002 (commencement of offering) through December 31, 2002
(7)For the period March 7, 2002 (commencement of offering) through December 31, 2002
(8)For the period March 14, 2002 (commencement of offering) through December 31, 2002
(9)For the period February 11, 2002 (commencement of offering) through December 31, 2002
(10)For the period March 11, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   For a unit outstanding throughout the period ended December 31, 2002

                                            At December 31, 2002    For the period ended December 31, 2002
Option 2:                                 ------------------------- ---------------------------------
                                                                    Investment
                                                   Unit  Net Assets   Income        Expense       Total
MONY Variable Universal Life               Units  Values   (000s)     Ratio*        Ratio**     Return***
----------------------------              ------- ------ ---------- ----------     -------      ---------
Alger American Fund

Balanced Subaccount (1).................. 150,123 $ 8.87   $1,332      1.14%(/\)    1.60%(/\)    (11.30)%

Mid Cap Growth Subaccount (2)............ 122,693   7.51      921      0.00         1.60(/\)     (24.90)

Enterprise Accumulation Trust

Equity Income Subaccount (3)............. 114,840   7.99      917      2.14(/\)     1.60(/\)     (20.10)

Growth and Income Subaccount (1)......... 180,021   7.73    1,391      2.06(/\)     1.60(/\)     (22.70)

Growth Subaccount (1).................... 488,730   7.75    3,785      0.67(/\)     1.60(/\)     (22.50)

Global Socially Responsive Subaccount (1)  13,598   8.46      115      0.78(/\)     1.60(/\)     (15.40)

Managed Subaccount (1)................... 225,750   8.11    1,830      1.27(/\)     1.60(/\)     (18.90)

Multi-Cap Growth Subaccount (4)..........  49,020   7.16      351      0.00         1.60(/\)     (28.40)

Small Company Growth Subaccount (2)...... 249,366   7.98    1,989      0.00         1.60(/\)     (20.20)

Small Company Value Subaccount (1)....... 527,141   9.12    4,808      0.69(/\)     1.60(/\)      (8.80)

Total Return Subaccount (1).............. 267,405  10.55    2,821      3.45(/\)     1.60(/\)       5.50

INVESCO Variable Investment Funds

Financial Services Subaccount (5)........  41,101   8.50      349      1.44(/\)     1.60(/\)     (15.00)

Health Sciences Subaccount (4)...........  91,838   8.09      742      0.00         1.60(/\)     (19.10)

Telecommunications Subaccount (6)........  24,267   5.98      145      0.00         1.60(/\)     (40.20)

Janus Aspen Series

Capital Appreciation Subaccount (4)......  57,811   8.87      512      0.48(/\)     1.60(/\)     (11.30)

Flexible Income Subaccount (2)........... 201,349  10.75    2,165      5.28(/\)     1.60(/\)       7.50

International Growth Subaccount (2)...... 231,583   7.93    1,836      1.10(/\)     1.60(/\)     (20.70)

Lord Abbett Series Funds

Bond Debenture Subaccount (2)............  96,519  10.60    1,023      5.80(/\)     1.60(/\)       6.00

Growth and Income Subaccount (2)......... 283,688   8.29    2,352      1.48(/\)     1.60(/\)     (17.10)

Mid-Cap Value Subaccount (5)............. 299,210   8.83    2,643      1.42(/\)     1.60(/\)     (11.70)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (4)............  50,657   6.62      335      0.00         1.60(/\)     (33.80)

New Discovery Subaccount (5)............. 143,555   7.29    1,046      0.00         1.60(/\)     (27.10)

Total Return Subaccount (4).............. 315,209   9.51    2,997      0.43(/\)     1.60(/\)      (4.90)

Utilities Subaccount (1).................  37,190   8.53      317      0.69(/\)     1.60(/\)     (14.70)

MONY Series Fund, Inc.

Government Securities Subaccount (2)..... 641,947  10.42    6,691      0.07(/\)     1.60(/\)       4.20

Long Term Bond Subaccount (2)............ 266,754  11.07    2,953      0.09(/\)     1.60(/\)      10.70

Money Market Subaccount (4).............. 749,726   9.99    7,490      1.45(/\)     1.60(/\)      (0.10)

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                              At December 31, 2002    For the period ended December 31, 2002
Option 2:                                   ------------------------- ----------------------------------
                                                                      Investment
                                                     Unit  Net Assets   Income       Expense       Total
MONY Variable Universal Life                 Units  Values   (000s)     Ratio*       Ratio**     Return***
----------------------------                ------- ------ ---------- ----------    -------      ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (1).....  41,192 $ 8.47   $  349      0.00%       1.60%(/\)    (15.30)%
Global Value Equity Subaccount (7).........  67,913   7.99      543      2.77(/\)    1.60(/\)     (20.10)
U.S. Real Estate Subaccount (8)............ 111,162   9.26    1,029      7.92(/\)    1.60(/\)      (7.40)

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (2)............... 278,511   8.58    2,388      0.00        1.60(/\)     (14.20)
Select Value Subaccount (8)................ 104,484   7.52      785      1.91(/\)    1.60(/\)     (24.80)

PIMCO Variable Insurance Trust

Global Bond Subaccount (2).................  99,887  11.84    1,183      2.68(/\)    1.60(/\)      18.40
Real Return Subaccount (4)................. 607,081  11.45    6,951      4.28(/\)    1.60(/\)      14.50
StocksPlus Growth and Income Subaccount (2) 385,722   8.16    3,148      4.10(/\)    1.60(/\)     (18.40)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period February 14, 2002 (commencement of offering) through December 31, 2002
(2)For the period February 8, 2002 (commencement of offering) through December 31, 2002
(3)For the period March 12, 2002 (commencement of offering) through December 31, 2002
(4)For the period February 19, 2002 (commencement of offering) through December 31, 2002
(5)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(6)For the period March 11, 2002 (commencement of offering) through December 31, 2002
(7)For the period March 25, 2002 (commencement of offering) through December 31, 2002
(8)For the period March 8, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   For a unit outstanding throughout the period ended December 31, 2002:

Option 3:
                                               At December 31, 2002      For the period ended December 31, 2002
                                          ------------------------------ ------------------------------------
                                                                         Investment
                                                              Net Assets   Income                       Total
MONY Variable Universal Life               Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------              ------- ----------- ---------- ----------   --------------- ---------
Alger American Fund

Balanced Subaccount (1)..................  50,115   $ 8.81      $  442      1.17%(/\)      2.20%(/\)   (11.90)%
Mid Cap Growth Subaccount (2)............  63,904     7.53         481      0.00           2.20(/\)    (24.70)

Enterprise Accumulation Trust

Equity Income Subaccount (3).............  85,624     7.93         679      2.02(/\)       2.20(/\)    (20.70)
Growth and Income Subaccount (4)......... 116,862     7.82         913      1.92(/\)       2.20(/\)    (21.80)
Growth Subaccount (2).................... 322,138     7.74       2,493      0.63(/\)       2.20(/\)    (22.60)
Global Socially Responsive Subaccount (5)   8,578     8.20          70      1.01(/\)       2.20(/\)    (18.00)
Managed Subaccount (6)................... 130,971     8.13       1,065      1.86(/\)       2.20(/\)    (18.70)
Multi-Cap Growth Subaccount (5)..........  28,345     6.89         195      0.00           2.20(/\)    (31.10)
Small Company Growth Subaccount (2)...... 174,101     7.84       1,364      0.00           2.20(/\)    (21.60)
Small Company Value Subaccount (7)....... 312,519     9.18       2,867      0.60(/\)       2.20(/\)     (8.20)
Total Return Subaccount (2)..............  58,455    10.46         611      3.47(/\)       2.20(/\)      4.60

INVESCO Variable Investment Funds

Financial Services Subaccount (2)........  19,438     8.65         168      1.55(/\)       2.20(/\)    (13.50)
Health Science Subaccount (4)............  31,890     7.96         254      0.00           2.20(/\)    (20.40)
Telecommunications Subaccount (2)........  15,037     6.59          99      0.00           2.20(/\)    (34.10)

Janus Aspen Series

Capital Appreciation Subaccount (4)......  40,704     8.83         359      0.41(/\)       2.20(/\)    (11.70)
Flexible Income Subaccount (3)........... 121,709    10.85       1,321      4.83(/\)       2.20(/\)      8.50
International Growth Subaccount (2)...... 191,763     7.86       1,508      1.29(/\)       2.20(/\)    (21.40)

Lord Abbett Series Funds

Bond Debenture Subaccount (2)............  43,180    10.60         458      5.19(/\)       2.20(/\)      6.00
Growth & Income Subaccount (2)...........  87,474     8.03         702      1.30(/\)       2.20(/\)    (19.70)
Mid-Cap Value Subaccount (8)............. 150,225     8.44       1,267      1.16(/\)       2.20(/\)    (15.60)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (5)............  25,763     6.10         157      0.00           2.20(/\)    (39.00)
New Discovery Subaccount (2).............  83,960     7.39         620      0.00           2.20(/\)    (26.10)
Total Return Subaccount (9).............. 110,390     9.12       1,006      0.63(/\)       2.20(/\)     (8.80)
Utilities Subaccount (3).................  13,481     7.94         107      0.46(/\)       2.20(/\)    (20.60)

MONY Series Fund, Inc.

Government Securities Subaccount (7)..... 262,000    10.37       2,716      0.02           2.20(/\)      3.70
Long Term Bond Subaccount (10)...........  71,683    11.23         805      0.15(/\)       2.20(/\)     12.30
Money Market Subaccount (7).............. 484,056     9.94       4,811      1.44(/\)       2.20(/\)     (0.60)

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                                 At December 31, 2002      For the period ended December 31, 2002
Option 3:                                   ------------------------------ -----------------------------------
                                                                           Investment
                                                                Net Assets   Income                       Total
MONY Variable Annuity                        Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
---------------------                       ------- ----------- ---------- ----------   --------------- ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (2).....  28,527   $ 8.58      $  245      0.00%          2.20%(^)    (14.20)%
Global Value Equity Subaccount (1).........  96,503     7.92         764      3.05(/\)       2.20(^)     (20.80)
U.S. Real Estate Subaccount (2)............  58,483     9.57         560      7.86(/\)       2.20(^)      (4.30)

PBHG Insurance

Mid-Cap Value Subaccount (4)............... 166,243     8.63       1,434      0.00           2.20(^)     (13.70)
Select Value Subaccount (5)................  52,678     7.80         411      1.85(/\)       2.20(^)     (22.00)

PIMCO Variable Insurance Trust

Global Bond Subaccount (12)................  50,418    11.89         600      2.67(^)        2.20(^)      18.90
Real Return Subaccount (2)................. 248,254    11.34       2,816      4.47(^)        2.20(^)      13.40
StocksPlus Growth and Income Subaccount (7) 238,004     8.21       1,955      3.97(^)        2.20(^)     (17.90)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^) Annualized
(1) For the period March 13, 2002 (commencement of offering) through December 31, 2002
(2) For the period February 25, 2002 (commencement of offering) through December 31, 2002
(3) For the period March 18, 2002 (commencement of offering) through December 31, 2002
(4) For the period February 21, 2002 (commencement of offering) through December 31, 2002
(5) For the period March 25, 2002 (commencement of offering) through December 31, 2002
(6) For the period February 28, 2002 (commencement of offering) through December 31, 2002
(7) For the period February 19, 2002 (commencement of offering) through December 31, 2002
(8) For the period March 21, 2002 (commencement of offering) through December 31, 2002
(9) For the period March 22, 2002 (commencement of offering) through December 31, 2002
(10)For the period March 7, 2002 (commencement of offering) through December 31, 2002
(11)For the period April 4 , 2002 (commencement of offering) through December 31, 2002
(12)For the period April 1, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   For a unit outstanding throughout the period ended December 31, 2002

Option C:
                                                  At December 31, 2002       For the period ended December 31, 2002
                                            -------------------------------- ------------------------------------
                                                                             Investment
                                                                  Net Assets   Income                       Total
MONY Variable Annuity                       Units  Unit Values      (000s)     Ratio*     Expense Ratio** Return***
---------------------                       ------ -----------    ---------- ----------   --------------- ---------

Enterprise Accumulation Trust

Equity Income Subaccount (1)...............    415    10.14            4        0.00%          1.50(/\)      1.40
Growth Subaccount (1)......................    651     9.63            6        0.00           1.50(/\)     (3.70)
Small Company Growth Subaccount (1)........    391    10.80            4        0.00           1.50(/\)      8.00

Janus Aspen Series
Flexible Income Subaccount (2).............  1,046    10.28           11       22.50(/\)       1.50(/\)      2.80
International Growth Subaccount (2)........  2,121    10.15           22        0.81(/\)       1.50(/\)      1.50

Lord Abbett Series Funds

Bond Debenture Subaccount (2)..............  1,020    10.51           11       27.80(/\)       1.50(/\)      5.10
Growth and Income Subaccount (2)...........  1,031    10.27           11        7.76(/\)       1.50(/\)      2.70

MONY Series Fund, Inc.

Government Securities Subaccount (3).......  8,451    10.09           85        0.00           1.50(/\)      0.90
Long Term Bond Subaccount (3)..............  3,593    10.50           38        0.00           1.50(/\)      5.00
Money Market Subaccount (2)................ 77,911    10.00          779        1.22(/\)       1.50(/\)      0.00

The Universal Institutional Funds, Inc.

Global Value Equity Subaccount (4).........      0     9.97(/\/\)      0        0.01(/\)       1.50(/\)      0.00

U.S. Real Estate Subaccount (5)............      0    10.52(/\/\)      0        0.05(/\)       1.50(/\)      0.00

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (2)...............  1,157    10.35           12        0.00           1.50(/\)      3.50

PIMCO Variable Insurance Trust

Global Bond Subaccount (3).................  1,900    10.66           20        2.79(/\)       1.50(/\)      6.60
Real Return Subaccount (3)................. 14,615    10.30          151        3.34(/\)       1.50(/\)      3.00
StocksPlus Growth and Income Subaccount (2)  2,816    10.13           29       14.00(/\)       1.50(/\)      1.30

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(/\/\)Net asset value immediately prior to redemption.
(1)For the period December 10, 2002 (commencement of offering) through December 31, 2002
(2)For the period November 18, 2002 (commencement of offering) through December 31, 2002
(3)For the period November 13, 2002 (commencement of offering) through December 31, 2002
(4)For the period November 20, 2002 (commencement of offering) through December 31, 2002
(5)For the period December 20, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   For a unit outstanding throughout the period ended December 31, 2002:

Option L:
                                                At December 31, 2002     For the period ended December 31, 2002
                                            ---------------------------- ------------------------------------
                                                                         Investment
                                                              Net Assets   Income                       Total
MONY Variable Annuity                       Units Unit Values   (000s)     Ratio*     Expense Ratio** Return***
---------------------                       ----- ----------- ---------- ----------   --------------- ---------

Enterprise Accumulation Trust
Equity Income Subaccount (1)...............   95     10.14        1         0.00%          1.45(/\)      1.40
Growth and Income Subaccount (2)...........   37      9.97        0         0.00           1.45(/\)     (0.30)
Growth Subaccount (1)......................   98      9.63        1         0.00           1.45(/\)     (3.70)
Small Company Growth Subaccount (1)........   89     10.80        1         0.00           1.45(/\)      8.00
Small Company Value Subaccount (2).........   74     10.62        1         0.00           1.45(/\)      6.20

Janus Aspen Series
Flexible Income Subaccount (1).............  100     10.28        1        19.36(/\)       1.45(/\)      2.80
International Growth Subaccount (1)........  303     10.15        3         3.55(/\)       1.45(/\)      1.50

Lord Abbett Series Funds
Bond Debenture Subaccount (1)..............   96     10.51        1        23.08(/\)       1.45(/\)      5.10
Growth and Income Subaccount (1)...........   96     10.27        1         6.58(/\)       1.45(/\)      2.70
Mid-Cap Value Subaccount (3)...............    2     10.46        0        12.41(/\)       1.45(/\)      4.60

MONY Series Fund, Inc.
Government Securities Subaccount (1).......  457     10.09        5         0.00           1.45(/\)      0.90
Long Term Bond Subaccount (1)..............   99     10.50        1         0.00           1.45(/\)      5.00
Money Market Subaccount (2)................  115     10.00        1         1.19(/\)       1.45(/\)      0.00

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3).........    2      9.97        0        24.58(/\)       1.45(/\)     (0.30)
U.S. Real Estate Subaccount (2)............   39     10.52        0        50.83(/\)       1.45(/\)      5.20

PBHG Insurance Series Funds
Mid Cap Value Subaccount (1)...............  204     10.35        2         0.00           1.45(/\)      3.50

PIMCO Variable Insurance Trust
Global Bond Subaccount (1).................   99     10.66        1         2.41(/\)       1.45(/\)      6.60
Real Return Subaccount (3).................    7     10.31        0         3.87(/\)       1.45(/\)      3.10
StocksPlus Growth and Income Subaccount (1)  300     10.13        3        11.80(/\)       1.45(/\)      1.30

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period November 29, 2002 (commencement of offering) through December 31, 2002
(2)For the period December 17, 2002 (commencement of offering) through December 31, 2002
(3)For the period December 18, 2002 (commencement of offering) through December 31, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Custom Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Master's Subaccounts of MONY America Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                            MONY Custom Master
                               ------------------------------------------------------------------------------
                                            MONY Series Fund, Inc.               Enterprise Accumulation Trust
                               ------------------------------------------------- ----------------------------
                               Intermediate Long Term   Government                              Small Company
                                Term Bond      Bond     Securities  Money Market    Equity          Value
                                Subaccount  Subaccount  Subaccount   Subaccount   Subaccount     Subaccount
                               ------------ ----------- ----------- ------------ ------------   -------------
           ASSETS
Shares held in respective
  Funds.......................   3,961,564    3,693,701   6,247,482  135,202,675    4,217,272      6,041,921
                               ===========  =========== =========== ============ ============   ============
Investments at cost........... $43,951,204  $48,547,781 $70,801,188 $135,202,675 $103,957,575   $136,776,376
                               ===========  =========== =========== ============ ============   ============
Investments in respective
  Funds, at net asset value... $46,865,298  $53,669,482 $73,845,239 $135,202,675 $ 51,619,404   $103,679,361
Amount due from MONY America..       4,202       12,195      19,121       14,996       10,321         18,429
Amount due from respective
  Funds.......................           0        9,858      13,004       39,083       27,823          4,280
                               -----------  ----------- ----------- ------------ ------------   ------------
       Total assets...........  46,869,500   53,691,535  73,877,364  135,256,754   51,657,548    103,702,070
                               -----------  ----------- ----------- ------------ ------------   ------------
         LIABILITIES
Amount due to MONY America....      55,291       72,038     100,027      202,473       93,175        129,351
Amount due to respective Funds       4,202       12,195      19,121       14,996       10,321         18,429
                               -----------  ----------- ----------- ------------ ------------   ------------
       Total liabilities......      59,493       84,233     119,148      217,469      103,496        147,780
                               -----------  ----------- ----------- ------------ ------------   ------------
Net assets.................... $46,810,007  $53,607,302 $73,758,216 $135,039,285 $ 51,554,052   $103,554,290
                               ===========  =========== =========== ============ ============   ============
Net assets consist of:
  Contractholders' net
   payments................... $41,092,296  $44,259,802 $67,560,689 $126,699,077 $113,337,988   $109,295,574
  Undistributed net
   investment income (loss)...   2,283,477    3,647,822   2,441,522    8,340,208   36,934,935     41,601,425
  Accumulated net realized
   gain (loss) on investments.     520,140      577,977     711,954            0  (46,380,700)   (14,245,694)
  Net unrealized appreciation
   (depreciation) of
   investments................   2,914,094    5,121,701   3,044,051            0  (52,338,171)   (33,097,015)
                               -----------  ----------- ----------- ------------ ------------   ------------
Net assets.................... $46,810,007  $53,607,302 $73,758,216 $135,039,285 $ 51,554,052   $103,554,290
                               ===========  =========== =========== ============ ============   ============
Number of units outstanding*..   3,839,904    4,384,800   6,205,249   12,084,241    8,681,637      8,512,905
                               -----------  ----------- ----------- ------------ ------------   ------------
Net asset value per unit
  outstanding*................ $     12.19  $     12.22 $     11.89 $      11.17 $       5.94   $      12.17
                               ===========  =========== =========== ============ ============   ============

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                             MONY Custom Master
------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------------
              International  High Yield                 Growth and   Small Company    Equity      Capital
  Managed        Growth         Bond        Growth        Income        Growth        Income    Appreciation
 Subaccount    Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
------------  ------------- -----------  ------------  ------------  ------------- -----------  ------------
   7,260,648     4,021,955    9,960,320    38,137,163    21,913,215     7,978,559    6,823,855     6,823,233
============  ============  ===========  ============  ============  ============  ===========  ============
$174,797,707  $ 24,507,351  $44,453,359  $225,182,010  $128,923,859  $ 66,470,141  $35,091,797  $ 50,799,113
============  ============  ===========  ============  ============  ============  ===========  ============

$110,942,702  $ 13,915,965  $40,239,694  $151,785,907  $ 86,557,200  $ 47,711,780  $28,796,668  $ 32,273,892

      11,694         4,389           29        11,142        12,085         3,201          735           160

       6,663         1,224        4,663        80,914        12,205         5,927          137         3,210
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
 110,961,059    13,921,578   40,244,386   151,877,963    86,581,490    47,720,908   28,797,540    32,277,262
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
     140,388        18,141       52,085       267,563       117,395        63,387       35,087        42,806
      11,694         4,389           29        11,142        12,085         3,201          735           160
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
     152,082        22,530       52,114       278,705       129,480        66,588       35,822        42,966
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
$110,808,977  $ 13,899,048  $40,192,272  $151,599,258  $ 86,452,010  $ 47,654,320  $28,761,718  $ 32,234,296
============  ============  ===========  ============  ============  ============  ===========  ============
$167,203,937  $ 25,954,419  $39,913,161  $245,054,858  $140,524,395  $ 66,960,215  $38,078,947  $ 52,089,813

  78,993,239     4,326,787    8,013,527    (6,076,171)   (2,664,932)      553,635     (470,956)    1,408,865

 (71,533,194)   (5,790,772)  (3,520,751)  (13,983,326)   (9,040,794)   (1,101,169)  (2,551,144)   (2,739,161)

 (63,855,005)  (10,591,386)  (4,213,665)  (73,396,103)  (42,366,659)  (18,758,361)  (6,295,129)  (18,525,221)
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
$110,808,977  $ 13,899,048  $40,192,272  $151,599,258  $ 86,452,010  $ 47,654,320  $28,761,718  $ 32,234,296
============  ============  ===========  ============  ============  ============  ===========  ============
  15,109,160     2,031,440    3,895,307    19,728,594    11,273,375     3,994,202    3,454,574     3,428,527
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------

$       7.34  $       6.85  $     10.32  $       7.69  $       7.67  $      11.93  $      8.33  $       9.41
============  ============  ===========  ============  ============  ============  ===========  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                                                  MONY Custom Master
                                                       -------------------------------------------------------------------------
                                                                             Enterprise Accumulation Trust
                                                       -------------------------------------------------------------------------

                                                        Multi-Cap                 Worldwide   Emerging   Mid-Cap
                                                          Growth       Balanced     Growth   Countries    Growth    Total Return
                                                        Subaccount    Subaccount  Subaccount Subaccount Subaccount   Subaccount
                                                       ------------  -----------  ---------- ---------- ----------  ------------
                       ASSETS
Shares held in respective Funds.......................    7,438,672    3,533,698     95,811     80,919     366,376      612,742
                                                       ============  ===========  =========  =========  ==========   ==========
Investments at cost................................... $ 99,309,634  $17,165,691  $ 809,709  $ 759,849  $2,528,268   $6,158,987
                                                       ============  ===========  =========  =========  ==========   ==========
Investments in respective Funds, at net asset value... $ 40,987,083  $14,982,880  $ 643,851  $ 640,067  $1,941,791   $6,243,838
Amount due from MONY America..........................        4,705        9,140          0        360           5        1,383
Amount due from respective Funds......................        6,760            0          7          0           0            0
                                                       ------------  -----------  ---------  ---------  ----------   ----------
       Total assets...................................   40,998,548   14,992,020    643,858    640,427   1,941,796    6,245,221
                                                       ------------  -----------  ---------  ---------  ----------   ----------
                     LIABILITIES
Amount due to MONY America............................       57,150       18,099        798        776       2,387        7,198
Amount due to respective Funds........................        4,705        9,140          0        360           5        1,383
                                                       ------------  -----------  ---------  ---------  ----------   ----------
       Total liabilities..............................       61,855       27,239        798      1,136       2,392        8,581
                                                       ------------  -----------  ---------  ---------  ----------   ----------
Net assets............................................ $ 40,936,693  $14,964,781  $ 643,060  $ 639,291  $1,939,404   $6,236,640
                                                       ============  ===========  =========  =========  ==========   ==========
Net assets consist of:
  Contractholders' net payments....................... $134,540,019  $17,588,854  $ 846,334  $ 808,188  $2,817,699   $6,004,846
  Undistributed net investment income (loss)..........   (3,600,474)      40,960    (10,034)    (7,521)    (32,522)     141,351
  Accumulated net realized gain (loss) on investments.  (31,680,301)    (482,222)   (27,382)   (41,594)   (259,296)       5,592
  Net unrealized appreciation (depreciation) of
   investments........................................  (58,322,551)  (2,182,811)  (165,858)  (119,782)   (586,477)      84,851
                                                       ------------  -----------  ---------  ---------  ----------   ----------
Net assets............................................ $ 40,936,693  $14,964,781  $ 643,060  $ 639,291  $1,939,404   $6,236,640
                                                       ============  ===========  =========  =========  ==========   ==========
Number of units outstanding*..........................    3,898,013    1,741,087     97,878     82,441     374,686      593,890
                                                       ------------  -----------  ---------  ---------  ----------   ----------
Net asset value per unit outstanding*................. $      10.51  $      8.60  $    6.57  $    7.76  $     5.18   $    10.50
                                                       ============  ===========  =========  =========  ==========   ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                     MONY Custom Master
---------------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Funds                   Janus Aspen Series
                           ----------------------------------------   ------------------------------------------------------
                Dreyfus
  Dreyfus      Socially                                    VIP III
   Stock      Responsible      VIP           VIP II        Growth      Aggressive                   Capital      Worldwide
   Index        Growth        Growth       Contrafund   Opportunities    Growth       Balanced    Appreciation     Growth
 Subaccount   Subaccount    Subaccount     Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
------------  -----------  ------------   ------------  ------------- ------------  ------------  ------------  ------------
   2,799,914      361,741     1,330,082      2,586,522       789,256     1,650,176     3,126,457     2,117,231     2,212,660
============  ===========  ============   ============   ===========  ============  ============  ============  ============
$ 94,018,116  $12,225,291  $ 58,018,661   $ 60,344,426   $14,400,369  $ 72,702,941  $ 76,047,387  $ 63,581,520  $ 91,757,013
============  ===========  ============   ============   ===========  ============  ============  ============  ============

$ 62,914,071  $ 6,836,898  $ 31,044,103   $ 46,660,855   $ 9,234,300  $ 26,138,795  $ 64,373,755  $ 36,776,307  $ 46,576,490
      12,170        2,404           417          1,089         4,111         4,186         5,020         2,194         3,684
      10,393            0        12,461            636             0         3,706         9,198         2,231             0
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
  62,936,634    6,839,302    31,056,981     46,662,580     9,238,411    26,146,687    64,387,973    36,780,732    46,580,174
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
      87,177        8,354        50,773         56,358        11,328        35,330        86,112        47,193        56,481
      12,170        2,404           417          1,089         4,111         4,186         5,020         2,194         3,684
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
      99,347       10,758        51,190         57,447        15,439        39,516        91,132        49,387        60,165
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
$ 62,837,287  $ 6,828,544  $ 31,005,791   $ 46,605,133   $ 9,222,972  $ 26,107,171  $ 64,296,841  $ 36,731,345  $ 46,520,009
============  ===========  ============   ============   ===========  ============  ============  ============  ============
$101,734,256  $15,034,470  $ 65,094,094   $ 62,901,169   $17,876,639  $104,066,776  $ 74,553,635  $ 71,832,283  $104,173,374

   1,636,969     (120,637)    4,909,232      4,106,401       345,009     8,538,209     7,056,218      (389,842)    5,359,864

  (9,429,893)  (2,696,896)  (12,022,977)    (6,718,866)   (3,832,607)  (39,933,668)   (5,639,380)   (7,905,883)  (17,832,706)

 (31,104,045)  (5,388,393)  (26,974,558)   (13,683,571)   (5,166,069)  (46,564,146)  (11,673,632)  (26,805,213)  (45,180,523)
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
$ 62,837,287  $ 6,828,544  $ 31,005,791   $ 46,605,133   $ 9,222,972  $ 26,107,171  $ 64,296,841  $ 36,731,345  $ 46,520,009
============  ===========  ============   ============   ===========  ============  ============  ============  ============
   9,933,628    1,255,269     5,543,224      5,965,404     1,769,095     5,654,695     6,980,943     5,496,952     7,157,869
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
$       6.33  $      5.44  $       5.60   $       7.81   $      5.22  $       4.62  $       9.21  $       6.68  $       6.50
============  ===========  ============   ============   ===========  ============  ============  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                                          MONY Custom Master
                                       ----------------------------------------------------------------------------------------
                                         Alger                                                      The Universal
                                        American                                PIMCO Variable      Institutional
                                          Fund     Lord Abbett Series Funds     Insurance Trust      Funds, Inc.
                                       ----------  ----------------------   ----------------------- -------------
                                        Mid-Cap    Growth and    Mid-Cap                Real Return  Real Estate
                                         Growth      Income       Value     Global Bond    Bond        Growth
                                       Subaccount  Subaccount   Subaccount  Subaccount  Subaccount   Subaccount        Total
                                       ----------  ----------   ----------  ----------- ----------- ------------- --------------
               ASSETS
Shares held in respective Funds.......     87,277     284,206      476,337     404,070    1,971,175     300,625
                                       ==========  ==========   ==========  ==========  ===========  ==========
Investments at cost................... $1,181,621  $5,455,859   $6,853,371  $4,500,635  $22,633,007  $3,719,662   $2,003,634,153
                                       ==========  ==========   ==========  ==========  ===========  ==========   ==============
Investments in respective Funds, at
  net asset value..................... $1,086,599  $5,351,596   $6,602,034  $4,723,577  $23,456,986  $3,406,080   $1,417,727,223
Amount due from MONY America..........        135       1,811        1,186           0        2,568       1,349          180,616
Amount due from respective Funds......          0           0            0          42            0           0          254,425
                                       ----------  ----------   ----------  ----------  -----------  ----------   --------------
       Total assets...................  1,086,734   5,353,407    6,603,220   4,723,619   23,459,554   3,407,429    1,418,162,264
                                       ----------  ----------   ----------  ----------  -----------  ----------   --------------
             LIABILITIES
Amount due to MONY America............      1,315       6,350        7,749       5,405       26,312       3,981        1,965,833
Amount due to respective Funds........        135       1,811        1,186           0        2,568       1,349          180,616
                                       ----------  ----------   ----------  ----------  -----------  ----------   --------------
       Total liabilities..............      1,450       8,161        8,935       5,405       28,880       5,330        2,146,449
                                       ----------  ----------   ----------  ----------  -----------  ----------   --------------
Net assets............................ $1,085,284  $5,345,246   $6,594,285  $4,718,214  $23,430,674  $3,402,099   $1,416,015,815
                                       ==========  ==========   ==========  ==========  ===========  ==========   ==============
Net assets consist of:
  Contractholders' net payments....... $1,212,795  $5,493,648   $6,891,428  $4,394,015  $22,246,098  $3,581,162   $2,101,716,953
  Undistributed net investment income
   (loss).............................     (5,938)      8,607        1,518      43,419      266,255     153,345      207,773,772
  Accumulated net realized gain
   (loss) on investments..............    (26,551)    (52,746)     (47,324)     57,838       94,342     (18,826)    (307,567,980)
  Net unrealized appreciation
   (depreciation) of investments......    (95,022)   (104,263)    (251,337)    222,942      823,979    (313,582)    (585,906,930)
                                       ----------  ----------   ----------  ----------  -----------  ----------   --------------
Net assets............................ $1,085,284  $5,345,246   $6,594,285  $4,718,214  $23,430,674  $3,402,099   $1,416,015,815
                                       ==========  ==========   ==========  ==========  ===========  ==========   ==============
Number of units outstanding*..........    142,409     653,185      772,870     410,504    2,100,312     378,684
                                       ----------  ----------   ----------  ----------  -----------  ----------
Net asset value per unit outstanding*. $     7.62  $     8.18   $     8.53  $    11.49  $     11.15  $     8.98
                                       ==========  ==========   ==========  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS


                                                             MONY Custom Master
                               --------------------------------------------------------------------------------
                                             MONY Series Fund, Inc.                Enterprise Accumulation Trust
                               --------------------------------------------------  ----------------------------
                               Intermediate  Long Term    Government     Money                    Small Company
                                Term Bond       Bond      Securities     Market       Equity          Value
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                               ------------ ------------ ------------ ------------ ------------   -------------
                               For the year For the year For the year For the year For the year   For the year
                                  ended        ended        ended        ended        ended           ended
                               December 31, December 31, December 31, December 31, December 31,   December 31,
                                   2002         2002         2002         2002         2002           2002
                               ------------ ------------ ------------ ------------ ------------   -------------
Dividend income...............  $1,535,780   $2,228,984   $1,760,792  $ 2,103,211  $          0   $    426,532
Distribution from net
  realized gains..............           0            0            0            0             0      3,222,812
Mortality and expense risk
  charges.....................    (569,149)    (664,354)    (848,582)  (1,906,376)     (937,098)    (1,577,775)
                                ----------   ----------   ----------  -----------  ------------   ------------
Net investment income (loss)..     966,631    1,564,630      912,210      196,835      (937,098)     2,071,569
                                ----------   ----------   ----------  -----------  ------------   ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     552,398      658,628      538,872            0   (23,982,479)    (8,287,012)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   1,748,946    3,671,798    1,723,917            0    (2,402,886)    (7,873,945)
                                ----------   ----------   ----------  -----------  ------------   ------------
Net realized and unrealized
  gain (loss) on investments..   2,301,344    4,330,426    2,262,789            0   (26,385,365)   (16,160,957)
                                ----------   ----------   ----------  -----------  ------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations..................  $3,267,975   $5,895,056   $3,174,999  $   196,835  $(27,322,463)  $(14,089,388)
                                ==========   ==========   ==========  ===========  ============   ============

                      See notes to financial statements.

                                             MONY Custom Master
-----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------
              International  High Yield                 Growth and   Small Company    Equity      Capital
  Managed        Growth         Bond        Growth        Income        Growth        Income    Appreciation
 Subaccount    Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
------------  ------------- ------------ ------------  ------------  ------------- ------------ ------------
For the year  For the year  For the year For the year  For the year  For the year  For the year For the year
   ended          ended        ended        ended         ended          ended        ended        ended
December 31,  December 31,  December 31, December 31,  December 31,  December 31,  December 31, December 31,
    2002          2002          2002         2002          2002          2002          2002         2002
------------  ------------- ------------ ------------  ------------  ------------- ------------ ------------
$  1,240,690   $   106,449  $ 3,599,343  $    722,408  $  1,259,158  $          0  $   408,306  $         0
           0             0            0             0             0             0            0            0
  (1,900,613)     (228,121)    (561,418)   (2,620,411)   (1,558,118)     (776,530)    (456,280)    (546,626)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------
    (659,923)     (121,672)   3,037,925    (1,898,003)     (298,960)     (776,530)     (47,974)    (546,626)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------


 (27,463,664)   (4,288,732)  (1,474,881)  (14,410,326)  (10,718,113)   (4,272,838)  (1,413,309)  (4,038,812)

 (10,533,481)      646,518   (1,686,056)  (39,583,815)  (27,319,676)  (12,773,938)  (4,808,353)  (3,119,572)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------

 (37,997,145)   (3,642,214)  (3,160,937)  (53,994,141)  (38,037,789)  (17,046,776)  (6,221,662)  (7,158,384)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------

$(38,657,068)  $(3,763,886) $  (123,012) $(55,892,144) $(38,336,749) $(17,823,306) $(6,269,636) $(7,705,010)
============   ===========  ===========  ============  ============  ============  ===========  ===========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                              MONY Custom Master
                               -------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               -------------------------------------------------------------------------------

                                Multi-Cap                  Worldwide     Emerging     Mid-Cap        Total
                                  Growth       Balanced      Growth     Countries      Growth        Return
                                Subaccount    Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                               ------------  ------------ ------------ ------------ ------------ --------------
                                                                                                 For the period
                                 For the       For the      For the      For the      For the    May 1, 2002**
                                year ended    year ended   year ended   year ended   year ended     through
                               December 31,  December 31, December 31, December 31, December 31,  December 31,
                                   2002          2002         2002         2002         2002          2002
                               ------------  ------------ ------------ ------------ ------------ --------------
Dividend income............... $          0  $   327,326   $       0    $   1,401    $       0      $ 76,353
Distribution from net
  realized gains..............            0            0           0            0            0        95,373
Mortality and expense risk
  charges.....................     (821,022)    (229,996)     (8,089)      (7,547)     (26,398)      (30,375)
                               ------------  -----------   ---------    ---------    ---------      --------
Net investment income (loss)..     (821,022)      97,330      (8,089)      (6,146)     (26,398)      141,351
                               ------------  -----------   ---------    ---------    ---------      --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................  (21,288,273)    (586,466)    (18,083)     (29,461)    (182,716)        5,592
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (5,372,682)  (1,785,718)   (155,510)    (144,871)    (574,204)       84,851
                               ------------  -----------   ---------    ---------    ---------      --------
Net realized and unrealized
  gain (loss) on investments..  (26,660,955)  (2,372,184)   (173,593)    (174,332)    (756,920)       90,443
                               ------------  -----------   ---------    ---------    ---------      --------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(27,481,977) $(2,274,854)  $(181,682)   $(180,478)   $(783,318)     $231,794
                               ============  ===========   =========    =========    =========      ========

----------
** Commencement of operations

                      See notes to financial statements.

                                                   MONY Custom Master
------------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Funds                  Janus Aspen Series
                           ---------------------------------------    ----------------------------------------------------
                Dreyfus
                Socially                                   VIP III
Dreyfus Stock Responsible      VIP            VIP II       Growth      Aggressive                  Capital     Worldwide
    Index        Growth       Growth        Contrafund  Opportunities    Growth       Balanced   Appreciation    Growth
 Subaccount    Subaccount   Subaccount      Subaccount   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
------------- ------------ ------------    ------------ ------------- ------------  ------------ ------------ ------------

For the year  For the year For the year    For the year For the year  For the year  For the year For the year For the year
    ended        ended        ended           ended         ended        ended         ended        ended        ended
December 31,  December 31, December 31,    December 31, December 31,  December 31,  December 31, December 31, December 31,
    2002          2002         2002            2002         2002          2002          2002         2002         2002
------------- ------------ ------------    ------------ ------------- ------------  ------------ ------------ ------------
$  1,025,173  $    18,430  $     63,116    $   394,181   $   115,048  $          0  $ 1,713,543  $   256,275  $    523,691
           0            0             0              0             0             0            0            0             0
  (1,039,443)    (123,222)     (562,110)      (715,080)     (160,058)     (462,102)    (957,337)    (616,376)     (811,179)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------
     (14,270)    (104,792)     (498,994)      (320,899)      (45,010)     (462,102)     756,206     (360,101)     (287,488)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------


  (6,970,872)  (1,747,548)   (7,021,266)    (3,285,829)   (1,912,971)  (21,796,471)  (3,235,589)  (8,337,539)  (12,245,264)

 (14,545,362)  (1,490,796)   (8,742,161)    (2,349,889)   (1,296,302)    9,370,168   (3,423,650)      42,314    (6,436,250)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------

 (21,516,234)  (3,238,344)  (15,763,427)    (5,635,718)   (3,209,273)  (12,426,303)  (6,659,239)  (8,295,225)  (18,681,514)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------

$(21,530,504) $(3,343,136) $(16,262,421)   $(5,956,617)  $(3,254,283) $(12,888,405) $(5,903,033) $(8,655,326) $(18,969,002)
============  ===========  ============    ===========   ===========  ============  ===========  ===========  ============

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                                          MONY Custom Master
                               -----------------------------------------------------------------------------------------
                                   Alger                                                                  The Universal
                                  American                                    PIMCO Variable Insurance    Institutional
                                    Fund        Lord Abbett Series Funds                Trust              Funds, Inc.
                               -------------- ----------------------------  ----------------------------  --------------
                                  Mid-Cap       Growth and      Mid-Cap                     Real Return    Real Estate
                                   Growth         Income         Value       Global Bond        Bond          Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                               May 7, 2002**  May 2, 2002**  May 1, 2002**  May 7, 2002**  May 1, 2002**  May 2, 2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
Dividend income...............   $       0      $  31,339      $  37,098       $ 50,175      $  337,823     $ 107,408
Distribution from net
  realized gains..............           0            701              0         19,143          43,565        66,348
Mortality and expense risk
  charges.....................      (5,938)       (23,433)       (35,580)       (25,899)       (115,133)      (20,411)
                                 ---------      ---------      ---------       --------      ----------     ---------
Net investment income (loss)..      (5,938)         8,607          1,518         43,419         266,255       153,345
                                 ---------      ---------      ---------       --------      ----------     ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (26,551)       (52,746)       (47,324)        57,838          94,342       (18,826)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (95,022)      (104,263)      (251,337)       222,942         823,979      (313,582)
                                 ---------      ---------      ---------       --------      ----------     ---------
Net realized and unrealized
  gain (loss) on investments..    (121,573)      (157,009)      (298,661)       280,780         918,321      (332,408)
                                 ---------      ---------      ---------       --------      ----------     ---------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(127,511)     $(148,402)     $(297,143)      $324,199      $1,184,576     $(179,063)
                                 =========      =========      =========       ========      ==========     =========








                                   Total
                               -------------






Dividend income............... $  20,470,033
Distribution from net
  realized gains..............     3,447,942
Mortality and expense risk
  charges.....................   (21,948,179)
                               -------------
Net investment income (loss)..     1,969,796
                               -------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................  (187,246,291)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (138,847,888)
                               -------------
Net realized and unrealized
  gain (loss) on investments..  (326,094,179)
                               -------------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(324,124,383)
                               =============

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                             MONY Custom Master
                                              -------------------------------------------------------------------------------
                                                                           MONY Series Fund, Inc.
                                              -------------------------------------------------------------------------------
                                                     Intermediate                Long Term                  Government
                                                      Term Bond                     Bond                    Securities
                                                      Subaccount                 Subaccount                 Subaccount
                                              -------------------------  -------------------------  -------------------------
                                              For the year  For the year For the year  For the year For the year  For the year
                                                 ended         ended        ended         ended        ended         ended
                                              December 31,  December 31, December 31,  December 31, December 31,  December 31,
                                                  2002          2001         2002          2001         2002          2001
                                              ------------  ------------ ------------  ------------ ------------  ------------
From operations:
 Net investment income (loss)................ $    966,631  $   715,608  $  1,564,630  $ 1,086,773  $    912,210  $   824,740
 Net realized gain (loss) on investments.....      552,398      214,821       658,628      564,710       538,872      390,192
 Net change in unrealized appreciation
   (depreciation) of investments.............    1,748,946      582,862     3,671,798     (115,548)    1,723,917      345,227
                                              ------------  -----------  ------------  -----------  ------------  -----------
Net increase (decrease) in net assets
 resulting from operations...................    3,267,975    1,513,291     5,895,056    1,535,935     3,174,999    1,560,159
                                              ------------  -----------  ------------  -----------  ------------  -----------
From unit transactions:
 Net proceeds from the issuance of units.....   21,534,396   23,480,446    15,581,219   26,809,663    37,750,861   34,230,919
 Net asset value of units redeemed or used
   to meet contract obligations..............  (13,080,873)  (7,429,073)  (13,401,893)  (7,325,867)  (16,463,126)  (9,240,763)
                                              ------------  -----------  ------------  -----------  ------------  -----------
Net increase (decrease) from unit
 transactions................................    8,453,523   16,051,373     2,179,326   19,483,796    21,287,735   24,990,156
                                              ------------  -----------  ------------  -----------  ------------  -----------
Net increase (decrease) in net assets........   11,721,498   17,564,664     8,074,382   21,019,731    24,462,734   26,550,315
Net assets beginning of year.................   35,088,509   17,523,845    45,532,920   24,513,189    49,295,482   22,745,167
                                              ------------  -----------  ------------  -----------  ------------  -----------
Net assets end of year*...................... $ 46,810,007  $35,088,509  $ 53,607,302  $45,532,920  $ 73,758,216  $49,295,482
                                              ============  ===========  ============  ===========  ============  ===========
Unit transactions:
Units outstanding beginning of year..........    3,105,420    1,660,729     4,192,071    2,367,333     4,360,797    2,116,059
Units issued during the year.................    1,884,848    2,118,294     1,398,638    2,507,904     3,280,494    3,075,538
Units redeemed during the year...............   (1,150,364)    (673,603)   (1,205,909)    (683,166)   (1,436,042)    (830,800)
                                              ------------  -----------  ------------  -----------  ------------  -----------
Units outstanding end of year................    3,839,904    3,105,420     4,384,800    4,192,071     6,205,249    4,360,797
                                              ============  ===========  ============  ===========  ============  ===========
----------
*Includes undistributed net investment
 income of:                                   $  2,283,477  $ 1,316,846  $  3,647,822  $ 2,083,192  $  2,441,522  $ 1,529,312
                                              ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                                               MONY Custom Master
----------------------------------------------------------------------------------------------------------------
   MONY Series Fund, Inc.                                Enterprise Accumulation Trust
----------------------------  ----------------------------------------------------------------------------------
                                                                 Small Company
        Money Market                    Equity                       Value                      Managed
         Subaccount                   Subaccount                  Subaccount                  Subaccount
----------------------------  --------------------------  --------------------------  --------------------------
 For the year   For the year  For the year  For the year  For the year  For the year  For the year  For the year
    ended          ended         ended         ended         ended         ended         ended         ended
 December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2002           2001          2002          2001          2002          2001          2002          2001
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

$     196,835  $   2,961,590  $   (937,098) $ 14,541,045  $  2,071,569  $ 25,205,982  $   (659,923) $ 10,701,762
            0              0   (23,982,479)  (21,625,629)   (8,287,012)   (6,024,973)  (27,463,664)  (25,400,786)

            0              0    (2,402,886)  (14,290,436)   (7,873,945)  (16,141,383)  (10,533,481)   (8,806,754)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

      196,835      2,961,590   (27,322,463)  (21,375,020)  (14,089,388)    3,039,626   (38,657,068)  (23,505,778)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

  102,954,807    176,271,079     9,411,226    31,541,688    34,066,443    50,782,130    17,419,510    56,129,257

 (111,912,872)  (137,949,455)  (20,144,586)  (19,703,825)  (28,884,009)  (16,707,141)  (41,463,531)  (28,666,776)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
   (8,958,065)    38,321,624   (10,733,360)   11,837,863     5,182,434    34,074,989   (24,044,021)   27,462,481
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
   (8,761,230)    41,283,214   (38,055,823)   (9,537,157)   (8,906,954)   37,114,615   (62,701,089)    3,956,703
  143,800,515    102,517,301    89,609,875    99,147,032   112,461,244    75,346,629   173,510,066   169,553,363
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$ 135,039,285  $ 143,800,515  $ 51,554,052  $ 89,609,875  $103,554,290  $112,461,244  $110,808,977  $173,510,066
=============  =============  ============  ============  ============  ============  ============  ============

   12,886,167      9,408,383    10,502,861     9,303,452     8,277,605     5,755,083    18,385,691    15,740,006
    9,276,087     16,005,262     1,324,140     3,464,395     2,537,857     3,794,607     2,307,153     5,629,361
  (10,078,013)   (12,527,478)   (3,145,364)   (2,264,986)   (2,302,557)   (1,272,085)   (5,583,684)   (2,983,676)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
   12,084,241     12,886,167     8,681,637    10,502,861     8,512,905     8,277,605    15,109,160    18,385,691
=============  =============  ============  ============  ============  ============  ============  ============

$   8,340,208  $   8,143,373  $ 36,934,935  $ 37,872,033  $ 41,601,425  $ 39,529,856  $ 78,993,239  $ 79,653,162
=============  =============  ============  ============  ============  ============  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                             MONY Custom Master
                                              -------------------------------------------------------------------------------
                                                                       Enterprise Accumulation Trust
                                              -------------------------------------------------------------------------------
                                                    International               High Yield
                                                       Growth                      Bond                      Growth
                                                     Subaccount                 Subaccount                 Subaccount
                                              ------------------------  -------------------------  --------------------------
                                              For the year For the year For the year  For the year For the year  For the year
                                                 ended        ended        ended         ended        ended         ended
                                              December 31, December 31, December 31,  December 31, December 31,  December 31,
                                                  2002         2001         2002          2001         2002          2001
                                              ------------ ------------ ------------  ------------ ------------  ------------
From operations:
 Net investment income (loss)................ $  (121,672) $ 2,076,902  $  3,037,925  $ 2,576,552  $ (1,898,003) $ (2,147,234)
 Net realized loss on investments............  (4,288,732)  (2,978,554)   (1,474,881)  (1,265,766)  (14,410,326)   (5,692,933)
 Net change in unrealized appreciation
   (depreciation) of investments.............     646,518   (6,826,897)   (1,686,056)    (275,018)  (39,583,815)  (30,778,356)
                                              -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operations...................  (3,763,886)  (7,728,549)     (123,012)   1,035,768   (55,892,144)  (38,618,523)
                                              -----------  -----------  ------------  -----------  ------------  ------------
From unit transactions:
 Net proceeds from the issuance of units.....   4,057,290    5,920,962    11,884,996   24,239,623    19,795,747    34,959,858
 Net asset value of units redeemed or used
   to meet contract obligations..............  (5,683,240)  (4,940,121)  (12,315,406)  (9,048,553)  (45,092,343)  (39,268,720)
                                              -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) from unit
 transactions................................  (1,625,950)     980,841      (430,410)  15,191,070   (25,296,596)   (4,308,862)
                                              -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) in net assets........  (5,389,836)  (6,747,708)     (553,422)  16,226,838   (81,188,740)  (42,927,385)
Net assets beginning of year.................  19,288,884   26,036,592    40,745,694   24,518,856   232,787,998   275,715,383
                                              -----------  -----------  ------------  -----------  ------------  ------------
Net assets end of year*...................... $13,899,048  $19,288,884  $ 40,192,272  $40,745,694  $151,599,258  $232,787,998
                                              ===========  ===========  ============  ===========  ============  ============
Unit transactions:
Units outstanding beginning of year..........   2,239,322    2,150,655     3,955,659    2,486,623    22,923,974    23,412,645
Units issued during the year.................     569,427      598,908     1,209,024    2,348,913     2,276,996     3,394,655
Units redeemed during the year...............    (777,309)    (510,241)   (1,269,376)    (879,877)   (5,472,376)   (3,883,326)
                                              -----------  -----------  ------------  -----------  ------------  ------------
Units outstanding end of year................   2,031,440    2,239,322     3,895,307    3,955,659    19,728,594    22,923,974
                                              ===========  ===========  ============  ===========  ============  ============
----------
*Includes undistributed net investment
 income (loss) of:                            $ 4,326,787  $ 4,448,459  $  8,013,527  $ 4,975,602  $ (6,076,171) $ (4,178,168)
                                              ===========  ===========  ============  ===========  ============  ============

                      See notes to financial statements.

                                              MONY Custom Master
-------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------------
        Growth and                  Small Company                  Equity                     Capital
          Income                       Growth                      Income                  Appreciation
        Subaccount                   Subaccount                  Subaccount                 Subaccount
--------------------------   --------------------------  -------------------------  --------------------------
For the year   For the year  For the year  For the year  For the year  For the year For the year  For the year
   ended          ended         ended         ended         ended         ended        ended         ended
December 31,   December 31,  December 31,  December 31,  December 31,  December 31, December 31,  December 31,
    2002           2001          2002          2001          2002          2001         2002          2001
------------   ------------  ------------  ------------  ------------  ------------ ------------  ------------
$   (298,960)  $   (689,667) $   (776,530) $  1,608,848  $    (47,974) $   (81,222) $   (546,626) $   (366,650)
 (10,718,113)    (1,281,903)   (4,272,838)   (1,396,901)   (1,413,309)    (417,209)   (4,038,812)   (1,980,484)
 (27,319,676)   (19,068,487)  (12,773,938)   (4,139,029)   (4,808,353)  (3,378,726)   (3,119,572)   (9,946,394)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
 (38,336,749)   (21,040,057)  (17,823,306)   (3,927,082)   (6,269,636)  (3,877,157)   (7,705,010)  (12,293,528)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
  12,936,095     42,588,006    11,700,870    15,517,623    11,195,178   17,116,711     5,213,871     8,131,762
 (32,705,605)   (25,270,953)  (13,271,825)  (13,626,459)  (10,291,636)  (7,246,213)   (9,771,330)  (11,287,826)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
 (19,769,510)    17,317,053    (1,570,955)    1,891,164       903,542    9,870,498    (4,557,459)   (3,156,064)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
 (58,106,259)    (3,723,004)  (19,394,261)   (2,035,918)   (5,366,094)   5,993,341   (12,262,469)  (15,449,592)
 144,558,269    148,281,273    67,048,581    69,084,499    34,127,812   28,134,471    44,496,765    59,946,357
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
$ 86,452,010   $144,558,269  $ 47,654,320  $ 67,048,581  $ 28,761,718  $34,127,812  $ 32,234,296  $ 44,496,765
============   ============  ============  ============  ============  ===========  ============  ============
  13,764,821     12,270,052     4,211,857     4,116,238     3,446,563    2,500,601     3,879,926     4,167,672
   1,569,819      3,834,555       854,585     1,011,735     1,240,505    1,661,520       506,901       663,732
  (4,061,265)    (2,339,786)   (1,072,240)     (916,116)   (1,232,494)    (715,558)     (958,300)     (951,478)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
  11,273,375     13,764,821     3,994,202     4,211,857     3,454,574    3,446,563     3,428,527     3,879,926
============   ============  ============  ============  ============  ===========  ============  ============

$ (2,664,932)  $ (2,365,972) $    553,635  $  1,330,165  $   (470,956) $  (422,982) $  1,408,865  $  1,955,491
============   ============  ============  ============  ============  ===========  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                MONY Custom Master
                                 --------------------------------------------------------------------------------
                                                           Enterprise Accumulation Trust
                                 --------------------------------------------------------------------------------

                                          Multi-Cap                                             Worldwide
                                           Growth                    Balanced                    Growth
                                         Subaccount                 Subaccount                 Subaccount
                                 --------------------------  ------------------------  --------------------------
                                                                                                    For the period
                                                                                                       May 10,
                                 For the year  For the year  For the year For the year For the year     2001**
                                    ended         ended         ended        ended        ended        through
                                 December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                     2002          2001          2002         2001         2002          2001
                                 ------------  ------------  ------------ ------------ ------------ --------------
From operations:
 Net investment income (loss)... $   (821,022) $ (1,240,799) $    97,330  $    40,628   $  (8,089)     $ (1,945)
 Net realized gain (loss) on
   investments..................  (21,288,273)  (15,714,089)    (586,466)     (57,182)    (18,083)       (9,299)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............   (5,372,682)   (3,830,978)  (1,785,718)    (702,097)   (155,510)      (10,348)
                                 ------------  ------------  -----------  -----------   ---------      --------
Net increase (decrease) in net
 assets resulting from
 operations.....................  (27,481,977)  (20,785,866)  (2,274,854)    (718,651)   (181,682)      (21,592)
                                 ------------  ------------  -----------  -----------   ---------      --------
From unit transactions:
 Net proceeds from the issuance
   of units.....................    3,769,738    12,367,916    4,090,137    6,726,741     517,208       471,824
 Net asset value of units
   redeemed or used to meet
   contract obligations.........  (18,721,207)  (20,964,570)  (5,510,904)  (2,256,871)    (88,565)      (54,133)
                                 ------------  ------------  -----------  -----------   ---------      --------
Net increase (decrease) from
 unit transactions..............  (14,951,469)   (8,596,654)  (1,420,767)   4,469,870     428,643       417,691
                                 ------------  ------------  -----------  -----------   ---------      --------
Net increase (decrease) in net
 assets.........................  (42,433,446)  (29,382,520)  (3,695,621)   3,751,219     246,961       396,099
Net assets beginning of period..   83,370,139   112,752,659   18,660,402   14,909,183     396,099             0
                                 ------------  ------------  -----------  -----------   ---------      --------
Net assets end of period*....... $ 40,936,693  $ 83,370,139  $14,964,781  $18,660,402   $ 643,060      $396,099
                                 ============  ============  ===========  ===========   =========      ========
Unit transactions:
Units outstanding beginning of
 period.........................    5,113,498     5,662,101    1,909,495    1,446,912      44,788             0
Units issued during the period..      321,121       712,061      457,257      700,305      65,113        51,050
Units redeemed during the period   (1,536,606)   (1,260,664)    (625,665)    (237,722)    (12,023)       (6,262)
                                 ------------  ------------  -----------  -----------   ---------      --------
Units outstanding end of period.    3,898,013     5,113,498    1,741,087    1,909,495      97,878        44,788
                                 ============  ============  ===========  ===========   =========      ========
----------
*  Includes undistributed net
   investment income (loss) of:  $ (3,600,474) $ (2,779,452) $    40,960  $   (56,370)  $ (10,034)     $ (1,945)
                                 ============  ============  ===========  ===========   =========      ========

** Commencement of operations

                      See notes to financial statements.

                                        MONY Custom Master
-------------------------------------------------------------------------------------------------
                     Enterprise Accumulation Trust
---------------------------------------------------------------------
                                                                                 Dreyfus
         Emerging                     Mid-Cap               Total                 Stock
         Countries                    Growth                Return                Index
        Subaccount                  Subaccount            Subaccount           Subaccount
--------------------------  --------------------------  -------------- --------------------------

             For the period              For the period For the period
For the year May 31, 2001** For the year May 7, 2001**  May 1, 2002**  For the year  For the year
   ended        through        ended        through        through        ended         ended
December 31,  December 31,  December 31,  December 31,   December 31,  December 31,  December 31,
    2002          2001          2002          2001           2002          2002          2001
------------ -------------- ------------ -------------- -------------- ------------  ------------
 $   (6,146)    $ (1,375)    $  (26,398)   $   (6,124)    $  141,351   $    (14,270) $    274,778
    (29,461)     (12,133)      (182,716)      (76,580)         5,592     (6,970,872)   (3,485,878)
   (144,871)      25,089       (574,204)      (12,273)        84,851    (14,545,362)   (9,092,726)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
   (180,478)      11,581       (783,318)      (94,977)       231,794    (21,530,504)  (12,303,826)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
  1,062,172      310,781      1,930,933     1,702,716      6,795,800     13,718,095    31,511,950
   (515,053)     (49,712)      (635,532)     (180,418)      (790,954)   (18,413,302)  (14,563,800)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
    547,119      261,069      1,295,401     1,522,298      6,004,846     (4,695,207)   16,948,150
 ----------     --------     ----------    ----------     ----------   ------------  ------------
    366,641      272,650        512,083     1,427,321      6,236,640    (26,225,711)    4,644,324
    272,650            0      1,427,321             0              0     89,062,998    84,418,674
 ----------     --------     ----------    ----------     ----------   ------------  ------------
 $  639,291     $272,650     $1,939,404    $1,427,321     $6,236,640   $ 62,837,287  $ 89,062,998
 ==========     ========     ==========    ==========     ==========   ============  ============
     28,883            0        187,623             0              0     10,780,679     8,848,044
    114,207       35,184        300,909       211,869        680,930      1,900,275     3,667,481
    (60,649)      (6,301)      (113,846)      (24,246)       (87,040)    (2,747,326)   (1,734,846)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
     82.441       28,883        374,686       187,623        593,890      9,933,628    10,780,679
 ==========     ========     ==========    ==========     ==========   ============  ============
 $   (7,521)    $ (1,375)    $  (32,522)   $   (6,124)    $  141,351   $  1,636,969  $  1,651,239
 ==========     ========     ==========    ==========     ==========   ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                              MONY Custom Master
                               -------------------------------------------------------------------------------
                                                                      Fidelity Variable Insurance
                                                                             Products Funds
                                        Dreyfus          -----------------------------------------------------
                                       Socially                      VIP                       VIP II
                                  Responsible Growth               Growth                    Contrafund
                                      Subaccount                 Subaccount                  Subaccount
                               ------------------------  --------------------------  -------------------------
                               For the year For the year For the year  For the year  For the year  For the year
                                  ended        ended        ended         ended         ended         ended
                               December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                   2002         2001         2002          2001          2002          2001
                               ------------ ------------ ------------  ------------  ------------  ------------
From operations:
 Net investment income (loss). $  (104,792) $  (165,841) $   (498,994) $  3,206,534  $   (320,899) $ 1,213,347
 Net realized loss on
   investments................  (1,747,548)  (1,191,727)   (7,021,266)   (5,765,388)   (3,285,829)  (3,496,073)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (1,490,796)  (2,352,128)   (8,742,161)   (9,432,283)   (2,349,889)  (6,307,132)
                               -----------  -----------  ------------  ------------  ------------  -----------
Net decrease in net assets
 resulting from operations....  (3,343,136)  (3,709,696)  (16,262,421)  (11,991,137)   (5,956,617)  (8,589,858)
                               -----------  -----------  ------------  ------------  ------------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   1,463,117    3,935,804     5,177,886    15,791,977     8,488,577   12,704,659
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (2,793,426)  (3,453,998)  (10,532,308)  (10,906,141)  (11,984,534)  (9,264,333)
                               -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) from
 unit transactions............  (1,330,309)     481,806    (5,354,422)    4,885,836    (3,495,957)   3,440,326
                               -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in
 net assets...................  (4,673,445)  (3,227,890)  (21,616,843)   (7,105,301)   (9,452,574)  (5,149,532)
Net assets beginning of year..  11,501,989   14,729,879    52,622,634    59,727,935    56,057,707   61,207,239
                               -----------  -----------  ------------  ------------  ------------  -----------
Net assets end of year*....... $ 6,828,544  $11,501,989  $ 31,005,791  $ 52,622,634  $ 46,605,133  $56,057,707
                               ===========  ===========  ============  ============  ============  ===========
Unit transactions:
Units outstanding beginning
 of year......................   1,481,284    1,447,492     6,473,865     5,959,654     6,410,694    6,048,806
Units issued during the year..     232,141      443,997       757,524     1,798,606     1,066,445    1,411,301
Units redeemed during the year    (458,156)    (410,205)   (1,688,165)   (1,284,395)   (1,511,735)  (1,049,413)
                               -----------  -----------  ------------  ------------  ------------  -----------
Units outstanding end of year.   1,255,269    1,481,284     5,543,224     6,473,865     5,965,404    6,410,694
                               ===========  ===========  ============  ============  ============  ===========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $  (120,637) $   (15,845) $  4,909,232  $  5,408,226  $  4,106,401  $ 4,427,300
                               ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                                             MONY Custom Master
--------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
     Products Funds                                         Janus Aspen Series
--------------------------  ----------------------------------------------------------------------------------
         VIP III                    Aggressive                                                Capital
  Growth Opportunities                Growth                     Balanced                  Appreciation
       Subaccount                   Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
For the year  For the year  For the year  For the year  For the year  For the year  For the year  For the year
   ended         ended         ended         ended         ended         ended         ended         ended
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2002          2001          2002          2001          2002          2001          2002          2001
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

$   (45,010)  $  (160,298)  $   (462,102) $   (779,064) $    756,206  $    942,536  $   (360,101) $    (83,256)
 (1,912,971)   (1,550,857)   (21,796,471)  (23,832,469)   (3,235,589)   (2,980,129)   (8,337,539)   (3,419,635)

 (1,296,302)     (936,905)     9,370,168    (8,524,826)   (3,423,650)   (2,190,057)       42,314   (13,679,969)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------

 (3,254,283)   (2,648,060)   (12,888,405)  (33,136,359)   (5,903,033)   (4,227,650)   (8,655,326)  (17,182,860)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------

  1,586,687     3,313,581      3,586,197    13,156,480    14,442,306    25,081,429     4,073,575    10,190,977

 (3,481,694)   (2,827,486)   (10,972,337)  (14,140,709)  (16,717,209)  (13,471,669)  (13,165,771)  (14,025,437)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
 (1,895,007)      486,095     (7,386,140)     (984,229)   (2,274,903)   11,609,760    (9,092,196)   (3,834,460)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
 (5,149,290)   (2,161,965)   (20,274,545)  (34,120,588)   (8,177,936)    7,382,110   (17,747,522)  (21,017,320)
 14,372,262    16,534,227     46,381,716    80,502,304    72,474,777    65,092,667    54,478,867    75,496,187
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
$ 9,222,972   $14,372,262   $ 26,107,171  $ 46,381,716  $ 64,296,841  $ 72,474,777  $ 36,731,345  $ 54,478,867
===========   ===========   ============  ============  ============  ============  ============  ============

  2,122,900     2,060,245      7,138,296     7,384,340     7,262,031     6,133,522     6,781,107     7,254,361
    287,087       473,419        736,911     1,589,660     1,553,961     2,478,426       586,408     1,128,231
   (640,892)     (410,764)    (2,220,512)   (1,835,704)   (1,835,049)   (1,349,917)   (1,870,563)   (1,601,485)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
  1,769,095     2,122,900      5,654,695     7,138,296     6,980,943     7,262,031     5,496,952     6,781,107
===========   ===========   ============  ============  ============  ============  ============  ============

$   345,009   $   390,019   $  8,538,209  $  9,000,311  $  7,056,218  $  6,300,012  $   (389,842) $    (29,741)
===========   ===========   ============  ============  ============  ============  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                              MONY Custom Master
                                  ------------------------------------------

                                                                  Alger
                                      Janus Aspen Series      American Fund
                                  --------------------------  --------------
                                                                 Mid-Cap
                                       Worldwide Growth           Growth
                                          Subaccount            Subaccount
                                  --------------------------  --------------
                                                              For the period
                                  For the year  For the year  May 7, 2002**
                                     ended         ended         through
                                  December 31,  December 31,   December 31,
                                      2002          2001           2002
                                  ------------  ------------  --------------
   From operations:
    Net investment income (loss). $   (287,488) $   (702,269)   $   (5,938)
    Net realized gain (loss) on
      investments................  (12,245,264)   (8,998,609)      (26,551)
    Net change in unrealized
      appreciation
      (depreciation) of
      investments................   (6,436,250)  (13,348,438)      (95,022)
                                  ------------  ------------    ----------
   Net increase (decrease) in
    net assets resulting from
    operations...................  (18,969,002)  (23,049,316)     (127,511)
                                  ------------  ------------    ----------

   From unit transactions:
    Net proceeds from the
      issuance of units..........    5,817,218    18,112,384     1,310,375
    Net asset value of units
      redeemed or used to meet
      contract obligations.......  (14,675,642)  (14,189,428)      (97,580)
                                  ------------  ------------    ----------
   Net increase (decrease) from
    unit transactions............   (8,858,424)    3,922,956     1,212,795
                                  ------------  ------------    ----------
   Net increase (decrease) in
    net assets...................  (27,827,426)  (19,126,360)    1,085,284
   Net assets beginning of period   74,347,435    93,473,795             0
                                  ------------  ------------    ----------
   Net assets end of period*..... $ 46,520,009  $ 74,347,435    $1,085,284
                                  ============  ============    ==========
   Unit transactions:
   Units outstanding beginning
    of period....................    8,403,355     8,075,215             0
   Units issued during the period      793,143     1,823,239       158,352
   Units redeemed during the
    period.......................   (2,038,629)   (1,495,099)      (15,943)
                                  ------------  ------------    ----------
   Units outstanding end of
    period.......................    7,157,869     8,403,355       142,409
                                  ============  ============    ==========
   ----------
   *Includesundistributed net
            investment income
            (loss) of:            $  5,359,864  $  5,647,352    $   (5,938)
                                  ============  ============    ==========
   **Commencementof operations

                      See notes to financial statements.

                                            MONY Custom Master
----------------------------------------------------------------------------------------------------------
                                                             The Universal
                                                             Institutional
   Lord Abbett Series Fund    Pimco Variable Insurance Trust  Funds, Inc.
----------------------------  ----------------------------   --------------
  Growth and      Mid-Cap                      Real Return    Real Estate
    Income         Value       Global Bond         Bond          Growth
  Subaccount     Subaccount     Subaccount      Subaccount     Subaccount                Total
-------------- -------------- --------------  -------------- -------------- ------------------------------
For the period For the period For the period  For the period For the period
May 2, 2002**  May 1, 2002**  May 7, 2002**   May 1, 2002**  May 2, 2002**
   through        through        through         through        through
 December 31,   December 31,   December 31,    December 31,   December 31,
     2002           2002           2002            2002           2002           2002            2001
-------------- -------------- --------------  -------------- -------------- --------------  --------------
  $    8,607    $     1,518    $    43,419     $   266,255     $  153,345   $    1,969,796  $   61,551,881
     (52,746)       (47,324)        57,838          94,342        (18,826)    (187,246,291)   (137,485,463)
    (104,263)      (251,337)       222,942         823,979       (313,582)    (138,847,888)   (183,234,010)
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
    (148,402)      (297,143)       324,199       1,184,576       (179,063)    (324,124,383)   (259,167,592)
  ----------    -----------    -----------     -----------     ----------   --------------  --------------

   6,001,094      8,177,894      6,704,110      27,346,174      3,962,970      445,524,772     703,098,946
    (507,446)    (1,286,466)    (2,310,095)     (5,100,076)      (381,808)    (513,164,184)   (458,060,450)
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
   5,493,648      6,891,428      4,394,015      22,246,098      3,581,162      (67,639,412)    245,038,496
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
   5,345,246      6,594,285      4,718,214      23,430,674      3,402,099     (391,763,795)    (14,129,096)
           0              0              0               0              0    1,807,779,610   1,821,908,706
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
  $5,345,246    $ 6,594,285    $ 4,718,214     $23,430,674     $3,402,099   $1,416,015,815  $1,807,779,610
  ==========    ===========    ===========     ===========     ==========   ==============  ==============
           0              0              0               0              0
     720,824        929,639        628,150       2,584,797        426,405
     (67,639)      (156,769)      (217,646)       (484,485)       (47,721)
  ----------    -----------    -----------     -----------     ----------
     653,185        772,870        410,504       2,100,312        378,684
  ==========    ===========    ===========     ===========     ==========

  $    8,607    $     1,518    $    43,419     $   266,255     $  153,345   $  207,773,772  $  205,803,796
  ==========    ===========    ===========     ===========     ==========   ==============  ==============

                                 MONY AMERICA

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master annuity policies is presented here.

   There are thirty-five MONY Custom Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, The Universal Institutional Funds, Inc., The Alger American Fund, Lord Abbett Series Fund, PIMCO Variable Insurance Trust, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2002, the amount deducted for such purposes for all MONY Custom Master subaccounts was $174,116,675.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.35% of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY America received $623,756 in aggregate from certain Funds in connection with MONY Custom Master subaccounts.

4. Investment transactions:

   Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the period ended December 31, 2002 were as follows:

                                            Cost of
                                        Shares Acquired       Proceeds from
   MONY Custom Master Subaccounts   (Excludes Reinvestments) Shares Redeemed
   ------------------------------   ------------------------ ---------------
   MONY Series Fund, Inc.

   Intermediate Term Bond Portfolio       $17,384,078          $ 9,467,489
   Long Term Bond Portfolio........        12,146,843           10,599,625
   Government Securities Portfolio.        30,918,853           10,425,021
   Money Market Portfolio..........        58,460,967           69,257,660

   Enterprise Accumulation Trust

   Equity Portfolio................         7,146,308           18,811,738
   Small Company Value Portfolio...        24,799,897           21,143,225
   Managed Portfolio...............        13,577,135           39,502,785
   International Growth Portfolio..         2,973,471            4,823,205
   High Yield Bond Portfolio.......         9,609,956           10,581,312
   Growth Portfolio................        13,318,626           41,203,611
   Growth and Income Portfolio.....        10,354,885           31,672,535
   Small Company Growth Portfolio..         8,588,065           10,921,590
   Equity Income Portfolio.........         9,210,094            8,750,241
   Capital Appreciation Portfolio..         3,585,800            8,679,647

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                       Cost of
                                                   Shares Acquired       Proceeds from
MONY Custom Master Subaccounts                 (Excludes Reinvestments) Shares Redeemed
------------------------------                 ------------------------ ---------------
Multi-Cap Growth Portfolio....................       $ 2,389,360          $18,166,484
Balanced Portfolio............................         3,804,421            5,449,374
Worldwide Growth Portfolio....................           513,820               92,736
Emerging Countries Portfolio..................         1,003,200              463,029
Mid-Cap Growth Portfolio......................         1,896,038              625,565
Total Return Portfolio........................         6,348,689              367,020

Dreyfus

Dreyfus Stock Index Fund......................        10,801,855           16,518,391
Dreyfus Socially Responsible Growth Fund, Inc.         1,295,326            2,748,166

Fidelity Variable Insurance Products Funds

VIP Growth Portfolio..........................         3,814,994            9,728,134
VIP II Contrafund Portfolio...................         6,100,567           10,292,564
VIP III Growth Opportunities Portfolio........         1,482,805            3,536,022

Janus Aspen Series

Aggressive Growth Portfolio...................         2,585,270           10,432,398
Balanced Portfolio............................        12,358,220           15,561,075
Capital Appreciation Portfolio................         2,827,810           12,527,509
Worldwide Growth Portfolio....................         3,636,077           13,297,634

Alger American

Mid-Cap Growth Subaccount.....................         1,298,090               89,918

Lord Abbett Series Fund

Growth and Income Subaccount..................         5,715,546              238,981
Mid Cap Value Subaccount......................         7,329,933              466,336

PIMCO Variable Insurance Trust

Global Bond Subaccount........................         5,764,361            1,390,882
Real Return Bond Subaccount...................        23,964,912            1,807,635

Universal Institutional Funds, Inc.

Real Estate Growth Subaccount.................         3,714,557              149,825

5. Financial Highlights:

   For a unit outstanding through the period ended December 31, 2002:

                                                                       For the period ended
                                        At December 31, 2002            December 31, 2002
                                  -------------------------------- ---------------------------
                                                                   Investment
                                                        Net Assets   Income   Expense   Total
MONY Custom Master Subaccounts      Units   Unit Values   (000s)     Ratio*   Ratio** Return***
------------------------------    --------- ----------- ---------- ---------- ------- ---------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount 3,839,904   $12.19     $46,810      3.64%    1.35%     7.88%
Long Term Bond Subaccount........ 4,384,800    12.22      53,607      4.53     1.35     12.52

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                                     For the period ended
                                                     At December 31, 2002              December 31, 2002
                                               --------------------------------- ----------------------------
                                                                                 Investment
                                                                      Net Assets   Income   Expense    Total
MONY Custom Master Subaccounts                   Units    Unit Values   (000s)     Ratio*   Ratio**  Return***
------------------------------                 ---------- ----------- ---------- ---------- -------  ---------
Government Securities Subaccount..............  6,205,249   $11.89     $ 73,758     2.80%    1.35%      5.22%
Money Market Subaccount....................... 12,084,241    11.17      135,039     1.49     1.35       0.09

Enterprise Accumulation Trust
Equity Subaccount.............................  8,681,637     5.94       51,554     0.00     1.35     (30.36)
Small Company Value Subaccount................  8,512,905    12.17      103,554     0.36     1.35     (10.45)
Managed Subaccount............................ 15,109,160     7.34      110,809     0.88     1.35     (22.25)
International Growth Subaccount...............  2,031,440     6.85       13,899     0.63     1.35     (20.44)
High Yield Bond Subaccount....................  3,895,307    10.32       40,192     8.66     1.35       0.19
Growth Subaccount............................. 19,728,594     7.69      151,599     0.37     1.35     (24.24)
Growth and Income Subaccount.................. 11,273,375     7.67       86,452     1.09     1.35     (26.95)
Small Company Growth Subaccount...............  3,994,202    11.93       47,654     0.00     1.35     (25.06)
Equity Income Subaccount......................  3,454,574     8.33       28,762     1.21     1.35     (15.86)
Capital Appreciation Subaccount...............  3,428,527     9.41       32,234     0.00     1.35     (17.96)
Multi-Cap Growth Subaccount...................  3,898,013    10.51       40,937     0.00     1.35     (35.52)
Balanced Subaccount...........................  1,741,087     8.60       14,965     1.92     1.35     (11.98)
Worldwide Growth Subaccount...................     97,878     6.57          643     0.00     1.35     (25.68)
Emerging Countries Subaccount.................     82,441     7.76          639     0.25     1.35     (17.80)
Mid-Cap Growth Subaccount.....................    374,686     5.18        1,939     0.00     1.35     (31.93)
Total Return Subaccount (1)...................    593,890    10.50        6,237     3.39(^)  1.35(^)    5.00

Dreyfus

Dreyfus Stock Index Subaccount................  9,933,628     6.33       62,837     1.33     1.35     (23.37)
Dreyfus Socially Responsible Growth Subaccount  1,255,269     5.44        6,829     0.20     1.35     (29.90)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................  5,543,224     5.60       31,006     0.15     1.35     (31.12)
VIP II Contrafund Subaccount..................  5,965,404     7.81       46,605     0.74     1.35     (10.64)
VIP III Growth Opportunities Subaccount.......  1,769,095     5.22        9,223     0.97     1.35     (22.90)

Janus Aspen Series

Aggressive Growth Subaccount..................  5,654,695     4.62       26,107     0.00     1.35     (28.92)
Balanced Subaccount...........................  6,980,943     9.21       64,297     2.42     1.35      (7.72)
Capital Appreciation Subaccount...............  5,496,952     6.68       36,731     0.56     1.35     (16.81)
Worldwide Growth Subaccount...................  7,157,869     6.50       46,520     0.87     1.35     (26.55)

Alger American

Mid-Cap Growth Subaccount (2).................    142,409     7.62        1,085     0.00(^)  1.35(^)  (23.80)

Lord Abbett Series Fund

Growth and Income Subaccount (3)..............    653,185     8.18        5,345     1.81(^)  1.35(^)  (18.20)
Mid-Cap Value Subaccount (1)..................    772,870     8.53        6,594     1.41(^)  1.35(^)  (14.70)

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                           For the period ended
                                          At December 31, 2002               December 31, 2002
                                    -------------------------------- --------------------------------
                                                                     Investment
                                                          Net Assets   Income      Expense     Total
MONY Custom Master Subaccounts        Units   Unit Values   (000s)     Ratio*      Ratio**   Return***
------------------------------      --------- ----------- ---------- ----------   -------    ---------

PIMCO Variable Insurance Trust

Global Bond Subaccount (2).........   410,504   $11.49     $ 4,718      2.62%(/\)  1.35%(/\)   14.90%
Real Return Bond Subaccount (1).... 2,100,312    11.15      23,431      3.96(/\)   1.35(/\)    11.50

Universal Institutional Funds, Inc.

Real Estate Growth Subaccount (3)..   378,684     8.98       3,402      7.10(/\)   1.35(/\)   (10.20)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period May 1, 2002 (commencement of operations) through December 31, 2002.
(2)For the period May 7, 2002 (commencement of operations) through December 31, 2002.
(3)For the period May 2, 2002 (commencement of operations) through December 31, 2002.

   For a unit outstanding through the period ended December 31, 2001:

                                                                        For the period ended
                                        At December 31, 2001             December 31, 2001
                                  --------------------------------- ---------------------------
                                                                    Investment
                                                         Net Assets   Income   Expense   Total
MONY Custom Master Subaccounts      Units    Unit Values   (000s)     Ratio*   Ratio** Return***
------------------------------    ---------- ----------- ---------- ---------- ------- ---------

MONY Series Fund, Inc.

Intermediate Term Bond Subaccount  3,105,420   $11.30     $ 35,089     4.18%    1.35%     7.11%
Long Term Bond Subaccount........  4,192,071    10.86       45,533     4.30     1.35      4.93
Government Securities Subaccount.  4,360,797    11.30       49,295     3.70     1.35      5.12
Money Market Subaccount.......... 12,886,167    11.16      143,801     3.60     1.35      2.39

Enterprise Accumulation Trust

Equity Subaccount................ 10,502,861     8.53       89,610     0.00     1.35    (19.98)
Small Company Value Subaccount...  8,277,605    13.59      112,461     0.28     1.35      3.82

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                                      For the period ended
                                                     At December 31, 2001               December 31, 2001
                                               --------------------------------- -----------------------------
                                                                                 Investment
                                                                      Net Assets   Income    Expense     Total
MONY Custom Master Subaccounts                   Units    Unit Values   (000s)     Ratio*    Ratio**   Return***
------------------------------                 ---------- ----------- ---------- ----------  -------   ---------
Managed Subaccount............................ 18,385,691   $ 9.44     $173,510     2.23%     1.35%     (12.35)%
International Growth Subaccount...............  2,239,322     8.61       19,289     0.67      1.35      (28.90)
High Yield Bond Subaccount....................  3,955,659    10.30       40,746     8.86      1.35        4.46
Growth Subaccount............................. 22,923,974    10.15      232,788     0.45      1.35      (13.84)
Growth and Income Subaccount.................. 13,764,821    10.50      144,558     0.88      1.35      (13.08)
Small Company Growth Subaccount...............  4,211,857    15.92       67,049     0.00      1.35       (5.13)
Equity Income Subaccount......................  3,446,563     9.90       34,128     1.09      1.35      (12.00)
Capital Appreciation Subaccount...............  3,879,926    11.47       44,497     0.61      1.35      (20.24)
Multi-Cap Growth Subaccount...................  5,113,498    16.30       83,370     0.00      1.35      (18.13)
Balanced Subaccount...........................  1,909,495     9.77       18,660     1.60      1.35       (5.15)
Worldwide Growth Subaccount (1)...............     44,788     8.84          396     0.00(/\)  1.35(/\)  (11.60)
Emerging Countries Subaccount (2).............     28,883     9.44          273     0.00(/\)  1.35(/\)   (5.60)
Mid-Cap Growth Subaccount (3).................    187,623     7.61        1,427     0.00(/\)  1.35(/\)  (23.90)

Dreyfus

Dreyfus Stock Index Subaccount................ 10,780,679     8.26       89,063     1.12      1.35      (13.42)
Dreyfus Socially Responsible Growth Subaccount  1,481,284     7.76       11,502     0.06      1.35      (23.77)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................  6,473,865     8.13       52,623     0.00      1.35      (18.86)
VIP II Contrafund Subaccount..................  6,410,694     8.74       56,058     0.70      1.35      (13.64)
VIP III Growth Opportunities Subaccount.......  2,122,900     6.77       14,372     0.26      1.35      (15.69)

Janus Aspen Series

Aggressive Growth Subaccount..................  7,138,296     6.50       46,382     0.00      1.35      (40.37)
Balanced Subaccount...........................  7,262,031     9.98       72,475     2.73      1.35       (5.94)
Capital Appreciation Subaccount...............  6,781,107     8.03       54,479     1.22      1.35      (22.86)
Worldwide Growth Subaccount...................  8,403,355     8.85       74,347     0.48      1.35      (23.58)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period May 10, 2001 (commencement of operations) through December 31, 2001.
(2)For the period May 15, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 7, 2001 (commencement of operations) through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONYMaster and ValueMaster

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONYMaster's and ValueMaster's Subaccounts of MONY America Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                         MONYMaster
                               --------------------------------------------------------------
                                                   MONY Series Fund, Inc.
                               --------------------------------------------------------------
                                  Equity       Equity    Intermediate Long Term
                                  Growth       Income     Term Bond      Bond     Diversified
                                Subaccount   Subaccount   Subaccount  Subaccount  Subaccount
                               -----------  -----------  ------------ ----------- -----------
           ASSETS
Shares held in respective
  Funds.......................      23,735       30,349    1,884,118    2,028,473      38,789
                               ===========  ===========  ===========  =========== ===========
Investments at cost........... $   720,439  $   672,758  $20,636,045  $26,121,475 $   610,403
                               ===========  ===========  ===========  =========== ===========
Investments in respective
  Funds, at net asset value... $   293,845  $   377,240  $22,289,115  $29,473,712 $   313,027
Amount due from MONY America..           0            0            0           44           0
Amount due from respective
  Funds.......................           0            0       14,625       15,304           0
                               -----------  -----------  -----------  ----------- -----------
       Total assets...........     293,845      377,240   22,303,740   29,489,060     313,027
                               -----------  -----------  -----------  ----------- -----------
         LIABILITIES
Amount due to MONY America....         333          420       38,978       47,027         353
Amount due to respective Funds           0            0            0           44           0
                               -----------  -----------  -----------  ----------- -----------
       Total liabilities......         333          420       38,978       47,071         353
                               -----------  -----------  -----------  ----------- -----------
Net assets.................... $   293,512  $   376,820  $22,264,762  $29,441,989 $   312,674
                               ===========  ===========  ===========  =========== ===========
Net assets consist of:
  Contractholders' net
   payments................... $(1,330,291) $(1,083,294) $ 7,820,417  $ 2,742,125 $(1,804,309)
  Undistributed net
   investment income..........   1,008,827    1,156,444   12,138,223   23,042,701   1,633,257
  Accumulated net realized
   gain on investments........   1,041,570      599,188      653,052      304,926     781,102
  Net unrealized appreciation
   (depreciation) of
   investments................    (426,594)    (295,518)   1,653,070    3,352,237    (297,376)
                               -----------  -----------  -----------  ----------- -----------
Net assets.................... $   293,512  $   376,820  $22,264,762  $29,441,989 $   312,674
                               ===========  ===========  ===========  =========== ===========
Number of units outstanding*..       7,919       10,732      929,701      962,720      10,334
                               -----------  -----------  -----------  ----------- -----------
Net asset value per unit
  outstanding*................ $     37.08  $     35.12  $     23.95  $     30.58 $     30.26
                               ===========  ===========  ===========  =========== ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

      MONYMaster                                  ValueMaster
----------------------- --------------------------------------------------------------
      MONY Series Fund, Inc.                      OCC Accumulation Trust
---------------------------------  ---------------------------------------------------
  Money     Government    Money    US Government
  Market    Securities    Market      Income        Equity    Small Cap     Managed
Subaccount  Subaccount  Subaccount  Subaccount    Subaccount  Subaccount   Subaccount
----------- ----------- ---------- ------------- -----------  ----------  ------------
 69,377,405   1,674,272   405,491        26,661       28,172      29,452       256,915
=========== =========== =========   ===========  ===========  ==========  ============
$69,377,405 $18,714,515 $ 405,491   $   278,025  $   929,981  $  712,900  $ 10,379,823
=========== =========== =========   ===========  ===========  ==========  ============
$69,377,405 $19,789,900 $ 405,491   $   298,870  $   722,046  $  633,806  $  8,419,115
          0          91         0             0            0           0            --
    198,016       4,824         0            --            0           0         4,155
----------- ----------- ---------   -----------  -----------  ----------  ------------
 69,575,421  19,794,815   405,491       298,870      722,046     633,806     8,423,270
----------- ----------- ---------   -----------  -----------  ----------  ------------
    274,938      26,484       446           324          809         711        13,501
          0          91         0             0            0           0             0
----------- ----------- ---------   -----------  -----------  ----------  ------------
    274,938      26,575       446           324          809         711        13,501
----------- ----------- ---------   -----------  -----------  ----------  ------------
$69,300,483 $19,768,240 $ 405,045   $   298,546  $   721,237  $  633,095  $  8,409,769
=========== =========== =========   ===========  ===========  ==========  ============
$28,752,059 $13,395,371 $(164,119)  $(1,229,549) $(1,454,005) $ (795,184) $(24,440,262)
 40,548,424   4,090,786   569,164     1,437,795      488,051     447,992     5,898,188
          0   1,206,698         0        69,455    1,895,126   1,059,381    28,912,551

          0   1,075,385         0        20,845     (207,935)    (79,094)   (1,960,708)
----------- ----------- ---------   -----------  -----------  ----------  ------------
$69,300,483 $19,768,240 $ 405,045   $   298,546  $   721,237  $  633,095  $  8,409,769
=========== =========== =========   ===========  ===========  ==========  ============
  3,938,569   1,317,180    25,205        13,512       20,342      17,777       179,670
----------- ----------- ---------   -----------  -----------  ----------  ------------
$     17.60 $     15.01 $   16.07   $     22.09  $     35.47  $    35.63  $      46.82
=========== =========== =========   ===========  ===========  ==========  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                               MONYMaster
                                -----------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
                                -----------------------------------------------------------------------
                                               Small Company                 International  High Yield
                                    Equity         Value        Managed         Growth         Bond
                                  Subaccount    Subaccount     Subaccount     Subaccount    Subaccount        Total
                                -------------  ------------- --------------  ------------- ------------  --------------
           ASSETS
Shares held in respective
  Funds........................     6,841,574     6,658,104      25,562,073     4,006,468     4,625,470
                                =============  ============  ==============   ===========  ============
Investments at cost............ $ 186,752,625  $158,750,974  $  664,864,437   $15,291,793  $ 22,237,540  $1,197,456,629
                                =============  ============  ==============   ===========  ============  ==============
Investments in respective
  Funds, at net asset value.... $  83,740,871  $114,253,061  $  390,588,482   $13,862,379  $ 18,686,901  $  773,525,266
Amount due from MONY America...           362            98           2,056             0            46           2,697
Amount due from respective
  Funds........................       285,610        30,419          41,448        16,660         9,232         620,293
                                -------------  ------------  --------------   -----------  ------------  --------------
       Total assets............    84,026,843   114,283,578     390,631,986    13,879,039    18,696,179     774,148,256
                                -------------  ------------  --------------   -----------  ------------  --------------
         LIABILITIES
Amount due to MONY America.....       384,238       158,694         479,227        32,400        29,692       1,488,575
Amount due to respective Funds.           362            98           2,056             0            46           2,697
                                -------------  ------------  --------------   -----------  ------------  --------------
       Total liabilities.......       384,600       158,792         481,283        32,400        29,738       1,491,272
                                -------------  ------------  --------------   -----------  ------------  --------------
Net assets..................... $  83,642,243  $114,124,786  $  390,150,703   $13,846,639  $ 18,666,441  $  772,656,984
                                =============  ============  ==============   ===========  ============  ==============
Net assets consist of:
  Contractholders' net
   payments.................... $ (66,599,105) $(88,278,107) $ (669,784,342)  $ 3,326,997  $  7,209,464  $ (793,716,134)
  Undistributed net
   investment income...........   177,485,629   156,962,303   1,034,772,090    12,184,687    25,460,513   1,499,325,074
  Accumulated net realized
   gain (loss) on investments..    75,767,473    89,938,503     299,438,910      (235,631)  (10,452,897)    490,979,407
  Net unrealized
   depreciation of investments.  (103,011,754)  (44,497,913)   (274,275,955)   (1,429,414)   (3,550,639)   (423,931,363)
                                -------------  ------------  --------------   -----------  ------------  --------------
Net assets..................... $  83,642,243  $114,124,786  $  390,150,703   $13,846,639  $ 18,666,441  $  772,656,984
                                =============  ============  ==============   ===========  ============  ==============
Number of units outstanding*...     3,132,647     2,417,506       9,406,774     1,447,750     1,221,698
                                -------------  ------------  --------------   -----------  ------------
Net asset value per unit
  outstanding*................. $       26.71  $      47.22  $        41.49   $      9.57  $      15.28
                                =============  ============  ==============   ===========  ============

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


                                                                 MONYMaster
                                         ---------------------------------------------------------
                                                           MONY Series Fund, Inc.
                                         ---------------------------------------------------------
                                           Equity     Equity   Intermediate Long Term
                                           Growth     Income    Term Bond      Bond     Diversified
                                         Subaccount Subaccount  Subaccount  Subaccount  Subaccount
                                         ---------- ---------- ------------ ----------  -----------
Dividend income......................... $   2,947  $  10,139   $  856,371  $1,462,353   $   7,250
Distribution from net realized gains....         0     53,526            0           0      43,306
Mortality and expense risk charges......    (5,082)    (6,138)    (274,828)   (375,494)     (4,342)
                                         ---------  ---------   ----------  ----------   ---------
Net investment income (loss)............    (2,135)    57,527      581,543   1,086,859      46,214
                                         ---------  ---------   ----------  ----------   ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
   investments..........................  (154,329)   (90,013)      96,103     (60,738)    (10,368)
  Net change in unrealized appreciation
   (depreciation) of investments........    41,006    (53,835)   1,009,836   2,453,103    (102,910)
                                         ---------  ---------   ----------  ----------   ---------
Net realized and unrealized gain (loss)
  on investments........................  (113,323)  (143,848)   1,105,939   2,392,365    (113,278)
                                         ---------  ---------   ----------  ----------   ---------
Net increase (decrease) in net assets
  resulting from operations............. $(115,458) $ (86,321)  $1,687,482  $3,479,224   $ (67,064)
                                         =========  =========   ==========  ==========   =========

                      See notes to financial statements.

      MONYMaster                               ValueMaster
---------------------  ----------------------------------------------------------
     MONY Series Fund, Inc.                    OCC Accumulation Trust
--------------------------------  -----------------------------------------------
  Money     Government   Money    US Government
  Market    Securities   Market      Income       Equity   Small Cap    Managed
Subaccount  Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount
----------  ---------- ---------- ------------- ---------- ---------- -----------
$1,127,551  $ 559,485   $ 8,623      $11,955    $   7,233  $     556  $   209,930
         0          0         0        1,280        6,455    120,685            0
  (945,221)  (228,739)   (7,196)      (3,558)     (10,280)    (9,450)    (128,990)
----------  ---------   -------      -------    ---------  ---------  -----------
   182,330    330,746     1,427        9,677        3,408    111,791       80,940
----------  ---------   -------      -------    ---------  ---------  -----------
         0    255,473         0        1,353       (7,197)    20,273     (321,489)

         0    331,637         0       11,903     (205,589)  (316,622)  (1,829,283)
----------  ---------   -------      -------    ---------  ---------  -----------
         0    587,110         0       13,256     (212,786)  (296,349)  (2,150,772)
----------  ---------   -------      -------    ---------  ---------  -----------
$  182,330  $ 917,856   $ 1,427      $22,933    $(209,378) $(184,558) $(2,069,832)
==========  =========   =======      =======    =========  =========  ===========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2002


                                                            MONYMaster
                               --------------------------------------------------------------------
                                                   Enterprise Accumulation Trust
                               --------------------------------------------------------------------
                                             Small Company                International  High Yield
                                  Equity         Value        Managed        Growth         Bond
                                Subaccount    Subaccount     Subaccount    Subaccount    Subaccount      Total
                               ------------  ------------- -------------  ------------- -----------  -------------
Dividend income............... $          0  $    483,688  $   4,457,872  $    111,105  $ 1,799,462  $  11,116,520
Distribution from net
  realized gains..............           --     3,654,676              0             0            0      3,879,928
Mortality and expense risk
  charges.....................   (1,442,327)   (1,766,720)    (6,440,620)     (230,857)    (259,985)   (12,139,827)
                               ------------  ------------  -------------  ------------  -----------  -------------
Net investment income (loss)..   (1,442,327)    2,371,644     (1,982,748)     (119,752)   1,539,477      2,856,621
                               ------------  ------------  -------------  ------------  -----------  -------------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................  (43,070,289)  (16,224,036)  (130,087,538)  (10,875,234)  (1,584,446)  (202,112,475)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (244,857)   (1,316,884)    (7,970,924)    6,976,986      (41,188)    (1,257,621)
                               ------------  ------------  -------------  ------------  -----------  -------------
Net realized and unrealized
  loss on investments.........  (43,315,146)  (17,540,920)  (138,058,462)   (3,898,248)  (1,625,634)  (203,370,096)
                               ------------  ------------  -------------  ------------  -----------  -------------
Net decrease in net assets
  resulting from operations... $(44,757,473) $(15,169,276) $(140,041,210) $ (4,018,000) $   (86,157) $(200,513,475)
                               ============  ============  =============  ============  ===========  =============

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                                          MONYMaster
                                                           -----------------------------------------------
                                                                                    MONY Series Fund, Inc.
                                                           -----------------------------------------------
                                                                Equity Growth           Equity Income
                                                                 Subaccount              Subaccount
                                                           ----------------------  ----------------------
                                                              2002        2001        2002        2001
                                                           ----------  ----------  ----------  ----------
From operations:
  Net investment income (loss)............................ $   (2,135) $  257,906  $   57,527  $   68,981
  Net realized gain (loss) on investments.................   (154,329)    (67,614)    (90,013)    (30,149)
  Net change in unrealized appreciation (depreciation) of
   investments............................................     41,006    (335,272)    (53,835)   (128,357)
                                                           ----------  ----------  ----------  ----------
Net increase (decrease) in net assets resulting from
 operations...............................................   (115,458)   (144,980)    (86,321)    (89,525)
                                                           ----------  ----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of units.................        912       3,371       2,979       4,772
  Net asset value of units redeemed or used to meet
   contract obligations...................................   (113,846)   (142,851)   (127,400)   (121,992)
                                                           ----------  ----------  ----------  ----------
Net increase (decrease) from unit transactions............   (112,934)   (139,480)   (124,421)   (117,220)
                                                           ----------  ----------  ----------  ----------
Net increase (decrease) in net assets.....................   (228,392)   (284,460)   (210,742)   (206,745)
Net assets beginning of year..............................    521,904     806,364     587,562     794,307
                                                           ----------  ----------  ----------  ----------
Net assets end of year*................................... $  293,512  $  521,904  $  376,820  $  587,562
                                                           ==========  ==========  ==========  ==========
Unit transactions:
Units outstanding beginning of year.......................     10,748      13,226      14,022      16,657
Units issued during the year..............................         22          27          79          71
Units redeemed during the year............................     (2,851)     (2,505)     (3,369)     (2,706)
                                                           ----------  ----------  ----------  ----------
Units outstanding end of year.............................      7,919      10,748      10,732      14,022
                                                           ==========  ==========  ==========  ==========
----------
*Includes undistributed net investment income of:          $1,008,827  $1,010,962  $1,156,444  $1,098,917
                                                           ==========  ==========  ==========  ==========




                                                            Intermediate Term Bond
                                                                  Subaccount
                                                           ------------------------
                                                               2002         2001
                                                           -----------  -----------
From operations:
  Net investment income (loss)............................ $   581,543  $   924,774
  Net realized gain (loss) on investments.................      96,103      (79,625)
  Net change in unrealized appreciation (depreciation) of
   investments............................................   1,009,836      710,499
                                                           -----------  -----------
Net increase (decrease) in net assets resulting from
 operations...............................................   1,687,482    1,555,648
                                                           -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units.................   4,314,951    2,716,851
  Net asset value of units redeemed or used to meet
   contract obligations...................................  (5,841,459)  (5,575,091)
                                                           -----------  -----------
Net increase (decrease) from unit transactions............  (1,526,508)  (2,858,240)
                                                           -----------  -----------
Net increase (decrease) in net assets.....................     160,974   (1,302,592)
Net assets beginning of year..............................  22,103,788   23,406,380
                                                           -----------  -----------
Net assets end of year*................................... $22,264,762  $22,103,788
                                                           ===========  ===========
Unit transactions:
Units outstanding beginning of year.......................     996,810    1,131,476
Units issued during the year..............................     189,358      124,384
Units redeemed during the year............................    (256,467)    (259,050)
                                                           -----------  -----------
Units outstanding end of year.............................     929,701      996,810
                                                           ===========  ===========
----------
*Includes undistributed net investment income of:          $12,138,223  $11,556,680
                                                           ===========  ===========

                      See notes to financial statements.

                                              MONYMaster
------------------------------------------------------------------------------------------------------
                                        MONY Series Fund, Inc.
------------------------------------------------------------------------------------------------------
     Long Term Bond             Diversified              Money Market           Government Securities
       Subaccount               Subaccount                Subaccount                 Subaccount
------------------------  ----------------------  --------------------------  ------------------------
    2002         2001        2002        2001         2002          2001          2002         2001
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
$ 1,086,859  $ 1,431,135  $   46,214  $  134,668  $    182,330  $  2,291,950  $   330,746  $   647,071
    (60,738)    (617,730)    (10,368)   (156,609)            0             0      255,473       63,408

  2,453,103      878,774    (102,910)   (108,306)            0             0      331,637      156,519
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------

  3,479,224    1,692,179     (67,064)   (130,247)      182,330     2,291,950      917,856      866,998
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
  3,205,274    2,604,726       1,311      25,223    51,853,245    51,874,204    8,197,758    5,237,891

 (9,745,046)  (8,928,136)     (7,177)   (554,264)  (65,423,565)  (67,950,276)  (7,357,228)  (7,377,001)
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
 (6,539,772)  (6,323,410)     (5,866)   (529,041)  (13,570,320)  (16,076,072)     840,530   (2,139,110)
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
 (3,060,548)  (4,631,231)    (72,930)   (659,288)  (13,387,990)  (13,784,122)   1,758,386   (1,272,112)
 32,502,537   37,133,768     385,604   1,044,892    82,688,473    96,472,595   18,009,854   19,281,966
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
$29,441,989  $32,502,537  $  312,674  $  385,604  $ 69,300,483  $ 82,688,473  $19,768,240  $18,009,854
===========  ===========  ==========  ==========  ============  ============  ===========  ===========
  1,197,470    1,436,552      10,523      23,813     4,710,722     5,634,325    1,263,084    1,423,653
    118,339       97,117          39         528     2,999,488     2,983,539      561,080      368,836
   (353,089)    (336,199)       (228)    (13,818)   (3,771,641)   (3,907,142)    (506,984)    (529,405)
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
    962,720    1,197,470      10,334      10,523     3,938,569     4,710,722    1,317,180    1,263,084
===========  ===========  ==========  ==========  ============  ============  ===========  ===========

$23,042,701  $21,955,842  $1,633,257  $1,587,043  $ 40,548,424  $ 40,366,094  $ 4,090,786  $ 3,760,040
===========  ===========  ==========  ==========  ============  ============  ===========  ===========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)
                       For the years ended December 31,

                                                           ValueMaster
                               -------------------------------------------------------------------
                               MONY Series Fund, Inc.             OCC Accumulation Trust
                               --------------------   ---------------------------------------------
                                                           US Government
                                   Money Market               Income                  Equity
                                    Subaccount              Subaccount              Subaccount
                               --------------------   ----------------------  ---------------------
                                  2002        2001       2002        2001        2002       2001
                               ---------   ---------  ----------  ----------  ---------  ----------
From operations:
 Net investment income (loss). $   1,427   $  25,164  $    9,677  $   19,837  $   3,408  $    3,280
 Net realized gain (loss) on
   investments................         0           0       1,353      10,156     (7,197)    (36,415)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................         0           0      11,903      14,029   (205,589)    (67,461)
                               ---------   ---------  ----------  ----------  ---------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................     1,427      25,164      22,933      44,022   (209,378)   (100,596)
                               ---------   ---------  ----------  ----------  ---------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    67,142     644,526       4,300     154,708     10,286       1,473
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (379,086)   (753,817)    (32,678)   (537,109)   (59,090)   (333,608)
                               ---------   ---------  ----------  ----------  ---------  ----------
Net decrease from unit
 transactions.................  (311,944)   (109,291)    (28,378)   (382,401)   (48,804)   (332,135)
                               ---------   ---------  ----------  ----------  ---------  ----------
Net decrease in net assets....  (310,517)    (84,127)     (5,445)   (338,379)  (258,182)   (432,731)
Net assets beginning of year..   715,562     799,689     303,991     642,370    979,419   1,412,150
                               ---------   ---------  ----------  ----------  ---------  ----------
Net assets end of year*....... $ 405,045   $ 715,562  $  298,546  $  303,991  $ 721,237  $  979,419
                               =========   =========  ==========  ==========  =========  ==========
Unit transactions:
Units outstanding beginning
 of year......................    44,634      51,138      14,903      33,160     21,432      28,360
Units issued during the year..     4,183      40,701         197       7,912        209         102
Units redeemed during the year   (23,612)    (47,205)     (1,588)    (26,169)    (1,299)     (7,030)
                               ---------   ---------  ----------  ----------  ---------  ----------
Units outstanding end of year.    25,205      44,634      13,512      14,903     20,342      21,432
                               =========   =========  ==========  ==========  =========  ==========
----------
*Includes undistributed net
 investment income of:         $ 569,164   $ 567,737  $1,437,795  $1,428,118  $ 488,051  $  484,643
                               =========   =========  ==========  ==========  =========  ==========

                      See notes to financial statements.

                  ValueMaster
-----------------------------------------------  ----------------------------
             OCC Accumulation Trust
-----------------------------------------------  ----------------------------

      Small Cap                 Managed                     Equity
      Subaccount              Subaccount                  Subaccount
---------------------  ------------------------  ---------------------------
   2002       2001         2002         2001         2002           2001
---------  ----------  -----------  -----------  ------------  -------------
$ 111,791  $   65,200  $    80,940  $   164,035  $ (1,442,327) $  28,057,489
   20,273      77,538     (321,489)     198,427   (43,070,289)   (57,410,590)
 (316,622)    (98,752)  (1,829,283)  (1,221,775)     (244,857)   (21,193,044)
---------  ----------  -----------  -----------  ------------  -------------
 (184,558)     43,986   (2,069,832)    (859,313)  (44,757,473)   (50,546,145)
---------  ----------  -----------  -----------  ------------  -------------
    8,102      18,189       77,426       21,284     9,459,116     14,859,657
  (82,655)   (314,843)  (1,805,292)  (2,527,834)  (39,158,335)   (73,755,632)
---------  ----------  -----------  -----------  ------------  -------------
  (74,553)   (296,654)  (1,727,866)  (2,506,550)  (29,699,219)   (58,895,975)
---------  ----------  -----------  -----------  ------------  -------------
 (259,111)   (252,668)  (3,797,698)  (3,365,863)  (74,456,692)  (109,442,120)
  892,206   1,144,874   12,207,467   15,573,330   158,098,935    267,541,055
---------  ----------  -----------  -----------  ------------  -------------
$ 633,095  $  892,206  $ 8,409,769  $12,207,467  $ 83,642,243  $ 158,098,935
=========  ==========  ===========  ===========  ============  =============
   19,385      26,606      214,023      256,327     4,125,642      5,595,324
      214         368        1,806          326       294,778        368,948
   (1,822)     (7,589)     (36,159)     (42,630)   (1,287,773)    (1,838,630)
---------  ----------  -----------  -----------  ------------  -------------
   17,777      19,385      179,670      214,023     3,132,647      4,125,642
=========  ==========  ===========  ===========  ============  =============

$ 447,992  $  336,201  $ 5,898,188  $ 5,817,248  $177,485,629  $ 178,927,956
=========  ==========  ===========  ===========  ============  =============




       Small Company
           Value                        Managed
        Subaccount                    Subaccount
--------------------------  ------------------------------
    2002          2001           2002            2001
------------  ------------  --------------  --------------
$  2,371,644  $ 41,086,969  $   (1,982,748) $   44,447,523
 (16,224,036)   (6,102,720)   (130,087,538)   (221,906,268)
  (1,316,884)  (28,249,710)     (7,970,924)     63,695,832
------------  ------------  --------------  --------------
 (15,169,276)    6,734,539    (140,041,210)   (113,762,913)
------------  ------------  --------------  --------------
   7,370,585     8,190,966      11,658,515      20,785,164
 (38,976,375)  (50,160,771)   (153,769,955)   (234,399,280)
------------  ------------  --------------  --------------
 (31,605,790)  (41,969,805)   (142,111,440)   (213,614,116)
------------  ------------  --------------  --------------
 (46,775,066)  (35,235,266)   (282,152,650)   (327,377,029)
 160,899,852   196,135,118     672,303,353     999,680,382
------------  ------------  --------------  --------------
$114,124,786  $160,899,852  $  390,150,703  $  672,303,353
============  ============  ==============  ==============
   3,054,705     3,867,795      12,609,907      16,443,234
     141,977       158,313         250,579         364,135
    (779,176)     (971,403)     (3,453,712)     (4,197,462)
------------  ------------  --------------  --------------
   2,417,506     3,054,705       9,406,774      12,609,907
============  ============  ==============  ==============

$156,962,303  $154,590,659  $1,034,772,090  $1,036,754,838
============  ============  ==============  ==============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                                           MONYMaster
                                      ----------------------------------------------------
                                                  Enterprise Accumulation Trust
                                      ----------------------------------------------------
                                         International Growth          High Yield Bond
                                              Subaccount                 Subaccount                      Total
                                      --------------------------  ------------------------  ------------------------------
                                          2002          2001          2002         2001          2002            2001
                                      ------------  ------------  -----------  -----------  --------------  --------------
From operations:
 Net investment income (loss)........ $   (119,752) $  2,626,225  $ 1,539,477  $ 2,056,298  $    2,856,621  $  124,308,505
 Net realized loss on investments....  (10,875,234)  (13,919,674)  (1,584,446)  (2,023,320)   (202,112,475)   (302,001,185)
 Net change in unrealized
   appreciation (depreciation) of
   investments.......................    6,976,986      (123,900)     (41,188)   1,330,161      (1,257,621)     15,259,237
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net increase (decrease) in net
 assets resulting from operations....   (4,018,000)  (11,417,349)     (86,157)   1,363,139    (200,513,475)   (162,433,443)
                                      ------------  ------------  -----------  -----------  --------------  --------------
From unit transactions:
 Net proceeds from the issuance of
   units.............................   16,368,522    11,780,598      987,238    1,617,334     113,587,662     120,540,937
 Net asset value of units redeemed
   or used to meet contract
   obligations.......................  (21,098,712)  (22,470,951)  (5,703,464)  (9,747,137)   (349,681,363)   (485,650,593)
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net decrease from unit transactions..   (4,730,190)  (10,690,353)  (4,716,226)  (8,129,803)   (236,093,701)   (365,109,656)
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net decrease in net assets...........   (8,748,190)  (22,107,702)  (4,802,383)  (6,766,664)   (436,607,176)   (527,543,099)
Net assets beginning of year.........   22,594,829    44,702,531   23,468,824   30,235,488   1,209,264,160   1,736,807,259
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net assets end of year*.............. $ 13,846,639  $ 22,594,829  $18,666,441  $23,468,824  $  772,656,984  $1,209,264,160
                                      ============  ============  ===========  ===========  ==============  ==============
Unit transactions:
Units outstanding beginning of year..    1,878,354     2,646,801    1,540,180    2,074,927
Units issued during the year.........    1,593,299       868,813       71,190      106,655
Units redeemed during the year.......   (2,023,903)   (1,637,260)    (389,672)    (641,402)
                                      ------------  ------------  -----------  -----------
Units outstanding end of year........    1,447,750     1,878,354    1,221,698    1,540,180
                                      ============  ============  ===========  ===========
----------
*Includes undistributed net
 investment income of:                $ 12,184,687  $ 12,304,439  $25,460,513  $23,921,036  $1,499,325,074  $1,496,468,453
                                      ============  ============  ===========  ===========  ==============  ==============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster annuity policies is presented here.

   There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operation from 1988 to 1994 and the subaccounts of ValueMaster commenced operation in 1994. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2002, the amounts deducted for such purposes for all MONYMaster subaccounts was $207,218,083 and for ValueMaster subaccounts was $1,547,778

   MONY America receives from the Variable Account, the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the MONYMaster and ValueMaster subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2002 were as follows:

                                           Cost of Shares
                                              Acquired     Proceeds
                                             (Excludes    from Shares
          MONYMaster Subaccounts           Reinvestments)  Redeemed
          ----------------------           -------------- ------------

          MONY Series Fund, Inc.
          Equity Growth Portfolio.........  $       833   $    118,838
          Equity Income Portfolio.........        2,869        133,367
          Intermediate Term Bond Portfolio    3,298,903      5,089,447
          Long Term Bond Portfolio........    1,929,155      8,832,597
          Diversified Portfolio...........        1,280         11,373
          Money Market Portfolio..........   31,961,251     46,451,160
          Government Securities Portfolio.    6,277,361      5,654,996

          Enterprise Accumulation Trust
          Equity Portfolio................    8,141,831     39,283,706
          Small Company Value Portfolio...    5,077,289     38,419,111
          Managed Portfolio...............    7,109,781    155,637,260
          International Growth Portfolio..   16,113,806     21,072,860
          High Yield Bond Portfolio.......      708,549      5,678,761

          ValueMaster Subaccounts
          -----------------------

          MONY Series Fund, Inc.
          Money Market Portfolio..........       67,144        386,311

          OCC Accumulation Trust
          US Government Income Portfolio..        4,300         36,099
          Equity Portfolio................        9,030         67,906
          Small Cap Portfolio.............        9,620         93,449
          Managed Portfolio...............       89,210      1,944,214

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2002:

                                        At December 31, 2002       For the year ended December 31, 2002
                                  -------------------------------- ----------------------------------
                                                                   Investment
                                                        Net Assets   Income      Expense      Total
MONYMaster Subaccounts              Units   Unit Values   (000s)     Ratio*      Ratio**    Return***
----------------------            --------- ----------- ---------- ----------    -------    ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.........     7,919   $37.08     $    294     0.72%       1.25%      (23.64)%
Equity Income Subaccount.........    10,732    35.12          377     2.06        1.25       (16.18)
Intermediate Term Bond Subaccount   929,701    23.95       22,265     3.90        1.25         8.03
Long Term Bond Subaccount........   962,720    30.58       29,442     4.87        1.25        12.68
Diversified Subaccount...........    10,334    30.26          313     2.09        1.25       (17.41)
Money Market Subaccount.......... 3,938,569    17.60       69,300     1.49        1.25         0.28
Government Securities Subaccount. 1,317,180    15.01       19,768     3.06        1.25         5.26

Enterprise Accumulation Trust
Equity Subaccount................ 3,132,647    26.71       83,642     0.00        1.25       (30.30)
Small Company Value Subaccount... 2,417,506    47.22      114,125     0.34        1.25       (10.35)
Managed Subaccount............... 9,406,774    41.49      390,151     0.87        1.25       (22.19)
International Growth Subaccount.. 1,447,750     9.57       13,847     0.60        1.25       (20.45)
High Yield Bond Subaccount....... 1,221,698    15.28       18,666     8.65        1.25         0.26

ValueMaster Subaccounts
-----------------------

MONY Series Fund, Inc.
Money Market Subaccount..........    25,205    16.07          405     1.50        1.25         0.25

OCC Accumulation Trust
US Government Income Subaccount..    13,512    22.09          299     4.20        1.25         8.28
Equity Subaccount................    20,342    35.47          721     0.88        1.25       (22.39)
Small Cap Subaccount.............    17,777    35.63          633     0.07        1.25       (22.58)
Managed Subaccount...............   179,670    46.82        8,410     2.03        1.25       (17.92)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   For a unit outstanding throughout the year ended December 31, 2001:

                                        At December 31, 2001        For the year ended December 31, 2001
                                  --------------------------------- ----------------------------------
                                                                    Investment
                                                         Net Assets   Income      Expense      Total
MONYMaster Subaccounts              Units    Unit Values   (000s)     Ratio*      Ratio**    Return***
----------------------            ---------- ----------- ---------- ----------    -------    ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.........     10,748   $48.56     $    522     0.00%       1.25%      (20.35)%
Equity Income Subaccount.........     14,022    41.90          588     1.74        1.25       (12.12)
Intermediate Term Bond Subaccount    996,810    22.17       22,104     5.36        1.25         7.15
Long Term Bond Subaccount........  1,197,470    27.14       32,503     5.37        1.25         4.99
Diversified Subaccount...........     10,523    36.64          386     1.03        1.25       (16.50)
Money Market Subaccount..........  4,710,722    17.55       82,688     3.77        1.25         2.51
Government Securities Subaccount.  1,263,084    14.26       18,010     4.92        1.25         5.32

Enterprise Accumulation Trust
Equity Subaccount................  4,125,642    38.32      158,099     0.00        1.25       (19.87)
Small Company Value Subaccount...  3,054,705    52.67      160,900    24.26        1.25         3.87
Managed Subaccount............... 12,609,907    53.32      672,303     6.79        1.25       (12.30)
International Growth Subaccount..  1,878,354    12.03       22,595     9.95        1.25       (28.77)
High Yield Bond Subaccount.......  1,540,180    15.24       23,469     8.87        1.25         4.60

ValueMaster Subaccounts
-----------------------

MONY Series Fund, Inc.
Money Market Subaccount..........     44,634    16.03          716     3.75        1.25         2.49

OCC Accumulation Trust
US Government Income Subaccount..     14,903    20.40          304     4.42        1.25         5.32
Equity Subaccount................     21,432    45.70          979     1.53        1.25        (8.21)
Small Cap Subaccount.............     19,385    46.02          892     8.31        1.25         6.95
Managed Subaccount...............    214,023    57.04       12,207     2.43        1.25        (6.12)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account A

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY America Variable Account A at December 31, 2002, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account A

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2002


                            ASSETS
         Investments at cost.......................... $ 3,365,312,234
                                                       ===============
         Investments in Funds, at net asset value..... $ 2,352,366,979
         Amounts due from MONY America................         332,134
         Amounts due from Funds.......................         912,574
                                                       ---------------
                Total assets..........................   2,353,611,687
                                                       ---------------
                          LIABILITIES
         Amounts due to MONY America..................       3,709,366
         Amounts due to Funds.........................         332,134
                                                       ---------------
                Total liabilities.....................       4,041,500
                                                       ---------------
         Net assets................................... $ 2,349,570,187
                                                       ===============
         Net assets consist of:
          Contractholders' net payments............... $ 1,473,419,361
          Undistributed net investment income.........   1,707,552,449
          Accumulated net realized gain on investments     181,543,632
          Net unrealized depreciation of investments..  (1,012,945,255)
                                                       ---------------
         Net assets................................... $ 2,349,570,187
                                                       ===============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account A

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


                 Dividend income................ $  32,625,560
                 Distribution from net
                   realized gains...............     7,728,122
                 Mortality and expense risk
                   charges......................   (35,073,662)
                                                 -------------
                 Net investment income..........     5,280,020
                                                 -------------
                 Realized and unrealized loss
                   on investments:
                   Net realized loss on
                    investments.................  (391,226,561)
                   Net change in unrealized
                    depreciation of investments.  (143,212,471)
                                                 -------------
                 Net realized and unrealized
                   loss on investments..........  (534,439,032)
                                                 -------------
                 Net decrease in net assets
                   resulting from operations.... $(529,159,012)
                                                 =============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account A

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                      For the years ended December 31,


                                             2002            2001
                                        --------------  --------------
         From operations:
          Net investment income........ $    5,280,020  $  185,860,386
          Net realized loss on
            investments................   (391,226,561)   (439,486,648)
          Net change in unrealized
            depreciation of investments   (143,212,471)   (167,974,773)
                                        --------------  --------------
         Net decrease in net assets
          resulting from operations....   (529,159,012)   (421,601,035)
                                        --------------  --------------
         From unit transactions:
          Net proceeds from the
            issuance of units of
            subaccounts................    794,765,727     823,639,883
          Net asset value of units
            redeemed or used to meet
            contract obligations of
            subaccounts................   (933,080,298)   (943,711,043)
                                        --------------  --------------
         Net decrease from unit
          transactions of subaccounts..   (138,314,571)   (120,071,160)
                                        --------------  --------------
         Net decrease in net assets....   (667,473,583)   (541,672,195)
         Net assets beginning of year..  3,017,043,770   3,558,715,965
                                        --------------  --------------
         Net assets end of year*....... $2,349,570,187  $3,017,043,770
                                        ==============  ==============
         ----------
         * Includes undistributed net
           investment income of:        $1,707,552,449  $1,702,272,429
                                        ==============  ==============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account A

                    NOTES TO COMBINED FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity, collectively the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Annuity Policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twelve MONYMaster subaccounts, five ValueMaster subaccounts, thirty-five MONY Custom Master subaccounts and thirty five MONY Variable Annuity subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the Alger American Fund, the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, INVESCO Variable Insurance Funds, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, MONY Series Fund, Inc. (the "Fund"), OCC Accumulation Trust, The Universal Institutional Funds, Inc., PBHG Insurance Series Funds, PIMCO Variable Insurance Trust, and the Universal Institutional Funds, Inc., (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Annuity Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2002 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment

                                 MONY AMERICA

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)

income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2002, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $385,912,058.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 1.20% to 2.20 % of the average daily net assets of each of the respective subaccounts within the Variable Account. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2002, MONY America received $644,938 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

At December 31, 2002, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

           The Alger American Fund
           Balanced Subaccount........................... $ 2,874,266
           Mid Cap Growth Subaccount.....................   3,175,940

           Dreyfus
           Dreyfus Stock Index Subaccount................  62,837,287
           Dreyfus Socially Responsible Growth Subaccount   6,828,544

                                 MONY AMERICA

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)

            Enterprise Accumulation Trust
            Balanced Subaccount....................... $ 14,964,781
            Capital Appreciation Subaccount...........   32,234,296
            Emerging Countries Subaccount.............      639,291
            Equity Subaccount.........................  135,196,295
            Equity Income Subaccount..................   31,072,347
            Growth and Income Subaccount..............   89,442,710
            Growth Subaccount.........................  161,010,227
            Global Socially Responsive Subaccount.....      235,937
            International Growth Subaccount...........   27,745,687
            High Yield Bond Subaccount................   58,858,713
            Managed Subaccount........................  505,448,906
            Mid Cap Growth Subaccount.................    1,939,404
            Multi-Cap Growth Subaccount...............   41,582,917
            Small Company Growth Subaccount...........   52,163,406
            Small Company Value Subaccount............  228,225,278
            Total Return Subaccount...................   11,181,825
            Worldwide Growth Subaccount...............      643,060

            Fidelity Variable Insurance Products Funds
            VIP Growth Subaccount.....................   31,005,791
            VIP II Contrafund Subaccount..............   46,605,133
            VIP III Growth Opportunities Subaccount...    9,222,972

            INVESCO Variable Investment Funds
            Financial Services Subaccount.............      710,922
            Health Sciences Subaccount................    1,274,686
            Telecommunications Subaccount.............      385,147

            Janus Aspen Series
            Aggressive Growth Subaccount..............   26,107,171
            Balanced Subaccount.......................   64,296,841
            Capital Appreciation Subaccount...........   37,878,552
            Flexible Income Subaccount................    5,111,415
            International Growth Subaccount...........    4,656,984
            Worldwide Growth Subaccount...............   46,520,009

            Lord Abbett Series Fund
            Bond Debenture Subaccount.................    2,188,537
            Growth and Income Subaccount..............   10,483,870
            Mid-Cap Value Subaccount..................   12,303,585

            MFS Variable Insurance Trust
            Mid Cap Growth Subaccount.................      761,907
            New Discovery Subaccount..................    2,140,202
            Total Return Subaccount...................    6,177,783
            Utilities Subaccount......................      583,628

                                 MONY AMERICA

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)

          MONY Series Fund, Inc.
          Equity Growth Subaccount..................... $      293,512
          Equity Income Subaccount.....................        376,820
          Diversified Subaccount.......................        312,674
          Government Securities Subaccount.............    107,765,762
          Intermediate Term Bond Subaccount............     69,074,769
          Long Term Bond Subaccount....................     88,695,049
          Money Market Subaccount......................    228,741,623

          OCC Accumulation Trust
          US Government Income Subaccount..............        298,546
          Equity Subaccount............................        721,237
          Small Cap Subaccount.........................        633,095
          Managed Subaccount...........................      8,409,769

          The Universal Institutional Funds, Inc.
          Emerging Markets Equity Subaccount...........        816,546
          Global Value Equity Subaccount...............      1,729,311
          U.S. Real Estate Subaccount..................      2,801,811

          PBHG Insurance Series Funds
          Mid-Cap Value Subaccount.....................      5,424,054
          Select Value Subaccount......................      1,652,813

          PIMCO Variable Insurance Trust
          Global Bond Subaccount.......................      7,155,674
          Real Return Subaccount.......................     37,259,157
          StocksPlus Growth and Income Subaccount......      7,289,614

          Universal Institutional Funds, Inc.
          Real Estate Growth Subaccount................      3,402,099
                                                        --------------

          Total Net Assets--Combined Variable Account A $2,349,570,187
                                                        ==============

   During the year ended December 31, 2002, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $654,286,304 and $826,814,092, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

   In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, statements of changes in shareholder's equity and statements of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 2 to the financial statements, the Company changed its method of accounting for long-lived assets in 2002.

PricewaterhouseCoopers LLP

New York, New York
February 6, 2003

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                BALANCE SHEETS
                          December 31, 2002 and 2001

                                                                                                         2002     2001
                                                                                                       -------- --------
                                                                                                        ($ in millions)
                                                ASSETS
Investments:
 Fixed maturity securities available-for-sale, at fair value (Note 5)                                  $1,537.4 $1,220.9
 Mortgage loans on real estate (Note 6)...............................................................    357.9    132.8
 Policy loans.........................................................................................     79.8     71.6
 Real estate to be disposed of........................................................................      0.1      2.3
 Real estate held for investment......................................................................      2.3      3.7
 Other invested assets................................................................................     11.4     16.4
                                                                                                       -------- --------
                                                                                                        1,988.9  1,447.7
Cash and cash equivalents.............................................................................     33.2    102.6
Accrued investment income.............................................................................     27.9     22.3
Amounts due from reinsurers...........................................................................     54.0     34.8
Deferred policy acquisition costs (Note 7)............................................................    617.4    564.6
Current federal income taxes..........................................................................     47.6     24.9
Other assets..........................................................................................      4.3     22.8
Separate account assets...............................................................................  2,911.3  3,589.0
                                                                                                       -------- --------
       Total assets................................................................................... $5,684.6 $5,808.7
                                                                                                       ======== ========
                                 LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits................................................................................ $  179.6 $  156.8
Policyholders' account balances.......................................................................  1,612.0  1,269.5
Other policyholders' liabilities......................................................................     89.2     77.2
Accounts payable and other liabilities................................................................     67.8     99.6
Note payable to affiliate.............................................................................     42.2     44.6
Deferred federal income taxes (Note 8)................................................................    142.6     85.0
Separate account liabilities..........................................................................  2,911.3  3,589.0
                                                                                                       -------- --------
       Total liabilities..............................................................................  5,044.7  5,321.7
Commitments and contingencies (Note 12)...............................................................
Common stock $1.00 par value; 5.0 million shares authorized, 2.5 million shares issued and outstanding      2.5      2.5
Capital in excess of par..............................................................................    499.7    349.7
Retained earnings.....................................................................................    113.0    130.1
Accumulated other comprehensive income................................................................     24.7      4.7
                                                                                                       -------- --------
       Total shareholder's equity.....................................................................    639.9    487.0
                                                                                                       -------- --------
       Total liabilities and shareholder's equity..................................................... $5,684.6 $5,808.7
                                                                                                       ======== ========

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 Years Ended December 31, 2002, 2001, and 2000

                                                                                                2002    2001   2000
                                                                                               ------  ------ ------
                                                                                                  ($ in millions)
Revenues:
Universal life and investment-type product policy fees........................................ $153.8  $159.7 $158.2
Premiums......................................................................................   89.5    56.3   37.3
Net investment income (Note 4)................................................................  107.5    91.2   90.4
Net realized (losses) gains on investments (Note 4)...........................................  (10.2)    5.3   (5.1)
Other income..................................................................................   16.8    17.9   14.4
                                                                                               ------  ------ ------
                                                                                                357.4   330.4  295.2
                                                                                               ------  ------ ------
Benefits and Expenses:
Benefits to policyholders.....................................................................  127.8    97.9   68.1
Interest credited to policyholders' account balances..........................................   75.8    65.9   62.4
Amortization of deferred policy acquisition costs.............................................   81.8    62.1   48.8
Other operating costs and expenses............................................................   97.1   101.3   88.6
                                                                                               ------  ------ ------
                                                                                                382.5   327.2  267.9
                                                                                               ------  ------ ------
(Loss)/income from continuing operations before income taxes..................................  (25.1)    3.2   27.3
Income tax (benefit)/expense..................................................................   (8.8)    1.4    8.0
                                                                                               ------  ------ ------
(Loss)/income from continuing operations......................................................  (16.3)    1.8   19.3
Discontinued operations: loss from real estate to be disposed of, net of income tax benefit of
  $0.4 million................................................................................   (0.8)     --     --
                                                                                               ------  ------ ------
Net (loss)/income.............................................................................  (17.1)    1.8   19.3
Other comprehensive income, net (Note 4)......................................................   20.0     5.7    6.3
                                                                                               ------  ------ ------
Comprehensive income.......................................................................... $  2.9  $  7.5 $ 25.6
                                                                                               ======  ====== ======



                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 Years Ended December 31, 2002, 2001 and 2000

                                                                                          Accumulated
                                                                       Capital               Other         Total
                                                               Common In Excess Retained Comprehensive Shareholder's
                                                               Stock   of Par   Earnings Income/(Loss)    Equity
                                                               ------ --------- -------- ------------- -------------
                                                                                  ($ in millions)
Balance, December 31, 1999....................................  $2.5   $199.7    $109.0      $(7.3)       $303.9
Capital contributions.........................................           50.0                               50.0
Comprehensive income:
 Net income...................................................                     19.3                     19.3
 Other comprehensive income:
   Unrealized gains on investments, net of unrealized losses,
     reclassification adjustments, and taxes (Note 4).........                                 6.3           6.3
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                              25.6
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2000....................................   2.5    249.7     128.3       (1.0)        379.5
Capital contributions.........................................          100.0                              100.0
Comprehensive income:
 Net income...................................................                      1.8                      1.8
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                 5.7           5.7
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                               7.5
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2001....................................   2.5    349.7     130.1        4.7         487.0
Capital contributions.........................................          150.0                              150.0
Comprehensive income:
 Net (loss)...................................................                    (17.1)                   (17.1)
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                20.0          20.0
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                               2.9
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2002....................................  $2.5   $499.7    $113.0      $24.7        $639.9
                                                                ====   ======    ======      =====        ======


                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                           STATEMENTS OF CASH FLOWS
                 Years Ended December 31, 2002, 2001 and 2000

                                                                                                2002     2001      2000
                                                                                              -------  -------  ---------
                                                                                                    ($ in millions)
Cash flows from operating activities (Note 2):
Net (loss) income............................................................................ $ (17.1) $   1.8  $    19.3
Adjustments to reconcile net income to net cash used in operating activities:
  Interest credited to policyholders' account balances.......................................    72.5     64.7       57.5
  Universal life and investment-type product policy fee income...............................   (66.9)   (74.6)     (87.0)
  Capitalization of deferred policy acquisition costs........................................  (172.6)  (157.8)    (130.3)
  Amortization of deferred policy acquisition costs..........................................    81.8     62.1       48.8
  Provision for depreciation and amortization................................................    (2.0)     5.0       (0.4)
  Provision for deferred federal income taxes................................................    46.8     33.6       25.6
  Net realized losses/(gains) on investments.................................................    10.2     (5.3)       5.1
  Non-cash distributions from investments....................................................    (0.5)      --         --
  Change in other assets, accounts payable and other liabilities.............................   (40.6)    39.2      (46.5)
  Change in future policy benefits...........................................................    22.8     22.1       11.4
  Change in other policyholders' liabilities.................................................    12.0      8.3       14.9
  Change in current federal income taxes payable.............................................   (19.7)   (13.1)     (12.6)
  Loss on discontinued real estate operations................................................     1.2       --         --
                                                                                              -------  -------  ---------
Net cash used in operating activities........................................................   (72.1)   (14.0)     (94.2)
                                                                                              -------  -------  ---------
Cash flows from investing activities:
Sales, maturity securities or repayments of:
  Fixed maturity securities..................................................................   258.3    280.9      223.2
  Mortgage loans on real estate..............................................................    48.6     60.3       68.2
  Other invested assets......................................................................     2.6      0.1        2.3
Acquisitions of investments:
  Fixed maturity securities..................................................................  (505.6)  (371.5)    (170.0)
  Mortgage loans on real estate..............................................................  (276.2)   (76.7)     (19.3)
  Other invested assets......................................................................    (1.3)    (7.1)      (2.0)
  Policy loans, net..........................................................................    (8.2)    (2.2)     (10.6)
                                                                                              -------  -------  ---------
Net cash (used in)/provided by investing activities.......................................... $(481.8) $(116.2) $    91.8
                                                                                              -------  -------  ---------
Cash flows from financing activities:
Proceeds of demand note payable to affiliate................................................. $ 121.0  $    --  $      --
Repayment of demand note payable to affiliate................................................  (121.0)      --         --
Repayment of note payable to affiliate.......................................................    (2.4)    (2.3)      (2.1)
Receipts from annuity and universal life policies credited to policyholders' account balances   876.8    824.6    1,538.6
Return of policyholders' account balances on annuity policies and universal life policies....  (539.9)  (700.3)  (1,508.2)
Capital contributions........................................................................   150.0      6.0       50.0
                                                                                              -------  -------  ---------
Net cash provided by financing activities....................................................   484.5    128.0       78.3
                                                                                              -------  -------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................   (69.4)    (2.2)      75.9
Cash and cash equivalents, beginning of year.................................................   102.6    104.8       28.9
                                                                                              -------  -------  ---------
Cash and cash equivalents, end of year....................................................... $  33.2  $ 102.6  $   104.8
                                                                                              =======  =======  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................................................. $ (36.9) $ (19.1) $    (5.0)
Interest..................................................................................... $   4.1  $   3.1  $     3.3
Schedule of non-cash financing activities:
Capital contribution of bonds from MONY Life................................................. $    --  $  94.1  $      --

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  Organization and Description of Business:

   MONY Life Insurance Company of America (the "Company" or "MLOA"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC. ("MONY Holdings"), a downstream holding company formed by The MONY Group Inc. (the "MONY Group") on February 27, 2002. On April 30, 2002, MONY Group transferred all of its ownership interests in MONY Life to MONY Holdings.

   The Company's primary business is to provide life insurance, annuities, and corporate-owned and bank-owned life insurance ("COLI/BOLI") to business owners, growing families, and pre-retirees. The Company distributes its products and services through Retail and Wholesale distribution channels. The Company's Retail distribution channels are comprised of (i) the career agency sales force operated by MONY Life and (ii) Trusted Securities Advisors Corp. ("Trusted Advisors"). The Company's Wholesale channel is comprised of: (i) MONY Partners, a division of MONY Life, and (ii) MONY Life's corporate marketing team which markets COLI/BOLI products. These products are sold in 49 states (not including New York), the District of Columbia and Puerto Rico.

2.  Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining: (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and impairment writedowns for other invested assets, (iv) costs associated with contingencies, (v) litigation and restructuring charges and
(vi) income taxes. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

  Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in venture capital limited partnerships. The Company's investments in venture capital limited partnerships are accounted for in accordance with the equity method of accounting or at estimated fair value (with changes in fair value recorded in other comprehensive income) depending upon the Company's percentage ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest in the partnership exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest is 20 percent or greater. In the unlikely event that the Company's ownership interest in a partnership exceeded 50 percent the partnership would be consolidated. In all other circumstances, the Company accounts for its investments in venture capital limited partnerships at estimated fair value. Because the underlying partnerships are required under GAAP to mark their investment portfolios to market and report changes in such market value through their earnings, the Company's earnings will reflect its pro rata share of such mark to market adjustment if it accounts for the partnership investment under the equity method. With respect to partnerships accounted for at fair value, there will be no impact on the Company's earnings until: (i) the underlying investments held by the partnership are distributed to the Company, or (ii) the underlying investments held by the partnership are sold by the partnership and the proceeds distributed to the Company, or (iii) an impairment of the Company's investment in the partnership is determined to exist. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity

                    MONY LIFE INSURANCE COMPANY OF AMERICA
securities and common stock is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Impairment losses on real estate held for investment are reported as realized gains or losses on investments.

   Real estate investments meeting the following criteria are classified as "real estate to be disposed of" in the Company's balance sheet and the results therefrom are reported as "Discontinued Operations" in the Company's statement of income and comprehensive income as a result of the Company's adoption in 2002 of SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"):

  . Management, having the authority to approve the action, commits the organization to a plan to sell the property.

  . The property is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

  . An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

  . The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year.

  . The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

  . Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

   Real estate to be disposed of is carried at the lower of its carrying value at the time of classification as "to be disposed of" or fair value less estimated selling costs.

   Policy loans are carried at their unpaid principal balances.

   Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

   Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DPAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For universal life products and investment-type products, DPAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. For non-participating term policies, DPAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time to time that allow annuity contractholders to exchange older annuity contracts for new annuity products sold at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DPAC related to the exchanged contract.

   DPAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DPAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DPAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for universal life and investment-type contracts represent an annuity of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.6%, 5.9% and 5.9% for the years ended December 31, 2002, 2001 and 2000, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.9%, 5.0%, and 5.2% for each of the years ended December 31, 2002, 2001 and 2000, respectively.

   GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

   The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Reinsurance

   The Company has reinsured certain of its life insurance and annuity business with life contingencies under various agreements with other insurance companies. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10.0%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets and liabilities are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

   The Company received $94.1 million in bonds and $5.9 million in cash during 2001 as a capital contribution from MONY Life.

  New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's financial position or results of operations.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and

                    MONY LIFE INSURANCE COMPANY OF AMERICA
reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's financial position or results of operations.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other then sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for the financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within such year, except that assets held for sale as a result of disposal activities initiated prior to the effective date of SFAS 144 may be accounted for in accordance with prior guidance until the end of the fiscal year in which SFAS 144 is effective. SFAS 144 retains many of the same provisions as SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the statements of income and comprehensive income. The Company had real estate that meets the definition of a component of the entity. Substantially all of the Company's real estate to be disposed of resulted from disposal activities initiated prior to the effective date of SFAS 144. The carrying value of real estate to be disposed of at December 31, 2002 was $0.1 million. The Company's pretax loss from real estate to be disposed of for the year ended December 31, 2002, which is reported in the Company's statement of income and comprehensive income as a discontinued operation, was $1.2 million.

  Recent Accounting Pronouncements Not Yet Adopted as of December 31, 2002

   In January 2003, the SFAS issued SFAS Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation 46"), which represents an interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), "Consolidated Financial Statements". ARB 51 requires that a Company's consolidated financial statements include subsidiaries in which the Company has a controlling financial interest. That requirement usually has been applied to subsidiaries in which the Company has a majority voting interest. However, the voting interest approach is not effective in identifying controlling financial interests in entities (referred to as "variable interest entities") that are not controllable through voting interests or in which the equity investors do not bear the residual economic risks. Interpretation 46 provides guidance on identifying variable interest entities and on assessing whether a Company's investment in a variable interest entity requires consolidation thereof. Interpretation 46 is effective immediately for investments made in variable interest entities after January 31, 2003 and it is effective in the first fiscal year or interim period beginning after June 15, 2003 for investments in variable interest entities made prior to February 1, 2003. The adoption of Interpretation 46 is not expected to have a material impact on the Company's earnings or financial position.

3.  Related Party Transactions:

   MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that state.

   The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, employee benefits, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2002, 2001 and 2000, the Company incurred expenses of $61.8 million, $67.9 million, and $55.9 million, as a result of such allocations. At December 31, 2002 and 2001 the Company had a payable to MONY Life in connection with this service agreement of $17.2 million and $46.6 million, respectively, which is reflected in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.7 million, $0.8 million and $0.8 million for each of the years ended December 31, 2002, 2001 and 2000, respectively. In addition, the Company had a payable to MONY Life related to this agreement of

                    MONY LIFE INSURANCE COMPANY OF AMERICA
approximately $0.1 million and $0.3 million at December 31, 2002 and 2001, respectively, which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.2 million, $3.6 million, and $3.6 million for the years ended December 31, 2002, 2001, and 2000, respectively. In addition, the Company recorded an intercompany payable of $0.4 million and $1.2 million at December 31, 2002 and 2001, respectively, related to these agreements, which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   In 1997, the Company entered into a 17-year lease with the New York City Industrial Development Agency ("NY IDA"). NY IDA issued bonds to the Company, for the benefit of MONY Life's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder. At December 31,2002, IDA bonds outstanding were $1.3 million. Lease payments for NY IDA were $0.2 million for each of the years ended, December 31, 2002 and 2001.

   The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agreed to reinsure 90.0% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90.0% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DPAC tax provision. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2002 and 2001, the Company recorded a payable of $15.2 million and $9.7 million, respectively, to USFL in connection with this agreement which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   The Company recorded capital contributions from MONY Life of $150.0 million, $100.0 million and $50.0 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2002 is $42.2 million.

   On May 29, 2002, the Company borrowed $121.0 million from the MONY Group in exchange for a demand note payable in the same amount. The note bore interest at a floating rate equal to Federal Funds Rate +0.15% per annum and had an original maturity date of May 28, 2003. The Company repaid the entire principal outstanding on the demand note plus interest of $1.2 million during the fourth quarter of 2002.

   On August 30, 2002, the Company purchased eleven commercial mortgage loans from MONY Life. The purchase price for the mortgages was determined based on fair market value aggregating $148.6 million, which consisted of $146.8 million in principal and $1.8 million in premium. These mortgage loans are included in "Mortgage Loans on Real Estate" on the Company's balance sheet.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Other Comprehensive Income:

   Net investment income for the years ended December 31, 2002, 2001 and 2000 was derived from the following sources:

                                                           2002  2001  2000
                                                          ------ ----- -----
                                                           ($ in millions)
    Fixed maturity securities............................ $ 87.3 $76.0 $75.0
    Mortgage loans on real estate........................   14.8   8.9  11.2
    Policy loans.........................................    6.3   4.3   4.5
    Other investments (including cash & cash equivalents)    3.0   6.5   4.0
                                                          ------ ----- -----
    Total investment income..............................  111.4  95.7  94.7
    Investment expenses..................................    3.9   4.5   4.3
                                                          ------ ----- -----
    Net investment income................................ $107.5 $91.2 $90.4
                                                          ====== ===== =====

   Net realized gains (losses) on investments for the years ended December 31, 2002, 2001 and 2000 are summarized as follows:

                                                    2002    2001   2000
                                                   ------  -----  -----
                                                      ($ in millions)
        Fixed maturity securities................. $ (7.4) $ 4.7  $(5.3)
        Mortgage loans on real estate.............   (2.2)   0.8    0.1
        Other invested assets.....................   (0.6)  (0.2)   0.1
                                                   ------  -----  -----
        Net realized gains (losses) on investments $(10.2) $ 5.3  $(5.1)
                                                   ======  =====  =====

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2002, 2001 and 2000. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                                     2002    2001    2000
                                                                    ------  ------  ------
                                                                        ($ in millions)
Change in unrealized gains (losses) on investments, net
Fixed maturity securities.......................................... $ 68.9  $ 23.5  $ 23.4
                                                                    ------  ------  ------
Subtotal...........................................................   68.9    23.5    23.4
Effect on unrealized gains (losses) on investments attributable to:
DPAC...............................................................  (38.1)  (14.7)  (13.9)
Deferred federal income taxes......................................  (10.8)   (3.1)   (3.2)
                                                                    ------  ------  ------
Change in unrealized gains (losses) on investments, net............ $ 20.0  $  5.7  $  6.3
                                                                    ======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                               2002  2001 2000
                                                                              -----  ---- ----
                                                                              ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments..................................... $23.2  $4.5 $4.8
Reclassification adjustment for gains included in net Income.................  (3.2)  1.2  1.5
                                                                              -----  ---- ----
Unrealized gains (losses) on investments, net of reclassification adjustments $20.0  $5.7 $6.3
                                                                              =====  ==== ====

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Unrealized gains (losses) on investments reported in the above table for the years ended December 31, 2002, 2001, and 2000, are net of income tax expense (benefit) of $12.5 million, $3.8 million, and $4.1 million, respectively, and $(40.6) million, $(17.4) million, and $(17.0) million, respectively, relating to the effect of such unrealized gains (losses) on DPAC.

   Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense (benefit) of $(1.7) million, $(0.7) million, and $(0.8) million, respectively, and $2.5 million, $2.8 million, and $3.2 million, respectively, relating to the effect of such amounts on DPAC.

5.  Investments:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002 and December 31, 2001 are as follows:

                                                                                          Gross      Gross
                                                                         Amortized     Unrealized  Unrealized     Estimated
                                                                           Cost           Gains      Losses      Fair Value
                                                                     ----------------- ----------- ---------- -----------------
                                                                       2002     2001   2002  2001  2002 2001    2002     2001
                                                                     -------- -------- ----- ----- ---- ----- -------- --------
                                                                                          ($ in millions)
U.S. Treasury securities and obligations of U.S. Government agencies $  187.6 $   56.5 $14.7 $ 1.3 $0.0 $ 0.0 $  202.3 $   57.8
Collateralized mortgage obligations:
  Government agency-backed..........................................     16.6     39.3   1.0   0.8  0.0   0.3     17.6     39.8
  Non-agency backed.................................................     14.5     36.8   0.8   1.2  0.0   0.0     15.3     38.0
Other asset-backed securities:
  Government agency-backed..........................................      0.0      0.0   0.0   0.0  0.0   0.0      0.0      0.0
  Non-agency backed.................................................    138.0    131.9   5.5   4.0  1.2   1.0    142.3    134.9
Public utilities....................................................     83.6     69.1   6.2   2.2  0.6   0.7     89.2     70.6
Foreign Government..................................................      0.0      0.0   0.0   0.0  0.0   0.0      0.0      0.0
Corporate...........................................................    982.7    842.0  66.7  21.8  6.1  10.5  1,043.3    853.3
Affiliates..........................................................      1.3      1.4   0.2   0.1  0.0   0.0      1.5      1.5
                                                                     -------- -------- ----- ----- ---- ----- -------- --------
   Total Bonds......................................................  1,424.3  1,177.0  95.2  31.4  7.9  12.5  1,511.5  1,195.9
Redeemable Preferred Stock..........................................     25.0     25.0   0.9   0.0  0.0   0.0     25.9     25.0
                                                                     -------- -------- ----- ----- ---- ----- -------- --------
   Total............................................................ $1,449.3 $1,202.0 $96.1 $31.4 $7.9 $12.5 $1,537.4 $1,220.9
                                                                     ======== ======== ===== ===== ==== ===== ======== ========

   The carrying value of the Company's fixed maturity securities at December 31, 2002 and 2001 is net of cumulative impairment adjustments in value deemed to be "other than temporary" of $13.1 million and $3.5 million, respectively.

   At December 31, 2002 and 2001, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities which: (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have an "other than temporary impairment" in value, as "problem fixed maturity securities." At December 31, 2002 and 2001, the carrying value of problem fixed maturity securities held by the Company was $71.2 million and $8.7 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2002 and 2001, the carrying value of potential problem fixed maturity securities held by the Company was $0.0 million and $1.1 million, respectively. In addition, at December 31, 2002 and 2001 the Company had no fixed maturity securities which have been restructured.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2002 are as follows:

                                                                    2002
                                                             -------------------
                                                                       Estimated
                                                             Amortized   Fair
                                                               Cost      Value
                                                             --------- ---------
                                                               ($ in millions)
Due in one year or less..................................... $   39.5  $   40.7
Due after one year through five years.......................    495.1     522.4
Due after five years through ten years......................    654.8     707.1
Due after ten years.........................................     90.8      92.0
                                                             --------  --------
       Subtotal.............................................  1,280.2   1,362.2
Mortgage-backed and other asset-backed securities...........    169.1     175.2
                                                             --------  --------
       Total................................................ $1,449.3  $1,537.4
                                                             ========  ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity securities may differ from contractual maturity securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from the sale of fixed maturity securities during 2002, 2001 and 2000 were $82.8 million, $84.5 million, and $40.9 million, respectively. Gains of $4.8 million, $4.1 million, and $0.5 million, and losses of $1.0 million, $0.0 million, and $2.1 million were realized on these sales in 2002, 2001, and 2000, respectively.

6.  Mortgage Loans On Real Estate:

   Mortgage loans on real estate at December 31, 2002 and 2001 consist of the following:

                                                              2002    2001
                                                             ------  ------
                                                             ($ in millions)
Commercial mortgage loans................................... $275.4  $ 61.2
Agricultural mortgage loans.................................   86.2    73.0
                                                             ------  ------
Total loans.................................................  361.6   134.2
Less: valuation allowances..................................   (3.7)   (1.4)
                                                             ------  ------
Mortgage loans, net of valuation allowances................. $357.9  $132.8
                                                             ======  ======

   An analysis of the valuation allowances on mortgage loans on real estate for 2002, 2001 and 2000 is as follows:

                                                             2002  2001   2000
                                                             ---- -----  -----
                                                              ($ in millions)
Balance, beginning of year.................................. $1.4 $ 1.4  $ 2.3
Increase (decrease) in allowance............................  2.3   0.2   (0.3)
Reduction due to pay-downs, pay-offs, and sales.............  0.0   0.0   (0.6)
Transfers to real estate....................................  0.0  (0.2)   0.0
                                                             ---- -----  -----
Balance, end of year........................................ $3.7 $ 1.4  $ 1.4
                                                             ==== =====  =====

   At December 31, 2002 and 2001 the Company had no impaired mortgage loans with valuation allowances.

   Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   During 2002, 2001 and 2000, the Company recognized $0.3 million, $0.5 million, and $0.7 million, respectively, of interest income on impaired loans.

   At December 31, 2002 and 2001, there were $0.0 million and $0.9 million mortgage loans which were non-income producing for the twelve months preceding such dates.

7.  Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2002, 2001 and 2000 are as follows:

                                                              2002    2001    2000
                                                             ------  ------  ------
                                                                 ($ in millions)
Balance, beginning of year.................................. $564.6  $483.5  $406.4
Costs deferred during the year..............................  172.6   157.8   139.8
Amortized to expense during the year........................  (81.8)  (62.1)  (48.8)
Effect on DPAC from unrealized losses (see Note 2)..........  (38.0)  (14.6)  (13.9)
                                                             ------  ------  ------
Balance, end of year........................................ $617.4  $564.6  $483.5
                                                             ======  ======  ======

8.  Federal Income Taxes:

   The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                              2002    2001    2000
                                                             ------  ------  ------
                                                                 ($ in millions)
Federal income tax expense (benefit):
   Current.................................................. $(56.0) $(32.2) $(17.6)
   Deferred.................................................   47.2    33.6    25.6
                                                             ------  ------  ------
Federal income tax (benefit) expense before discontinued
  operations................................................   (8.8)    1.4     8.0
                                                             ------  ------  ------
   Discontinued operations..................................   (0.4)     --      --
                                                             ------  ------  ------
       Total................................................ $ (9.2) $  1.4  $  8.0
                                                             ======  ======  ======

   Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35.0%. The sources of the difference and the tax effects of each are as follows:

                                                              2002  2001  2000
                                                             -----  ---- -----
                                                              ($ in millions)
Tax at statutory rate....................................... $(8.7) $1.4 $ 9.6
Dividends received deduction................................  (1.0)  0.0  (1.7)
Other.......................................................   0.9   0.0   0.1
                                                             -----  ---- -----
Provision for income taxes before discontinued operations... $(8.8) $1.4 $ 8.0
                                                             =====  ==== =====

   The Company's federal income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due pending the outcome of IRS examinations.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The components of deferred tax liabilities and (assets) at December 31, 2002 and 2001 are as follows:

                                                        2002    2001
                                                       ------  ------
                                                       ($ in millions)
         Deferred policy acquisition costs............ $178.0  $164.1
         Accrued expenses.............................   (0.1)    1.0
         Deferred compensation........................    0.2     0.2
         Other, net...................................   10.6     0.6
                                                       ------  ------
            Total deferred tax liabilities............  188.7   165.9
                                                       ------  ------
         Policyholder and separate account liabilities  (80.7)  (96.8)
         Real estate and mortgages....................   (2.2)   (0.3)
         Fixed maturity securities....................   36.8    16.2
                                                       ------  ------
            Total deferred tax (assets)...............  (46.1)  (80.9)
                                                       ------  ------
            Net deferred tax liability................ $142.6  $ 85.0
                                                       ======  ======

   The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

9.  Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans on Real Estate

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2002 and 2001 the fair value of mortgage loans was $394.8 million and $138.3 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets held in Separate Accounts is based on quoted market prices.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2002 were $769.9 million and $748.3 million, respectively. The carrying value and fair value of annuities at December 31, 2001 were $559.4 million and $549.6 million, respectively.

10.  Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                    2002    2001   2000
                                                                   ------  -----  -----
                                                                      ($ in millions)
Direct premiums................................................... $ 39.8  $24.4  $13.2
Reinsurance assumed...............................................   63.9   41.4   29.8
Reinsurance ceded.................................................  (14.2)  (9.5)  (5.7)
                                                                   ------  -----  -----
   Net premiums................................................... $ 89.5  $56.3  $37.3
                                                                   ======  =====  =====
Universal life and investment type product policy fee income ceded $ 26.3  $23.1  $20.3
                                                                   ======  =====  =====
Policyholders' benefits ceded..................................... $ 32.2  $26.9  $19.7
                                                                   ======  =====  =====
Policyholders' benefits assumed................................... $ 24.7  $14.8  $ 5.5
                                                                   ======  =====  =====

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

   The Company's retention limits on new business is $4.0 million for any one person for individual products, and $6.0 million for last survivor products.

11.  Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2002 and 2001, securities loaned by the Company under this agreement had a carrying value of approximately $186.8 million and $78.4 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk

   At December 31, 2002 and 2001, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.1% and 1.3% of total cash and invested assets, respectively.

   The Company's fixed maturity securities are diversified by industry type. The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2002 are consumer goods and services of $351.3 million (22.9%), and non-government asset/mortgage backed securities of $157.6 million (10.2%). At December 31, 2001, the industries (excluding U.S. Treasury securities and obligations of

                    MONY LIFE INSURANCE COMPANY OF AMERICA

U.S. government agencies) that comprise 10% or more of the carrying value were consumer goods and services of $298.1 million (24.4%) and asset/mortgage backed securities of $212.9 million (17.4%).

   The Company holds below investment grade fixed maturity securities with a carrying value of $245.1 million at December 31, 2002. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2001, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $155.9 million.

   The Company has investments in commercial and agricultural mortgage loans. The locations of properties collateralizing mortgage loans at December 31, 2002 and 2001 are as follows:

                                       2002          2001
                 -                 ------------  ------------
                                         ($ in millions)
                 Geographic Region
                 West............. $103.6  28.9% $ 43.2  32.5%
                 Southeast........   54.8  15.3    29.6  22.3
                 Mountain.........   40.4  11.3    21.5  16.2
                 Southwest........   42.2  11.8    19.7  14.8
                 Midwest..........   43.9  12.3    13.1   9.9
                 Northeast........   73.0  20.4     5.7   4.3
                                   ------ -----  ------ -----
                        Total..... $357.9 100.0% $132.8 100.0%
                                   ====== =====  ====== =====

   The states with the largest concentrations of mortgage loan investments at December 31, 2002 are: California, $51.8 million (14.5%); New York, $46.1 million (12.9%); Washington, $43.7 million (12.2%); District of Columbia, $31.8 million (8.9%); Pennsylvania, $27.1 million (7.6%); Colorado, $18.6 million (5.2%); Texas, $17.8 million (5.0%); and Missouri, $16.7 million (4.7%).

   As of December 31, 2002 and 2001, the mortgage loan portfolio by property type is as follows:

                                        2002          2001
                                    ------------  ------------
                                          ($ in millions)
                Property Type
                Agricultural....... $ 85.7  24.0% $ 72.3  54.4%
                Office buildings...  173.2  48.3    28.9  21.8
                Hotel..............   17.5   4.8    17.7  13.3
                Industrial.........   37.0  10.4     9.6   7.2
                Retail.............    7.0   2.0     0.0   0.0
                Other..............   36.2  10.1     2.9   2.2
                Apartment buildings    1.3   0.4     1.4   1.1
                                    ------ -----  ------ -----
                       Total....... $357.9 100.0% $132.8 100.0%
                                    ====== =====  ====== =====

12.  Commitments and Contingencies:

   (i) Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required

                    MONY LIFE INSURANCE COMPANY OF AMERICA
premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have denied any wrongdoing and asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only. On July 2, 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision limiting the class to New York purchasers. In addition, the New York State Supreme Court has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY Life and MLOA intend to defend themselves vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on them.

   (ii) In July 2002, pursuant to a jury verdict, the Company was found liable and ordered to pay a former joint venture partner some of the proceeds distributed to the Company from the disposition of a real estate asset in 1999, which was formerly owned by the joint venture. As a result of the verdict, which the Company is appealing, the Company recorded a charge aggregating $0.8 million pre-tax in its results of operations for the quarter ended June 30, 2002. Approximately, $0.4 million of this charge is reflected in the income statement caption entitled "net realized losses" because it represents the return of proceeds originally included in the determination of the realized gain recognized by the Company in 1999 upon receipt of the aforementioned distribution. The balance of the charge, which is reflected in the income statement caption entitled "other operating costs and expenses" represents management's best estimate of the interest that the court will require the Company to pay its former joint venture partner, as well as legal costs.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's results of operations.

   At December 31, 2002, the Company had commitments to issue $0.8 million fixed and floating rate commercial mortgages ranging from 4.09% to 7.68%, and $5.3 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.25% to 6.55%.

13.  Statutory Financial Information and Regulatory Risk-Based Capital:

   The statutory net loss reported by the Company for the years ended December 31, 2002, 2001 and 2000 was $91.9 million, $64.9 million, and $35.9 million, respectively. The statutory surplus of the Company as of December 31, 2002 and 2001 was $246.1 million and $189.4 million, respectively.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

14.  Reorganization and Other Charges:

   During the fourth quarter of 2002 and 2001, the Company recorded Reorganization and Other charges aggregating approximately $1.6 million and $20.7 million, respectively. Of these charges, $1.6 million and $6.8 million, respectively, met the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("EITF 94-3"). The 2002 reorganization charge consisted of severance and related benefits resulting from headcount reductions in MONY Life's home office and career agency system, as well as losses from abandonment of certain leased offices and equipment. The 2001 reorganization charge consisted of severance and related benefits of $7.4 million resulting from headcount reductions in MONY Life's home office and career agency system, and $7.4 million of other miscellaneous items. The balance of the charge in 2001, $5.9 million, was unrelated to the reorganization activities and consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio, (ii) write-downs of certain information technology assets, and (iii) other miscellaneous items.

   The following tables summarize the components of the aforementioned charges recorded during 2002 and 2001, respectively:

                                                                                          Net Realized
2002                                                                Operating                Losses                Total
----                                                                ---------             ------------             -----
                                                                          ($ in millions)
Reorganization Charges (1):
Severance benefits.................................................   $ 1.3                   $ --                 $ 1.3
Leased offices.....................................................     0.3                     --                   0.3
                                                                      -----                   ----                 -----
       Total -- Reorganization Charges............................    $ 1.6                   $ --                 $ 1.6
                                                                      =====                   ====                 =====
----------
(1)All of the reorganization charges recorded in 2002 meet the definition of "restructuring charges" as defined by
   EITF 94-3.

                                                                                          Net Realized
2001                                                                Operating                Losses                Total
----                                                                ---------             ------------             -----
                                                                          ($ in millions)
Reorganization Charges:
Severance benefits and incentive compensation (1)..................   $ 7.4                   $ --                 $ 7.4
Leased offices (1).................................................     1.4                     --                   1.4
Deferred policy acquisition costs..................................     3.5                     --                   3.5
Other..............................................................     2.5                     --                   2.5
                                                                      -----                   ----                 -----
       Subtotal -- Reorganization Charges..........................    14.8                     --                  14.8

Other Charges:
Asset Impairments and Valuation Related Write-downs................      --                    2.5                   2.5
Benefits to policyholders..........................................     2.1                     --                   2.1
Information technology assets......................................     1.0                     --                   1.0
Other..............................................................     0.3                     --                   0.3
                                                                      -----                   ----                 -----
       Subtotal -- Other Charges...................................     3.4                    2.5                   5.9
                                                                      -----                   ----                 -----
       Total -- Reorganization and Other Charges...................   $18.2                   $2.5                 $20.7
                                                                      =====                   ====                 =====

----------
(1)Severance benefits aggregating $5.4 million and lease abandonment charges aggregating $1.4 million meet the definition of "restructuring charges" as defined by EITF 94-3.

   All charges referred to as Reorganization Charges included in the table above, except $3.5 million related to deferred policy acquisition costs in 2001, are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions during 2002 and 2001, as well as the changes therein. Such liability is reflected in Accounts Payable and Other Liabilities on the Company's consolidated statements of financial position.

                                          December 31,           Cash   December 31,
                                              2001     Charges Payments     2002
                                          ------------ ------- -------- ------------
                                                       ($ in millions)
Restructuring Charges Liability:
Severance benefits.......................     $0.0      $1.3    $(0.1)      $1.2
Other restructure charges................      1.4       0.3     (0.4)       1.3
                                              ----      ----    -----       ----
   Total Restructuring Charges Liability.     $1.4      $1.6    $(0.5)      $2.5
                                              ====      ====    =====       ====

15.  Subsequent Event (Unaudited)

   In March 2003, litigation relating to the disposition of a real estate asset discussed in Note 12(ii) was settled for approximately $0.2 million less than the 2002 charge. Accordingly, during the first quarter of 2003 the Company will reverse such over-accrual to income.